UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.
20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2024
Schwab Value Advantage Money Fund
®
, Investor Shares
Ticker Symbol: SWVXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$218,570
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.30%
Seven-Day Yield (without waivers)	4.27%
Seven-Day Effective Yield (with waivers)	4.39%
Business Interest Deduction (163j)	99.75%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers,
the
fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Value Advantage Money Fund
®
, Investor Shares | Annual Report
1
REG126663-00  00308865

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Value Advantage Money Fund
®
, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Value Advantage Money Fund
®
, Ultra Shares
Ticker Symbol: SNAXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Ultra Shares*	$20	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$118,180
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.45%
Seven-Day Yield (without waivers)	4.42%
Seven-Day Effective Yield (with waivers)	4.54%
Business Interest Deduction (163j)	99.75%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not
expect
that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Value Advantage Money Fund
®
, Ultra Shares | Annual Report
1
REG126664-00  00308867

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Value Advantage Money Fund
®
, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Government Money Fund, Sweep Shares
Ticker Symbol: SWGXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$45	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$20,322
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.10%
Seven-Day Yield (without waivers)	4.08%
Seven-Day Effective Yield (with waivers)	4.18%
Business Interest Deduction (163j)	100.00%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment
at $1.00
per
share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at
any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Sweep Shares | Annual Report
1
REG126646-00  00308849

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Sweep Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Government Money Fund, Investor Shares
Ticker Symbol: SNVXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$28,152
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.20%
Seven-Day Yield (without waivers)	4.18%
Seven-Day Effective Yield (with waivers)	4.29%
Business Interest Deduction (163j)	100.00%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the
effect of any
applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Investor Shares | Annual Report
1
REG126645-00  00308848

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Government Money Fund, Ultra Shares
Ticker Symbol: SGUXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the inv estm
ent adviser serves as
adviser
to the fund.

Statistics

Net Assets (millions)	$26,324
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.33%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	100.00%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund.
Although
the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not
expect
that the sponsor will provide
financial
support to
the
fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Ultra Shares | Annual Report
1
REG126647-00  00308850

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab U.S. Treasury Money Fund, Investor Shares
Ticker Symbol: SNSXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other
information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$35,547
Number of Holdings	65
Advisory Fees Paid by the Fund	$120,743,439
Weighted Average Maturity	49 Days
Seven-Day Yield (with waivers)	4.15%
Seven-Day Yield (without waivers)	4.11%
Seven-Day Effective Yield (with waivers)	4.23%
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have cha
nge
d since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab U.S. Treasury Money Fund, Investor Shares | Annual Report
1
REG126661-00  00308864

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Treasury Obligations Money Fund, Ultra Shares
Ticker Symbol: SCOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$33,772
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.33%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.42%
Business Interest Deduction (163j)	100.00%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it
cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the
report
date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming
interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Ultra Shares | Annual Report
1
REG126659-00  00308861

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Treasury Obligations Money Fund, Investor Shares
Ticker Symbol: SNOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$36,001
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.17%
Seven-Day Effective Yield (with waivers)	4.27%
Business Interest Deduction (163j)	100.00%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Investor Shares | Annual Report
1
REG126658-00  00308862

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Municipal Money Fund
,
Investor Shares
Ticker Symbol: SWTXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$4,346
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.29%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.35%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot
guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report
date
.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Investor Shares | Annual Report
1
REG126652-00  00308855

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Municipal Money Fund, Ultra Shares
Ticker Symbol: SWOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$13,210
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.44%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.50%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the
report
date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect
of any applicable
waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Ultra Shares | Annual Report
1
REG126653-00  00308856

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab AMT Tax-Free Money Fund, Investor Shares
Ticker Symbol: SWWXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$1,234
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.31%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.37%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested
and it reflects the effect of any
applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Investor Shares | Annual Report
1
REG126641-00  00308844

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab AMT Tax-Free Money Fund, Ultra Shares
Ticker Symbol: SCTXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,765
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.46%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.52%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect
of any applicable
waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Ultra Shares | Annual Report
1
REG126642-00  00308846

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab California Municipal Money Fund, Investor Shares
Ticker Symbol: SWKXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,605
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.79%
Seven-Day Yield (without waivers)	2.78%
Seven-Day Effective Yield (with waivers)	2.83%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that
the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Investor Shares | Annual Report
1
REG126643-00  00308845

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab California Municipal Money Fund, Ultra Shares
Ticker Symbol: SCAXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$6,426
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.94%
Seven-Day Yield (without waivers)	2.93%
Seven-Day Effective Yield (with waivers)	2.98%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the
report
date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Ultra Shares | Annual Report
1
REG126644-00  00308847

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab New York Municipal Money Fund, Investor Shares
Ticker Symbol: SWYXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$1,054
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.27%
Seven-Day Yield (without waivers)	3.24%
Seven-Day Effective Yield (with waivers)	3.33%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report
date
.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Investor Shares | Annual Report
1
REG126654-00  00308857

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2024
Schwab New York Municipal Money Fund, Ultra Shares
Ticker Symbol: SNYXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$1,848
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.42%
Seven-Day Yield (without waivers)	3.39%
Seven-Day Effective Yield (with waivers)	3.48%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any
time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Ultra Shares | Annual Report
1
REG126655-00  00308858

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2024
Schwab Retirement Government Money Fund
Ticker Symbol: SNRXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,184
Number of Holdings	289
Advisory Fees Paid by the Fund	$3,606,595
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the
report
date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Retirement Government Money Fund | Annual Report
1
REG126656-00  00308860

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Retirement Government Money Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine operational series. All nine series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine operational series during 2024 and the ten operational series during 2023, based on their respective 2024 and 2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023
$353,700	$363,580	$0	$0	$32,850	$32,850	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024: $1,874,341	2023: $	3,940,154

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2024
Schwab Value Advantage Money Fund®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
1

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.12%	5.03%	1.54%	0.04%[3]	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.31%[4,5]	0.11%[5]	0.28%[5,6]
Total expenses	0.35%	0.35%	0.35%[4]	0.35%	0.41%
Net investment income (loss)	4.99%	4.96%	1.97%	0.04%	0.47%
Net assets, end of period (x 1,000,000)	$218,570	$169,906	$94,290	$42,245	$56,419

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.02	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2,3]	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.28%	5.18%	1.66%	0.04%[3]	0.53%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.18%[4,5]	0.11%[5]	0.18%[5,6]
Total expenses	0.20%	0.20%	0.20%[4]	0.20%	0.26%
Net investment income (loss)	5.14%	5.08%	2.09%	0.04%	0.56%
Net assets, end of period (x 1,000,000)	$118,180	$95,499	$69,065	$33,078	$37,882

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
3

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 20.5% OF NET ASSETS
BANK OF AMERICA NA
		5.35%		01/15/25	500,000,000	500,000,000
(SOFR + 0.29%)	(a)	4.75%	01/02/25	01/30/25	500,000,000	500,000,000
		4.82%		02/05/25	500,000,000	500,000,000
		5.30%		02/14/25	500,000,000	500,000,000
		5.55%		04/15/25	400,000,000	400,000,000
		5.60%		04/28/25	600,000,000	600,000,000
		5.50%		05/09/25	500,000,000	500,000,000
		5.50%		05/23/25	500,000,000	500,000,000
(SOFR + 0.28%)	(a)	4.74%	01/02/25	07/07/25	500,000,000	500,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	07/25/25	500,000,000	500,000,000
(SOFR + 0.27%)	(a)	4.73%	01/02/25	08/01/25	300,000,000	300,000,000
		4.18%		10/01/25	100,000,000	100,000,000
(SOFR + 0.40%)	(a)	4.86%	01/02/25	01/09/26	300,000,000	300,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
		5.45%		01/02/25	200,000,000	200,000,000
(SOFR + 0.51%)	(a)	4.88%	01/02/25	01/07/25	100,000,000	100,004,302
BANK OF MONTREAL (LONDON BRANCH)
		4.47%		04/04/25	150,000,000	150,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.25%)	(a)	4.62%	01/02/25	02/03/25	200,000,000	200,000,000
(SOFR + 0.25%)	(a)	4.62%	01/02/25	02/28/25	200,000,000	200,000,000
(SOFR + 0.35%)	(a)	4.72%	01/02/25	11/03/25	500,000,000	500,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.62%	01/02/25	03/03/25	500,000,000	500,000,000
(SOFR + 0.25%)	(a)	4.62%	01/02/25	06/30/25	250,000,000	250,000,000
(SOFR + 0.25%)	(a)	4.62%	01/02/25	07/01/25	600,000,000	600,000,000
(SOFR + 0.27%)	(a)	4.64%	01/02/25	07/07/25	1,500,000,000	1,500,000,000
(SOFR + 0.27%)	(a)	4.64%	01/02/25	08/05/25	299,000,000	299,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
(SOFR + 0.17%)	(a)	4.63%	01/02/25	01/14/25	499,500,000	499,500,000
BNP PARIBAS (NEW YORK BRANCH)
		5.33%		02/03/25	65,000,000	65,000,000
		5.02%		02/14/25	366,000,000	366,000,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	03/10/25	300,000,000	300,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	03/31/25	400,000,000	400,000,000
		4.65%		05/02/25	300,000,000	300,000,000
		4.58%		05/05/25	500,000,000	500,000,000
See financial notes
4
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.27%)	(a)	4.64%	01/02/25	06/06/25	600,000,000	600,000,000
(SOFR + 0.27%)	(a)	4.64%	01/02/25	06/11/25	800,000,000	800,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		5.45%		03/05/25	500,000,000	500,000,000
		4.78%		03/11/25	250,000,000	250,000,000
(SOFR + 0.18%)	(a)	4.55%	01/02/25	04/03/25	500,000,000	500,000,000
		4.49%		04/04/25	500,000,000	500,000,000
		4.82%		05/13/25	100,000,000	100,000,000
		4.60%		05/27/25	499,300,000	499,300,000
CITIBANK NA
(SOFR + 0.26%)	(a)	4.72%	01/02/25	07/09/25	520,000,000	520,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.62%	01/02/25	02/10/25	350,000,000	350,000,000
		5.38%		03/26/25	100,000,000	100,000,000
		4.83%		05/13/25	199,100,000	199,100,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	06/05/25	200,000,000	200,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
(SOFR + 0.21%)	(a)	4.58%	01/02/25	05/01/25	300,000,000	300,000,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	05/02/25	200,000,000	200,000,000
		4.58%		05/05/25	549,300,000	549,300,000
		4.60%		06/20/25	500,000,000	500,000,000
(SOFR + 0.28%)	(a)	4.65%	01/02/25	06/20/25	265,000,000	265,000,000
(SOFR + 0.29%)	(a)	4.66%	01/02/25	06/23/25	358,000,000	358,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		5.40%		01/16/25	750,000,000	750,000,000
		5.38%		01/24/25	500,000,000	500,000,000
		5.25%		01/27/25	725,000,000	725,000,000
		5.30%		01/30/25	1,000,000,000	1,000,000,000
		4.80%		03/06/25	750,000,000	750,000,000
		4.79%		03/11/25	800,000,000	800,000,000
DEUTSCHE BANK AG (NEW YORK BRANCH)
		4.35%		01/02/25	400,000,000	400,000,000
		4.35%		01/06/25	1,000,000,000	1,000,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		4.34%		01/02/25	500,000,000	500,000,000
		4.34%		01/08/25	925,000,000	925,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.22%)	(a)	4.59%	01/02/25	02/03/25	322,000,000	322,000,000
(SOFR + 0.24%)	(a)	4.61%	01/02/25	02/10/25	740,000,000	740,000,000
(SOFR + 0.25%)	(a)	4.62%	01/02/25	02/25/25	554,100,000	554,100,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	03/03/25	400,000,000	400,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	03/13/25	379,000,000	379,000,000
(SOFR + 0.21%)	(a)	4.58%	01/02/25	04/03/25	430,000,000	430,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/15/25	115,000,000	115,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/28/25	164,000,000	164,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
5

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.24%)	(a)	4.70%	01/02/25	02/18/25	740,000,000	740,000,000
(SOFR + 0.20%)	(a)	4.66%	01/02/25	04/01/25	154,000,000	154,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/12/25	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/13/25	500,000,000	500,000,000
		4.64%		05/15/25	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/15/25	200,000,000	200,000,000
		4.64%		05/16/25	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	06/02/25	400,000,000	400,000,000
		4.51%		06/16/25	529,210,000	529,210,000
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.22%)	(a)	4.68%	01/02/25	01/30/25	300,000,000	300,000,000
		4.81%		02/10/25	320,000,000	320,000,000
(SOFR + 0.24%)	(a)	4.70%	01/02/25	02/19/25	714,000,000	714,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	02/25/25	155,000,000	155,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	03/05/25	315,000,000	315,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	03/10/25	550,000,000	550,000,000
(SOFR + 0.21%)	(a)	4.67%	01/02/25	04/14/25	554,000,000	554,000,000
		4.64%		04/16/25	95,000,000	95,000,000
		4.66%		04/22/25	57,000,000	57,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/07/25	532,000,000	532,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/08/25	544,200,000	544,200,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/09/25	510,000,000	510,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/12/25	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/19/25	498,000,000	498,000,000
		4.51%		05/28/25	585,000,000	585,000,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/29/25	500,000,000	500,000,000
		4.64%		05/30/25	500,000,000	500,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	06/11/25	500,000,000	500,000,000
(SOFR + 0.27%)	(a)	4.73%	01/02/25	06/17/25	600,000,000	600,000,000
NATIXIS (NEW YORK BRANCH)
		4.63%		05/06/25	650,000,000	650,000,000
(SOFR + 0.30%)	(a)	4.67%	01/02/25	06/18/25	400,350,000	400,350,000
NORDEA BANK ABP (NEW YORK BRANCH)
(SOFR + 0.18%)	(a)	4.55%	01/02/25	03/04/25	350,000,000	350,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.21%)	(a)	4.67%	01/02/25	01/03/25	100,000,000	100,000,000
(SOFR + 0.25%)	(a)	4.71%	01/02/25	02/14/25	300,000,000	300,000,000
(SOFR + 0.25%)	(a)	4.71%	01/02/25	03/24/25	500,000,000	500,000,000
(SOFR + 0.25%)	(a)	4.71%	01/02/25	03/26/25	300,000,000	300,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	05/12/25	200,000,000	200,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	05/15/25	263,000,000	263,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	05/21/25	200,000,000	200,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	05/29/25	150,000,000	150,000,000
(SOFR + 0.26%)	(a)	4.72%	01/02/25	06/03/25	300,000,000	300,000,000
See financial notes
6
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	4.64%	01/02/25	01/23/25	500,000,000	500,000,000
		5.13%		04/29/25	500,000,000	500,000,000
(SOFR + 0.28%)	(a)	4.65%	01/02/25	08/11/25	1,000,000,000	1,000,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.22%)	(a)	4.59%	01/02/25	01/16/25	300,000,000	300,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	01/23/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	02/07/25	300,000,000	300,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	02/10/25	335,000,000	335,000,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	02/20/25	307,000,000	307,000,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	02/21/25	553,100,000	553,100,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	03/04/25	550,000,000	550,000,000
(SOFR + 0.20%)	(a)	4.57%	01/02/25	03/17/25	200,000,000	200,000,000
(SOFR + 0.20%)	(a)	4.66%	01/02/25	04/02/25	350,000,000	350,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/08/25	560,000,000	560,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/15/25	300,000,000	300,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/17/25	280,000,000	280,000,000
(SOFR + 0.22%)	(a)	4.59%	01/02/25	04/23/25	794,320,000	794,320,000
(SOFR + 0.23%)	(a)	4.69%	01/02/25	05/01/25	325,000,000	325,000,000
(SOFR + 0.23%)	(a)	4.60%	01/02/25	05/22/25	200,000,000	200,000,000
(SOFR + 0.25%)	(a)	4.62%	01/02/25	06/12/25	230,000,000	230,000,000
(SOFR + 0.27%)	(a)	4.64%	01/02/25	06/24/25	550,000,000	550,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		4.79%		02/06/25	275,000,000	275,000,000
		4.61%		03/17/25	200,000,000	200,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.15%)	(a)	4.52%	01/02/25	01/28/25	250,000,000	250,000,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	01/29/25	564,000,000	564,000,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	01/30/25	500,000,000	500,000,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	02/10/25	458,000,000	458,000,000
		4.50%		04/07/25	500,000,000	500,000,000
		4.50%		04/09/25	500,000,000	500,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		5.43%		01/02/25	500,000,000	500,000,000
		4.82%		02/05/25	250,000,000	250,000,000
		4.62%		04/22/25	300,000,000	300,000,000
		4.60%		05/27/25	400,000,000	400,000,000
SWEDBANK AB (NEW YORK BRANCH)
(SOFR + 0.18%)	(a)	4.64%	01/02/25	03/05/25	190,000,000	190,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.55%		04/15/25	500,000,000	500,000,000
		5.25%		04/22/25	397,000,000	397,000,000
		5.57%		04/22/25	500,000,000	500,000,000
		4.86%		05/08/25	850,000,000	850,000,000
(EFFR + 0.29%)	(a)	4.62%	01/02/25	06/04/25	125,000,000	125,000,000
		5.40%		06/25/25	1,000,000,000	1,000,000,000
		5.40%		07/02/25	475,000,000	475,000,000
(SOFR + 0.28%)	(a)	4.74%	01/02/25	07/25/25	1,000,000,000	1,000,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
7

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.27%)	(a)	4.73%	01/02/25	07/29/25	1,000,000,000	1,000,000,000
		4.72%		08/13/25	32,000,000	32,000,000
		4.58%		11/14/25	120,780,000	120,780,000
		4.55%		12/16/25	191,855,000	191,855,000
TRUIST BANK
		4.73%		01/31/25	1,000,000,000	1,000,000,000
		4.60%		07/07/25	230,000,000	230,000,000
		4.61%		07/09/25	1,330,000,000	1,330,000,000
WELLS FARGO BANK NA
		5.10%		01/30/25	100,000,000	99,965,546
		5.33%		03/03/25	300,000,000	300,000,000
Total Certificates Of Deposit (Cost $69,113,084,848)						69,113,084,848

ASSET-BACKED COMMERCIAL PAPER 7.2% OF NET ASSETS
ANTALIS SA
	(b)(c)	4.38%		01/03/25	166,460,000	166,439,747
	(b)(c)	4.73%		02/27/25	234,700,000	232,995,035
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1
	(b)(c)	4.36%		01/02/25	355,000,000	355,000,000
	(b)(c)	4.36%		01/03/25	200,000,000	199,975,778
	(b)(c)	5.08%		01/03/25	250,000,000	249,965,486
	(b)(c)	5.30%		01/03/25	200,000,000	199,971,222
	(b)(c)	4.40%		01/07/25	397,000,000	396,757,389
	(b)(c)	5.41%		01/08/25	100,000,000	99,912,167
	(b)(c)	5.37%		01/28/25	250,000,000	249,057,500
	(b)(c)	5.05%		02/10/25	200,000,000	198,932,917
	(b)(c)	5.04%		02/18/25	100,000,000	99,358,972
	(b)(c)	5.09%		02/19/25	100,000,000	99,338,667
(SOFR + 0.23%)	(a)(b)(c)	4.60%	01/02/25	03/07/25	100,000,000	100,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	03/13/25	100,000,000	100,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	03/17/25	100,000,000	100,000,000
	(b)(c)	4.71%		04/07/25	500,000,000	493,930,556
	(b)(c)	4.70%		04/10/25	300,000,000	296,251,500
BARTON CAPITAL SA
(SOFR + 0.17%)	(a)(b)(c)	4.54%	01/02/25	02/07/25	100,000,000	100,000,000
	(b)(c)	4.65%		02/12/25	50,000,000	49,738,056
	(b)(c)	4.71%		02/13/25	100,000,000	99,457,500
	(b)(c)	4.68%		02/14/25	100,000,000	99,448,167
BEDFORD ROW FUNDING CORP
(SOFR + 0.23%)	(a)(b)(c)	4.60%	01/02/25	01/08/25	100,000,000	100,000,000
	(b)(c)	4.68%		03/10/25	200,000,000	198,291,500
(SOFR + 0.19%)	(a)(b)(c)	4.56%	01/02/25	03/21/25	100,000,000	100,000,000
(SOFR + 0.27%)	(a)(b)(c)	4.64%	01/02/25	04/03/25	125,000,000	125,000,000
(SOFR + 0.19%)	(a)(b)(c)	4.56%	01/02/25	04/07/25	300,000,000	300,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.65%	01/02/25	04/08/25	125,000,000	125,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	04/15/25	150,000,000	150,000,000
See financial notes
8
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)	4.64%		04/16/25	55,000,000	54,278,644
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	04/22/25	50,000,000	50,000,000
	(b)(c)	4.85%		05/15/25	100,000,000	98,271,000
(SOFR + 0.27%)	(a)(b)(c)	4.64%	01/02/25	05/19/25	150,000,000	150,000,000
	(b)(c)	4.61%		06/23/25	200,000,000	195,709,556
(SOFR + 0.27%)	(a)(b)(c)	4.64%	01/02/25	07/14/25	200,000,000	200,000,000
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)	4.38%		01/02/25	240,966,000	240,966,000
	(b)(c)	4.37%		01/03/25	185,000,000	184,977,543
CABOT TRAIL FUNDING LLC
	(b)(c)	4.74%		01/27/25	150,000,000	149,512,500
	(b)(c)	5.13%		02/04/25	125,000,000	124,427,083
	(b)(c)	4.89%		02/25/25	90,000,000	89,354,700
	(b)(c)	4.58%		02/27/25	50,000,000	49,650,778
	(b)(c)	4.92%		03/03/25	40,000,000	39,680,000
	(b)(c)	4.55%		03/26/25	60,750,000	60,126,722
	(b)(c)	4.68%		04/22/25	35,000,000	34,511,264
	(b)(c)	4.64%		04/25/25	250,000,000	246,437,361
	(b)(c)	4.63%		05/08/25	75,000,000	73,813,500
	(b)(c)	4.53%		07/11/25	149,800,000	146,337,123
CAFCO LLC
	(b)(c)	4.35%		01/02/25	57,600,000	57,600,000
	(b)(c)	4.65%		01/23/25	100,000,000	99,732,833
	(b)(c)	4.68%		01/24/25	100,000,000	99,718,278
	(b)(c)	5.07%		02/20/25	50,000,000	49,663,806
	(b)(c)	4.70%		02/26/25	175,000,000	173,762,118
	(b)(c)	4.69%		03/06/25	150,000,000	148,789,875
	(b)(c)	4.69%		03/07/25	150,000,000	148,770,667
	(b)(c)	4.63%		03/21/25	25,000,000	24,755,167
	(b)(c)	4.71%		03/21/25	30,000,000	29,701,000
	(b)(c)	4.58%		07/07/25	110,000,000	107,459,550
CHARIOT FUNDING LLC
(SOFR + 0.30%)	(a)(b)(c)	4.76%	01/02/25	05/30/25	450,000,000	450,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.74%	01/02/25	06/04/25	350,000,000	350,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.76%	01/02/25	06/12/25	350,000,000	350,000,000
CHARTA LLC
	(b)(c)	4.35%		01/02/25	77,100,000	77,100,000
	(b)(c)	4.68%		01/24/25	75,000,000	74,788,708
	(b)(c)	4.72%		02/19/25	175,000,000	173,915,000
	(b)(c)	5.04%		02/20/25	74,100,000	73,604,786
	(b)(c)	4.70%		02/27/25	75,000,000	74,459,833
	(b)(c)	4.69%		03/07/25	50,000,000	49,590,222
	(b)(c)	4.66%		05/29/25	100,000,000	98,142,083
	(b)(c)	4.58%		07/07/25	50,000,000	48,845,250
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.28%)	(a)(b)	4.65%	01/02/25	04/21/25	337,500,000	337,500,000
(SOFR + 0.28%)	(a)(b)	4.65%	01/02/25	04/24/25	300,000,000	300,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
9

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.30%)	(a)(b)	4.67%	01/02/25	05/07/25	364,000,000	364,000,000
(SOFR + 0.30%)	(a)(b)	4.67%	01/02/25	06/10/25	427,000,000	427,000,000
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
	(b)(c)	4.69%		01/06/25	133,000,000	132,930,988
(SOFR + 0.30%)	(a)(b)(c)	4.67%	01/02/25	03/17/25	21,800,000	21,800,000
(SOFR + 0.29%)	(a)(b)(c)	4.66%	01/02/25	04/07/25	15,000,000	15,000,000
	(b)(c)	4.69%		04/22/25	99,500,000	98,107,553
(SOFR + 0.29%)	(a)(b)(c)	4.66%	01/02/25	05/01/25	96,000,000	96,000,000
CRC FUNDING LLC
	(b)(c)	4.35%		01/02/25	67,100,000	67,100,000
	(b)(c)	4.65%		01/23/25	40,000,000	39,893,133
	(b)(c)	4.70%		02/27/25	150,000,000	148,919,667
	(b)(c)	4.69%		03/07/25	75,000,000	74,385,333
	(b)(c)	4.66%		05/22/25	75,000,000	73,670,000
	(b)(c)	4.66%		05/29/25	100,000,000	98,142,083
	(b)(c)	4.58%		07/07/25	25,000,000	24,422,625
GOTHAM FUNDING CORP
	(b)(c)	4.76%		01/23/25	100,000,000	99,725,250
	(b)(c)	4.74%		01/27/25	75,000,000	74,756,250
	(b)(c)	4.65%		02/05/25	170,000,000	169,261,444
	(b)(c)	4.74%		02/05/25	150,000,000	149,337,000
	(b)(c)	4.74%		02/06/25	100,000,000	99,545,000
	(b)(c)	4.74%		02/07/25	400,000,000	398,128,000
	(b)(c)	4.80%		03/14/25	125,000,000	123,846,250
	(b)(c)	4.81%		03/14/25	50,000,000	49,537,514
	(b)(c)	4.56%		03/18/25	100,000,000	99,060,417
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	4.35%		01/02/25	251,000,000	251,000,000
	(b)(c)	4.34%		01/03/25	119,400,000	119,385,606
	(b)(c)	4.35%		01/06/25	645,000,000	644,688,250
LIBERTY STREET FUNDING LLC
	(b)(c)	5.49%		01/03/25	350,000,000	349,948,181
	(b)(c)	4.72%		01/13/25	100,000,000	99,857,611
	(b)(c)	4.66%		03/04/25	32,000,000	31,751,120
	(b)(c)	4.66%		03/05/25	300,000,000	297,628,500
	(b)(c)	4.61%		04/29/25	225,000,000	221,702,062
LMA AMERICAS LLC
	(b)(c)	4.33%		01/02/25	400,600,000	400,600,000
	(b)(c)	4.70%		01/07/25	10,967,000	10,959,932
	(b)(c)	4.70%		01/08/25	50,300,000	50,261,101
	(b)(c)	4.76%		01/29/25	51,300,000	51,119,167
LONGSHIP FUNDING LLC
	(b)(c)	4.34%		01/02/25	63,900,000	63,900,000
	(b)(c)	4.34%		01/03/25	170,000,000	169,979,506
	(b)(c)	4.35%		01/06/25	150,000,000	149,927,500
See financial notes
10
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MAINBEACH FUNDING LLC
	(b)(c)	4.37%		01/02/25	177,000,000	177,000,000
	(b)(c)	4.35%		01/03/25	35,000,000	34,995,771
	(b)(c)	4.35%		01/06/25	165,000,000	164,920,250
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)	4.35%		01/02/25	51,098,000	51,098,000
(SOFR + 0.20%)	(a)(b)(c)	4.57%	01/02/25	03/12/25	100,000,000	100,000,000
(SOFR + 0.20%)	(a)(b)(c)	4.57%	01/02/25	03/13/25	50,000,000	50,000,000
MATCHPOINT FINANCE PLC
	(b)(c)	4.34%		01/02/25	100,000,000	100,000,000
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV
	(b)(c)	5.24%		01/07/25	100,000,000	99,928,889
OLD LINE FUNDING LLC
	(b)(c)	4.60%		05/09/25	150,000,000	147,629,333
	(b)(c)	4.63%		05/19/25	100,000,000	98,276,083
	(b)(c)	4.51%		07/15/25	50,000,000	48,825,222
PARADELLE FUNDING LLC
	(b)(c)	5.49%		03/28/25	300,000,000	296,274,167
	(b)(c)	4.27%		07/08/25	150,000,000	146,782,042
	(b)(c)	4.55%		07/30/25	120,000,000	116,934,667
(SOFR + 0.32%)	(a)(b)(c)	4.69%	01/02/25	09/29/25	180,000,000	180,000,000
PODIUM FUNDING TRUST
	(b)	5.00%		01/28/25	50,000,000	49,823,056
	(b)	5.03%		02/20/25	100,000,000	99,333,056
(SOFR + 0.20%)	(a)(b)	4.57%	01/02/25	03/24/25	90,000,000	90,000,000
(SOFR + 0.21%)	(a)(b)	4.58%	01/02/25	03/24/25	150,000,000	150,000,000
(SOFR + 0.20%)	(a)(b)	4.57%	01/02/25	03/25/25	100,000,000	100,000,000
	(b)	4.68%		04/10/25	100,000,000	98,755,944
(SOFR + 0.22%)	(a)(b)	4.59%	01/02/25	04/28/25	75,000,000	75,000,000
	(b)	4.66%		05/21/25	162,000,000	159,153,975
(SOFR + 0.23%)	(a)(b)	4.60%	01/02/25	05/22/25	150,000,000	150,000,000
(SOFR + 0.27%)	(a)(b)	4.64%	01/02/25	06/17/25	73,000,000	73,000,000
PRICOA SHORT TERM FUNDING LLC
	(b)(c)	4.40%		01/02/25	800,000	800,000
	(b)(c)	5.23%		04/18/25	100,000,000	98,518,944
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.23%)	(a)(b)(c)	4.60%	01/02/25	03/05/25	275,000,000	275,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	03/12/25	310,000,000	310,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	03/24/25	342,000,000	342,000,000
	(b)(c)	4.67%		05/23/25	53,000,000	52,053,420
	(b)(c)	4.67%		06/04/25	55,000,000	53,934,100
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.06%		02/12/25	50,000,000	49,719,264
	(b)(c)	4.72%		02/24/25	100,000,000	99,315,417
	(b)(c)	4.68%		03/06/25	325,000,000	322,378,062
	(b)(c)	4.68%		03/07/25	225,000,000	223,152,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
11

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP
	(b)(c)	4.99%		02/05/25	400,000,000	398,160,222
	(b)(c)	5.03%		02/07/25	150,000,000	149,265,000
	(b)(c)	5.03%		02/10/25	200,000,000	198,938,333
	(b)(c)	5.07%		02/20/25	50,000,000	49,663,806
(SOFR + 0.21%)	(a)(b)(c)	4.58%	01/02/25	03/03/25	135,000,000	135,000,000
(SOFR + 0.20%)	(a)(b)(c)	4.57%	01/02/25	03/17/25	100,000,000	100,000,000
	(b)(c)	4.51%		04/04/25	115,000,000	113,703,950
	(b)(c)	4.63%		05/19/25	200,000,000	196,552,167
	(b)(c)	4.64%		05/21/25	200,000,000	196,501,833
	(b)(c)	4.56%		06/13/25	270,000,000	264,581,100
THUNDER BAY FUNDING LLC
	(b)(c)	5.43%		01/16/25	125,000,000	124,743,819
	(b)(c)	4.63%		05/19/25	50,000,000	49,138,042
VICTORY RECEIVABLES CORP
	(b)(c)	4.35%		01/02/25	24,906,000	24,906,000
	(b)(c)	4.76%		01/17/25	180,000,000	179,647,500
	(b)(c)	4.77%		01/17/25	145,000,000	144,715,437
	(b)(c)	4.76%		01/21/25	100,000,000	99,751,944
	(b)(c)	4.74%		01/27/25	175,000,000	174,431,250
	(b)(c)	4.74%		02/06/25	100,000,000	99,545,000
	(b)(c)	4.56%		03/14/25	350,000,000	346,886,847
Total Asset-Backed Commercial Paper (Cost $24,258,786,064)						24,258,786,064

FINANCIAL COMPANY COMMERCIAL PAPER 16.1% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	01/06/25	500,000,000	500,000,000
	(c)	5.47%		01/06/25	500,000,000	499,705,000
	(c)	4.91%		02/12/25	175,000,000	174,043,333
	(c)	4.83%		03/04/25	50,000,000	49,600,111
(SOFR + 0.18%)	(a)(c)	4.55%	01/02/25	03/05/25	550,000,000	550,000,000
(SOFR + 0.19%)	(a)(c)	4.56%	01/02/25	03/19/25	500,000,000	500,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	05/09/25	650,000,000	650,000,000
	(c)	4.61%		05/27/25	299,000,000	293,568,582
	(c)	4.63%		06/02/25	499,100,000	489,637,619
(SOFR + 0.22%)	(a)(c)	4.59%	01/02/25	06/16/25	200,000,000	200,000,000
BANK OF MONTREAL
	(c)	4.66%		05/02/25	200,000,000	196,966,667
(SOFR + 0.26%)	(a)(c)	4.63%	01/02/25	05/30/25	198,875,000	198,875,000
BANK OF NOVA SCOTIA
(SOFR + 0.28%)	(a)(c)	4.65%	01/02/25	08/12/25	1,000,000,000	1,000,000,000
BARCLAYS BANK UK PLC
	(c)	4.35%		01/02/25	375,000,000	375,000,000
	(c)	4.35%		01/03/25	975,000,000	974,882,187
	(c)	4.35%		01/06/25	400,000,000	399,806,667
	(c)	4.35%		01/07/25	250,000,000	249,848,958
See financial notes
12
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BOFA SECURITIES INC
	(c)	5.44%		01/08/25	73,000,000	72,935,638
(SOFR + 0.30%)	(a)(c)	4.76%	01/02/25	01/23/25	250,000,000	250,000,000
(SOFR + 0.31%)	(a)(c)	4.77%	01/02/25	02/10/25	545,000,000	545,000,000
(SOFR + 0.29%)	(a)(c)	4.75%	01/02/25	03/03/25	280,000,000	280,000,000
	(c)	5.48%		03/04/25	500,000,000	495,543,611
	(c)	5.54%		03/10/25	83,000,000	82,178,208
(SOFR + 0.32%)	(a)(c)	4.78%	01/02/25	05/15/25	104,000,000	104,000,000
(SOFR + 0.30%)	(a)(c)	4.76%	01/02/25	06/11/25	175,000,000	175,000,000
	(c)	4.55%		07/25/25	150,000,000	146,260,000
(SOFR + 0.30%)	(a)(c)	4.76%	01/02/25	08/01/25	342,000,000	342,000,000
	(c)	4.65%		08/20/25	700,000,000	679,919,722
	(c)	4.57%		09/02/25	250,000,000	242,541,250
	(c)	4.58%		09/11/25	250,000,000	242,265,000
(SOFR + 0.32%)	(a)(c)	4.78%	01/02/25	09/11/25	250,000,000	250,000,000
BPCE SA
	(c)	5.41%		01/23/25	300,000,000	299,079,500
(SOFR + 0.25%)	(a)(c)	4.62%	01/02/25	02/03/25	525,000,000	525,000,000
	(c)	4.97%		02/06/25	560,000,000	557,359,444
(SOFR + 0.23%)	(a)(c)	4.60%	01/02/25	03/06/25	80,000,000	80,000,000
	(c)	4.66%		03/07/25	700,000,000	694,275,556
	(c)	4.51%		04/01/25	1,239,575,000	1,226,060,534
	(c)	4.60%		05/05/25	130,000,000	128,001,250
	(c)	4.62%		05/05/25	1,099,700,000	1,082,754,539
	(c)	4.60%		05/07/25	250,000,000	246,093,750
CITIGROUP GLOBAL MARKETS INC
	(c)	5.46%		02/07/25	1,000,000,000	994,710,000
	(c)	5.49%		03/03/25	150,000,000	148,682,500
	(c)	4.62%		05/29/25	450,000,000	441,712,875
	(c)	4.66%		05/29/25	100,000,000	98,142,083
	(c)	4.52%		09/10/25	189,000,000	183,241,433
(SOFR + 0.32%)	(a)(c)	4.78%	01/02/25	09/10/25	500,000,000	500,000,000
COMMONWEALTH BANK OF AUSTRALIA
(SOFR + 0.18%)	(a)(c)	4.55%	01/02/25	03/24/25	100,000,000	100,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	05/09/25	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	05/13/25	300,000,000	300,000,000
DNB BANK ASA
	(c)	4.92%		02/13/25	500,000,000	497,194,167
	(c)	4.93%		02/13/25	300,000,000	298,313,000
	(c)	4.99%		02/13/25	99,100,000	98,536,947
	(c)	4.93%		02/14/25	300,000,000	298,272,833
	(c)	4.92%		02/20/25	600,000,000	596,080,000
	(c)	4.92%		02/28/25	450,000,000	446,583,562
	(c)	4.63%		04/21/25	150,000,000	147,947,167
	(c)	4.63%		04/22/25	600,000,000	591,713,333
	(c)	4.60%		05/14/25	265,000,000	260,627,500
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)	4.36%		01/03/25	250,000,000	249,969,722
	(c)	5.43%		01/13/25	435,000,000	434,298,200
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
13

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	4.98%		02/21/25	150,000,000	148,988,542
	(c)	4.91%		02/28/25	200,000,000	198,483,167
	(c)	4.65%		04/22/25	100,000,000	98,612,778
	(c)	4.59%		05/14/25	200,000,000	196,707,333
HSBC BANK PLC
(SOFR + 0.22%)	(a)(c)	4.68%	01/02/25	02/24/25	1,050,000,000	1,050,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	04/11/25	135,000,000	134,992,449
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	04/17/25	700,000,000	700,000,000
ING US FUNDING LLC
(SOFR + 0.22%)	(a)(b)(c)	4.68%	01/02/25	03/07/25	400,000,000	400,000,000
(SOFR + 0.19%)	(a)(b)(c)	4.65%	01/02/25	03/18/25	500,000,000	500,000,000
(SOFR + 0.19%)	(a)(b)(c)	4.65%	01/02/25	03/19/25	641,000,000	641,000,000
(SOFR + 0.18%)	(a)(b)(c)	4.64%	01/02/25	03/25/25	150,000,000	150,000,000
	(b)(c)	4.64%		04/09/25	500,000,000	493,897,083
(SOFR + 0.28%)	(a)(b)(c)	4.74%	01/02/25	05/19/25	749,100,000	749,100,000
	(b)(c)	4.62%		05/23/25	150,000,000	147,350,375
JP MORGAN SECURITIES LLC
	(c)	4.56%		07/18/25	300,000,000	300,000,000
	(c)	4.56%		07/21/25	315,000,000	315,000,000
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	4.66%		03/10/25	325,000,000	322,220,663
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.18%)	(a)(c)	4.55%	01/02/25	03/17/25	198,250,000	198,249,613
(SOFR + 0.18%)	(a)(c)	4.55%	01/02/25	04/09/25	400,000,000	400,000,000
(SOFR + 0.23%)	(a)(c)	4.60%	01/02/25	04/28/25	500,000,000	500,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	05/08/25	250,000,000	250,000,000
NRW BANK
	(c)	4.44%		03/25/25	500,000,000	495,057,222
	(c)	4.59%		05/20/25	500,000,000	491,394,167
	(c)	4.52%		09/22/25	300,000,000	290,422,417
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)	4.72%		01/28/25	250,000,000	249,158,611
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	02/13/25	149,100,000	149,100,000
(SOFR + 0.25%)	(a)(c)	4.71%	01/02/25	02/18/25	250,000,000	250,000,000
(SOFR + 0.22%)	(a)(c)	4.59%	01/02/25	03/28/25	242,000,000	242,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	04/03/25	275,000,000	275,000,000
(SOFR + 0.20%)	(a)(c)	4.57%	01/02/25	04/17/25	100,000,000	100,000,000
ROYAL BANK OF CANADA
(SOFR + 0.27%)	(a)(c)	4.64%	01/02/25	01/22/25	600,000,000	600,000,000
(EFFR + 0.27%)	(a)(c)	4.60%	01/02/25	01/23/25	250,000,000	250,000,000
(EFFR + 0.27%)	(a)(c)	4.60%	01/02/25	01/24/25	500,000,000	500,000,000
(EFFR + 0.27%)	(a)(c)	4.60%	01/02/25	02/03/25	500,000,000	500,000,000
(EFFR + 0.26%)	(a)(c)	4.59%	01/02/25	02/06/25	750,000,000	750,000,000
	(c)	5.46%		02/10/25	500,000,000	497,161,667
(SOFR + 0.25%)	(a)(c)	4.62%	01/02/25	02/14/25	500,000,000	500,000,000
(SOFR + 0.26%)	(a)(c)	4.63%	01/02/25	02/14/25	500,000,000	500,000,000
	(c)	4.76%		05/13/25	24,100,000	23,697,470
	(c)	4.76%		05/16/25	500,000,000	491,457,500
See financial notes
14
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(EFFR + 0.27%)	(a)(c)	4.60%	01/02/25	05/29/25	250,000,000	250,000,000
(EFFR + 0.28%)	(a)(c)	4.61%	01/02/25	06/03/25	100,000,000	100,000,000
(SOFR + 0.24%)	(a)(c)	4.61%	01/02/25	06/16/25	750,000,000	750,000,000
(EFFR + 0.27%)	(a)(c)	4.60%	01/02/25	06/24/25	249,750,000	249,750,000
	(c)	4.22%		10/03/25	824,700,000	799,278,622
	(c)	4.46%		10/07/25	400,000,000	386,825,889
(SOFR + 0.35%)	(a)(c)	4.72%	01/02/25	12/04/25	675,000,000	675,000,000
SKANDINAVISKA ENSKILDA BANKEN AB
(SOFR + 0.25%)	(a)(c)	4.71%	01/02/25	02/18/25	777,500,000	777,500,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/14/25	97,500,000	97,497,817
(SOFR + 0.18%)	(a)(c)	4.64%	01/02/25	03/27/25	150,000,000	150,000,000
(SOFR + 0.18%)	(a)(c)	4.64%	01/02/25	04/01/25	200,000,000	200,000,000
	(c)	4.81%		04/14/25	195,000,000	192,425,350
	(c)	5.14%		04/29/25	100,000,000	98,391,250
	(c)	5.12%		04/30/25	100,000,000	98,384,056
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	05/29/25	218,000,000	218,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	06/12/25	200,000,000	200,000,000
	(c)	4.50%		07/16/25	500,000,000	488,211,979
(SOFR + 0.26%)	(a)(c)	4.72%	01/02/25	07/16/25	250,000,000	250,000,000
(SOFR + 0.26%)	(a)(c)	4.72%	01/02/25	07/21/25	200,000,000	200,000,000
(SOFR + 0.26%)	(a)(c)	4.72%	01/02/25	07/28/25	500,000,000	500,000,000
SVENSKA HANDELSBANKEN AB
(SOFR + 0.18%)	(a)(c)	4.64%	01/02/25	03/04/25	400,000,000	400,000,000
	(c)	4.60%		05/21/25	300,000,000	294,799,083
SWEDBANK AB
	(c)	5.00%		02/10/25	99,100,000	98,576,091
(SOFR + 0.19%)	(a)(c)	4.65%	01/02/25	03/04/25	100,000,000	100,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/06/25	300,000,000	300,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/07/25	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	03/12/25	200,000,000	200,000,000
(SOFR + 0.18%)	(a)(c)	4.64%	01/02/25	03/28/25	158,000,000	158,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	03/28/25	200,000,000	200,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	04/08/25	500,000,000	500,000,000
TORONTO-DOMINION BANK/THE
	(c)	5.30%		02/25/25	500,000,000	496,227,500
	(c)	5.11%		04/30/25	750,000,000	737,905,000
	(c)	5.50%		05/09/25	475,000,000	466,269,632
(EFFR + 0.30%)	(a)(c)	4.63%	01/02/25	06/05/25	515,000,000	515,000,000
	(c)	4.50%		10/09/25	680,500,000	657,741,056
(EFFR + 0.45%)	(a)(c)	4.78%	01/02/25	11/14/25	822,000,000	822,000,000
UBS AG (LONDON BRANCH)
	(c)	5.00%		02/13/25	300,000,000	298,295,500
	(c)	4.99%		02/21/25	49,100,000	48,768,575
(SOFR + 0.19%)	(a)(c)	4.56%	01/02/25	05/01/25	200,000,000	200,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	05/15/25	400,000,000	400,000,000
	(c)	4.62%		05/30/25	300,000,000	294,437,667
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
15

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITED OVERSEAS BANK LTD
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	01/23/25	100,000,000	100,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	01/24/25	71,000,000	71,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	01/28/25	325,000,000	325,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/10/25	300,000,000	300,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/11/25	300,000,000	300,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/18/25	300,000,000	300,000,000
(SOFR + 0.21%)	(a)(c)	4.67%	01/02/25	03/19/25	150,000,000	150,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	04/11/25	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	4.66%	01/02/25	04/14/25	125,000,000	125,000,000
Total Financial Company Commercial Paper (Cost $54,223,563,572)						54,223,563,572

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.7% OF NET ASSETS
EQUINOR ASA
	(c)	4.55%		01/03/25	1,050,000,000	1,049,867,291
TOYOTA CREDIT CANADA INC
		4.63%		08/25/25	50,000,000	48,537,778
		4.60%		09/02/25	50,000,000	48,498,125
TOYOTA MOTOR CREDIT CORP
		4.90%		05/16/25	200,000,000	196,478,778
(SOFR + 0.30%)	(a)	4.76%	01/02/25	06/23/25	100,000,000	100,000,000
UNITEDHEALTH GROUP INC
	(c)	4.35%		01/02/25	785,000,000	785,000,000
Total Non-Financial Company Commercial Paper (Cost $2,228,381,972)						2,228,381,972

NON-NEGOTIABLE TIME DEPOSITS 5.6% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)
		4.34%		01/02/25	5,595,000,000	5,595,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		4.35%		01/06/25	500,000,000	500,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		4.33%		01/02/25	1,200,000,000	1,200,000,000
BANQUE FEDERATIVE DU CREDIT MUTUEL SA
		4.33%		01/02/25	1,300,000,000	1,300,000,000
		4.34%		01/03/25	400,000,000	400,000,000
		4.34%		01/06/25	400,000,000	400,000,000
		4.34%		01/07/25	400,000,000	400,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		4.33%		01/02/25	4,300,000,000	4,300,000,000
See financial notes
16
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD
		4.35%		01/02/25	1,000,000,000	1,000,000,000
		4.35%		01/03/25	400,000,000	400,000,000
		4.35%		01/07/25	800,000,000	800,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		4.34%		01/02/25	398,000,000	398,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
		4.33%		01/02/25	47,000,000	47,000,000
NATIONAL BANK OF CANADA
		4.34%		01/07/25	500,000,000	500,000,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE (NEW YORK BRANCH)
		4.36%		01/02/25	400,000,000	400,000,000
		4.36%		01/06/25	430,000,000	430,000,000
ROYAL BANK OF CANADA
		4.35%		01/02/25	148,000,000	148,000,000
SANTANDER UK PLC
		4.33%		01/02/25	500,000,000	500,000,000
SOCIETE GENERALE (NEW YORK BRANCH)
		4.33%		01/02/25	300,000,000	300,000,000
Total Non-Negotiable Time Deposits (Cost $19,018,000,000)						19,018,000,000

NON-U.S. SOVEREIGN, SUB-SOVEREIGN AND SUPRA-NATIONAL DEBT 0.1% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE
		4.91%		02/24/25	299,000,000	296,887,067
Total Non-U.S. Sovereign, Sub-Sovereign And Supra-National Debt (Cost $296,887,067)						296,887,067

OTHER INSTRUMENTS 0.2% OF NET ASSETS
BANK OF AMERICA NA
		5.35%		04/01/25	805,000,000	805,000,000
Total Other Instruments (Cost $805,000,000)						805,000,000

VARIABLE RATE DEMAND NOTES 0.6% OF NET ASSETS
3325 Wilshire LP
VARIABLE RATE DEMAND MF HOUSING RB (3325 WILSHIRE APARTMENTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	25,000,000	25,000,000
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(d)	4.40%		01/07/25	17,550,000	17,550,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
17

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(d)	4.33%		01/07/25	2,210,000	2,210,000
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(d)	4.57%		01/07/25	1,000,000	1,000,000
CALIFORNIA PUBLIC FINANCE AUTH
RB (ADVENTIST HEALTH) SERIES 2024B (LOC: BARCLAYS BANK PLC)	(d)	4.35%		01/07/25	70,000,000	70,000,000
RB (ADVENTIST HEALTH) SERIES 2024C (LOC: PNC BANK NA)	(d)	4.35%		01/07/25	85,000,000	85,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	4.45%		01/07/25	140,000,000	140,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS I SERIES 2024F2 (LIQ: TD BANK NA)	(d)	4.37%		01/07/25	11,325,000	11,325,000
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	9,700,000	9,700,000
S/F MORTGAGE BONDS SERIES SERIES 2023M2 (LIQ: BANK OF AMERICA NA)	(d)	4.35%		01/07/25	19,000,000	19,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	(d)	4.35%		01/07/25	12,100,000	12,100,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	22,000,000	22,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024A2 (LIQ: BANK OF AMERICA NA)	(d)	4.35%		01/07/25	30,650,000	30,650,000
S/F MORTGAGE CLASS I BONDS SERIES 2024B2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	15,000,000	15,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024C2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	23,490,000	23,490,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	25,150,000	25,150,000
COOK CNTY TAXABLE
GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(d)	4.35%		01/07/25	37,000,000	37,000,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	28,830,000	28,830,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(d)	4.57%		01/07/25	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(d)	4.57%		01/07/25	2,410,000	2,410,000
ECMC GROUP INC
STUDENT LOAN BACKED BONDS SERIES 2024-2 (LOC: ROYAL BANK OF CANADA)	(d)	4.37%		01/07/25	116,382,000	116,382,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%	01/02/25	12/22/25	37,170,000	37,170,000
See financial notes
18
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	4.35%		01/07/25	50,000,000	50,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.34%		01/07/25	29,550,000	29,550,000
MARCH 2016 S/F RB SERIES 2024G (LIQ: ROYAL BANK OF CANADA)	(b)(d)	4.35%		01/07/25	56,665,000	56,665,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(b)(d)	4.35%		01/07/25	14,500,000	14,500,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.75%		01/07/25	10,810,000	10,810,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(d)	4.37%		01/07/25	53,135,000	53,135,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	50,470,000	50,470,000
KDF LEXINGTON LP
TAXABLE M/F HOUSING RB (LEXINGTON APTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	4,310,000	4,310,000
KDF REGENCY LP
M/F HOUSING RB (REGENCY PARK APTS) SERIES 2024B (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	9,230,000	9,230,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	4.40%		01/07/25	28,700,000	28,700,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d)	4.50%		01/07/25	1,855,000	1,855,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(d)	4.38%	01/02/25	01/07/25	1,710,000	1,710,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	45,000,000	45,000,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d)	4.37%		01/07/25	45,673,000	45,673,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	4.47%		01/07/25	62,000,000	62,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
19

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.62%		01/07/25	113,000,000	113,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.47%		01/07/25	37,500,000	37,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d)	4.47%		01/07/25	100,000,000	100,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	4.50%		01/07/25	21,250,000	21,250,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(d)	4.95%		01/07/25	8,900,000	8,900,000
PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
TAXABLE EDUCATION LOAN RB SERIES 2024A (LOC: BANK OF AMERICA NA)	(d)	4.35%		01/07/25	35,356,000	35,356,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	5,410,000	5,410,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	23,700,000	23,700,000
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 82T2 (LIQ: ROYAL BANK OF CANADA)	(d)	4.35%		01/07/25	26,000,000	26,000,000
SHIL PARK IRREV LIFE INS
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2019 (LOC: FEDERAL HOME LOAN BANKS; VISTA BANK TEXAS)	(d)	4.45%		01/07/25	16,095,000	16,095,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	4.35%		01/07/25	120,140,000	120,140,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d)	4.33%		01/07/25	14,940,000	14,940,000
SRM HAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	28,600,000	28,600,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(d)	4.57%		01/07/25	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	4.33%		01/07/25	63,970,000	63,970,000
VSL PROPERTY HOLDINGS STB LLC
TAXABLE BONDS SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.45%		01/07/25	17,390,000	17,390,000
See financial notes
20
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	4.40%		01/07/25	27,450,000	27,450,000
Total Variable Rate Demand Notes (Cost $1,898,271,000)						1,898,271,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 45.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 16.7%
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,626,402,887	1,626,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,677,010,180, 2.00% - 6.50%, due 01/01/26 - 08/20/69)
BANK OF MONTREAL
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	203,050,299	203,000,000
(Collateralized by U.S. Treasury Securities valued at $207,111,345, 0.00%, due 01/28/25 - 09/04/25)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	815,201,939	815,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $839,656,995, 1.50% - 7.00%, due 09/01/25 - 11/15/59)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	2,445,151,876	2,443,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,518,486,422, 0.00% - 7.00%, due 03/27/25 - 11/15/59)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,830,453,433	1,830,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,884,900,000, 0.13% - 13.28%, due 02/25/25 - 09/20/73)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	2,114,523,802	2,114,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,177,420,000, 1.25% - 14.32%, due 07/15/31 - 05/20/74)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	406,100,598	406,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $416,545,984, 0.00% - 7.00%, due 01/14/25 - 10/20/74)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	203,050,299	203,000,000
(Collateralized by U.S. Government Agency Securities valued at $213,202,814, 1.21% - 6.02%, due 12/25/30 - 12/25/54)
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
21

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,504,372,658	1,504,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,558,224,191, 0.25% - 7.83%, due 07/31/25 - 12/25/54)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	6,099,510,949	6,098,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,280,940,256, 1.50% - 8.00%, due 01/01/26 - 03/01/56)
GOLDMAN SACHS & CO LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	2,309,572,119	2,309,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,355,180,000, 1.50% - 7.00%, due 01/01/27 - 12/15/57)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	2,445,151,876	2,443,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,493,519,417, 0.75% - 6.50%, due 02/28/25 - 02/16/65)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	2,443,074,172	2,441,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,493,492,585, 1.50% - 7.50%, due 02/01/33 - 11/16/64)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	2,441,100,928	2,439,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,488,694,787, 0.00% - 7.00%, due 02/28/25 - 01/16/64)
Issued 12/31/24, repurchase date 01/07/25		4.44%		01/07/25	4,069,510,313	4,066,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,151,207,910, 1.50% - 7.50%, due 01/01/27 - 11/16/64)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	203,050,186	203,000,000
(Collateralized by U.S. Government Agency Securities valued at $209,090,000, 2.50% - 7.50%, due 05/20/31 - 12/20/64)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	8,946,216,124	8,944,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,212,320,000, 1.50% - 8.00%, due 03/20/26 - 03/15/65)
MIZUHO SECURITIES USA LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	650,161,056	650,000,000
(Collateralized by U.S. Government Agency Securities valued at $669,500,000, 2.00% - 7.00%, due 03/20/36 - 12/20/54)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	41,010,159	41,000,000
(Collateralized by U.S. Government Agency Securities valued at $42,689,917, 1.50% - 6.00%, due 11/01/48 - 09/01/53)
See financial notes
22
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	406,100,598	406,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $414,130,749, 0.13% - 4.00%, due 09/30/26 - 10/20/48)
RBC DOMINION SECURITIES INC
Issued 12/24/24, repurchase date 01/07/25		4.37%		01/07/25	817,386,747	816,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $841,746,615, 1.88% - 7.00%, due 04/15/26 - 08/20/63)
ROYAL BANK OF CANADA
Issued 12/20/24, repurchase date 01/31/25		4.33%		01/07/25	4,509,742,500	4,500,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,647,331,551, 0.00% - 8.00%, due 01/21/25 - 03/15/66)
Issued 12/20/24, repurchase date 01/31/25		4.33%		01/07/25	2,605,629,000	2,600,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,688,173,306, 0.75% - 7.00%, due 04/30/26 - 08/01/59)
Issued 12/20/24, repurchase date 01/29/25		4.33%		01/07/25	3,758,118,750	3,750,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,865,779,407, 1.25% - 8.00%, due 06/15/25 - 07/15/66)
TRUIST BANK
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	813,201,443	813,000,000
(Collateralized by U.S. Government Agency Securities valued at $837,416,526, 1.00% - 2.00%, due 09/01/50 - 06/01/51)
WELLS FARGO SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	407,100,846	407,000,000
(Collateralized by U.S. Government Agency Securities valued at $423,384,879, 1.50% - 7.50%, due 01/20/27 - 12/20/54)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	2,036,729,185	2,035,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,118,198,352, 1.50% - 8.00%, due 08/01/25 - 01/01/59)
						56,105,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 22.7%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,148,283,811	1,148,000,000
(Collateralized by U.S. Treasury Securities valued at $1,171,023,413, 0.38% - 4.88%, due 01/15/25 - 02/15/42)
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	696,172,067	696,000,000
(Collateralized by U.S. Treasury Securities valued at $709,920,000, 0.00% - 4.63%, due 05/22/25 - 05/15/54)
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
23

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	627,155,008	627,000,000
(Collateralized by U.S. Treasury Securities valued at $639,698,124, 0.50% - 6.38%, due 04/15/25 - 11/15/54)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	77,602,335	77,583,155
(Collateralized by U.S. Treasury Securities valued at $79,154,429, 1.88% - 4.25%, due 11/15/40 - 02/15/51)
BNP PARIBAS SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,393,344,381	1,393,000,000
(Collateralized by U.S. Treasury Securities valued at $1,421,211,319, 0.13% - 5.38%, due 08/15/25 - 11/15/54)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	2,438,602,728	2,438,000,000
(Collateralized by U.S. Treasury Securities valued at $2,486,760,050, 0.63% - 4.50%, due 05/31/29 - 02/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	4,056,002,486	4,055,000,000
(Collateralized by U.S. Treasury Securities valued at $4,136,100,081, 0.13% - 2.38%, due 01/15/25 - 07/15/34)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	2,001,757,778	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000,002, 2.88% - 4.38%, due 12/31/26 - 07/31/29)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	104,025,711	104,000,000
(Collateralized by U.S. Treasury Securities valued at $106,106,275, 0.50%, due 04/30/27)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	138,034,117	138,000,000
(Collateralized by U.S. Treasury Securities valued at $140,794,881, 0.75%, due 01/31/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	348,086,033	348,000,000
(Collateralized by U.S. Treasury Securities valued at $354,960,025, 0.00% - 5.00%, due 04/10/25 - 05/15/54)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.25%		01/02/25	23,987,662,417	23,982,000,000
(Collateralized by U.S. Treasury Securities valued at $23,987,662,467, 0.63% - 2.25%, due 08/15/27 - 11/15/31)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	9,001,224,753	8,999,000,000
(Collateralized by U.S. Treasury Securities valued at $9,178,980,003, 0.00% - 4.88%, due 01/16/25 - 02/15/42)
See financial notes
24
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	7,315,812,247	7,314,000,000
(Collateralized by U.S. Treasury Securities valued at $7,460,280,147, 0.13% - 4.63%, due 01/15/31 - 07/15/33)
GOLDMAN SACHS & CO LLC
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	3,490,064,686	3,487,000,000
(Collateralized by U.S. Treasury Securities valued at $3,556,740,090, 0.00% - 5.38%, due 01/14/25 - 02/15/53)
Issued 12/30/24, repurchase date 01/06/25		4.35%		01/06/25	1,774,499,663	1,773,000,000
(Collateralized by U.S. Treasury Securities valued at $1,808,460,041, 0.50% - 4.63%, due 03/31/25 - 02/15/54)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	7,315,808,183	7,314,000,000
(Collateralized by U.S. Treasury Securities valued at $7,460,280,018, 0.00% - 4.75%, due 01/14/25 - 11/15/53)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	8,708,152,317	8,706,000,000
(Collateralized by U.S. Treasury Securities valued at $8,880,124,745, 0.00% - 7.63%, due 01/15/25 - 11/15/54)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,219,301,364	1,219,000,000
(Collateralized by U.S. Treasury Securities valued at $1,243,383,156, 0.00% - 6.13%, due 02/04/25 - 11/15/54)
RBC DOMINION SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	418,103,339	418,000,000
(Collateralized by U.S. Treasury Securities valued at $426,465,406, 0.00% - 4.88%, due 01/30/25 - 11/15/54)
						76,236,583,155
OTHER REPURCHASE AGREEMENTS** 5.7%
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.41%		01/02/25	2,250,551,250	2,250,000,000
(Collateralized by U.S. Treasury Securities valued at $2,295,562,282, 0.00% - 4.75%, due 01/15/25 - 05/15/54)
BMO CAPITAL MARKETS CORP
Issued 12/31/24, repurchase date 01/07/25		4.42%		01/07/25	100,085,944	100,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$104,046,432, 1.75% - 6.32%, due 06/15/25 - 11/01/54)

See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
25

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 12/27/24, repurchase date 01/03/25		4.42%		01/03/25	1,651,418,083	1,650,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$1,836,922,574, 0.00% - 15.33%, due 01/10/25 -
01/01/00)

Issued 11/06/24, repurchase date 02/11/25		4.83%		02/04/25	581,943,125	575,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $668,974,207, 0.00% - 14.86%, due 01/29/25 - 01/01/00)
Issued 10/10/24, repurchase date 02/07/25		4.97%		02/04/25	914,537,250	900,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,050,846,286, 0.01% - 14.86%, due 01/29/25 - 01/01/00)
BOFA SECURITIES INC
Issued 12/05/24, repurchase date 02/13/25	(a)	4.66%	01/02/25	02/10/25	252,168,194	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $262,500,208, 1.05% -
8.35%, due 01/15/25 - 05/15/64)
(SOFR + 0.29%)

Issued 12/20/24, repurchase date 04/22/25	(a)	4.87%	01/02/25	03/31/25	276,730,014	273,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$294,840,001, 0.00%, due 01/01/00)
(SOFR + 0.50%)

Issued 12/11/24, repurchase date 04/10/25	(a)	4.87%	01/02/25	03/31/25	456,696,250	450,000,000
(Collateralized by U.S. Treasury Securities and common
stocks, ETFs, corporate bonds, asset backed securities,
American depositary receipts, or non-agency
collateralized mortgage obligations valued at
$473,939,434, 0.00% - 4.50%, due 04/30/25 - 01/01/00)
(SOFR + 0.50%)

Issued 12/06/24, repurchase date 04/25/25	(a)	4.71%	01/02/25	04/07/25	634,976,042	625,000,000
(Collateralized by U.S. Government Agency Securities,
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $656,249,983, 0.75% - 8.38%, due
01/09/25 - 12/31/99)
(SOFR + 0.34%)

Issued 12/03/24, repurchase date 04/10/25	(a)	4.83%	01/02/25	04/07/25	838,835,938	825,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $948,750,000, 0.00% -
13.75%, due 01/21/25 - 07/20/17)
(SOFR + 0.46%)

See financial notes
26
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/06/24, repurchase date 04/25/25	(a)	4.83%	01/02/25	04/07/25	254,092,083	250,000,000
(Collateralized by U.S. Government Agency Securities,
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $262,504,327, 0.40% - 14.75%, due
01/01/25 - 01/01/00)
(SOFR + 0.46%)

CITIGROUP GLOBAL MARKETS INC
Issued 11/20/24, repurchase date 02/18/25	(a)	4.54%	01/02/25	01/07/25	251,513,333	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,002,912, 0.00% - 4.25%, due 01/14/25 - 02/15/54) (SOFR + 0.17%)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/27/24, repurchase date 01/03/25		4.39%		01/03/25	150,128,042	150,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $163,774,817, 1.50% - 6.50%, due 07/15/27 - 07/25/68)
Issued 12/30/24, repurchase date 01/06/25		4.38%		01/06/25	990,843,150	990,000,000
(Collateralized by U.S. Treasury and U.S. Government
Agency Securities, common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,046,291,824, 0.00% -
10.25%, due 02/15/25 - 01/01/00)

JP MORGAN SECURITIES LLC
Issued 12/26/24, repurchase date 01/17/25	(a)	4.57%	01/02/25	01/07/25	200,304,667	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $230,149,819, 1.50% -
17.77%, due 06/16/25 - 01/01/00)
(SOFR + 0.20%)

Issued 10/31/24, repurchase date 04/29/25	(a)	4.77%	01/02/25	03/31/25	408,003,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $435,663,841, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.40%)

Issued 11/06/24, repurchase date 05/05/25	(a)	4.77%	01/02/25	03/31/25	1,019,212,500	1,000,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,158,744,153, 0.00% -
17.27%, due 01/07/25 - 01/01/00)
(SOFR + 0.40%)

Issued 11/06/24, repurchase date 05/05/25	(a)	4.77%	01/02/25	03/31/25	764,409,375	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $816,158,926, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.40%)

See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
27

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 11/27/24, repurchase date 05/27/25	(a)	4.77%	01/02/25	03/31/25	813,144,000	800,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $924,287,215, 0.00% -
9.95%, due 04/09/25 - 12/31/99)
(SOFR + 0.40%)

Issued 10/02/24, repurchase date 04/02/25	(a)	4.82%	01/02/25	03/31/25	1,843,380,000	1,800,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $2,096,559,825, 0.00% -
18.88%, due 03/24/25 - 01/01/00)
(SOFR + 0.45%)

Issued 11/06/24, repurchase date 05/05/25	(a)	4.82%	01/02/25	03/31/25	310,921,236	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $353,443,760, 1.75% -
11.49%, due 03/10/28 - 06/25/67)
(SOFR + 0.45%)

Issued 12/27/24, repurchase date 06/25/25	(a)	4.82%	01/02/25	03/31/25	759,439,167	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $862,975,573, 0.00% -
14.35%, due 02/15/25 - 01/01/00)
(SOFR + 0.45%)

MIZUHO SECURITIES USA LLC
Issued 12/31/24, repurchase date 01/02/25		4.43%		01/02/25	250,061,528	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$270,000,030, 0.00%, due 01/01/00)

RBC CAPITAL MARKETS LLC
Issued 12/26/24, repurchase date 01/02/25		4.42%		01/02/25	700,601,611	700,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $735,640,999, 0.00% - 8.75%, due 02/15/25 - 01/01/00)
WELLS FARGO SECURITIES LLC
Issued 12/30/24, repurchase date 06/25/25		4.96%		04/07/25	228,038,000	225,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $265,060,110, 0.00% - 13.43%, due 10/27/25 - 11/25/69)
Issued 12/11/24, repurchase date 04/10/25		4.79%		04/10/25	355,588,333	350,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $408,926,959, 0.39% - 10.12%, due 11/20/25 - 01/25/66)
Issued 11/26/24, repurchase date 05/23/25		5.11%		05/23/25	512,633,056	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $589,528,014, 0.00% - 15.59%, due 04/15/25 - 12/26/69)
See financial notes
28
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/11/24, repurchase date 06/09/25		4.94%		06/09/25	307,410,000	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $353,521,501, 0.62% - 10.46%, due 09/15/25 - 01/25/65)
Issued 12/11/24, repurchase date 06/09/25		4.94%		06/09/25	184,446,000	180,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $193,668,997, 0.38% - 8.50%, due 05/05/25 - 12/31/99)
Issued 12/12/24, repurchase date 06/10/25		4.90%		06/10/25	614,700,000	600,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $645,435,073, 1.05% - 9.25%, due 01/10/25 - 01/01/00)
Issued 12/18/24, repurchase date 06/16/25		4.87%		06/16/25	512,175,000	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $589,001,296, 0.42% - 10.94%, due 11/17/25 - 08/25/66)
Issued 12/20/24, repurchase date 06/18/25		4.94%		06/18/25	153,705,000	150,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $176,760,750, 1.89% - 9.84%, due 12/16/30 - 06/25/64)
						19,298,000,000
Total Repurchase Agreements (Cost $151,639,583,155)						151,639,583,155
Total Investments in Securities (Cost $323,481,557,678)						323,481,557,678

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,177,400,896 or 23.2% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
29

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

CP —	Commercial paper
DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
30
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$171,841,974,523
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		151,639,583,155
Cash		11,692,000,001
Receivables:
Fund shares sold		2,747,556,510
Interest		1,015,051,968
Prepaid expenses	+	2,981,418
Total assets		338,939,147,575

Liabilities
Payables:
Fund shares redeemed		1,052,390,465
Investments bought		803,375,000
Distributions to shareholders		268,580,740
Investment adviser and administrator fees		47,091,130
Shareholder service fees		5,309,313
Independent trustees’ fees		927
Accrued expenses	+	11,717,529
Total liabilities		2,188,465,104
Net assets		$336,750,682,471

Net Assets by Source
Capital received from investors		$336,750,682,471
Net assets		$336,750,682,471

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$218,570,255,451		218,568,530,429		$1.00
Ultra Shares	$118,180,427,020		118,179,218,668		$1.00

See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
31

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$15,507,085,633
Other Interest	+	542,308,581
Total investment income		16,049,394,214

Expenses
Investment adviser and administrator fees		572,362,243
Shareholder service fees:
Investor Shares		292,745,360
Registration fees		17,458,468
Custodian fees		2,232,077
Shareholder reports		2,076,052
Portfolio accounting fees		1,851,451
Professional fees		419,712
Independent trustees’ fees		288,996
Transfer agent fees		1,321
Other expenses	+	1,447,969
Total expenses		890,883,649
Expense reduction	–	25,776,046
Net expenses	–	865,107,603
Net investment income		15,184,286,611

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		100,864
Increase in net assets resulting from operations		$15,184,387,475
See financial notes
32
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$15,184,286,611	$10,782,111,771
Net realized gains	+	100,864	263,029
Increase in net assets from operations		$15,184,387,475	$10,782,374,800

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($9,733,563,689 )	($6,570,789,959 )
Ultra Shares	+	(5,452,175,768)	(4,210,185,687)
Total distributions		($15,185,739,457 )	($10,780,975,646 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		250,955,380,568	221,635,316,442
Ultra Shares	+	144,618,313,965	137,943,618,156
Total shares sold		395,573,694,533	359,578,934,598
Shares Reinvested
Investor Shares		7,649,866,143	5,041,927,370
Ultra Shares	+	4,276,225,628	3,322,798,144
Total shares reinvested		11,926,091,771	8,364,725,514
Shares Redeemed
Investor Shares		(209,940,494,625)	(151,061,896,319)
Ultra Shares	+	(126,212,471,344)	(114,832,941,050)
Total shares redeemed		(336,152,965,969)	(265,894,837,369)
Net transactions in fund shares		71,346,820,335	102,048,822,743

NET ASSETS
Beginning of period		$265,405,214,118	$163,354,992,221
Total increase	+	71,345,468,353	102,050,221,897
End of period		$336,750,682,471	$265,405,214,118

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
33

Schwab Value Advantage Money Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Value Advantage Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
The fund offers two share classes: Investor Shares and Ultra Shares.
Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Value Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, and repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
34
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, all of the fund’s investments were classified as Level 2.
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
35

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2024, the fund had investments in repurchase agreements with a gross value of $151,639,583,155 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
36
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund.  The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
37

Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities -unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $74,518,834 and $0 respectively, and includes net realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility..
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments was $323,481,557,678.
38
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes (continued)

6. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$15,185,739,457	$10,780,975,646
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements
39

Schwab Value Advantage Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund, (the “Fund”) one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
40
Schwab Value Advantage Money Fund | Annual Holdings and Financial Statements

MFR13860-28
00308800

Annual Holdings and Financial Statements | December 31, 2024
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Government Money Fund	2
Schwab U.S. Treasury Money Fund	20
Schwab Treasury Obligations Money Fund	29
Financial Notes	38
Report of Independent Registered Public Accounting Firm	48
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Funds | Annual Holdings and Financial Statements
1

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.87%	4.71%	1.29%	0.02%[3]	0.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.44%	0.44%	0.35%[4,5]	0.06%[5]	0.30%[5,6]
Total expenses	0.45%	0.45%	0.45%[4]	0.45%	0.52%
Net investment income (loss)	4.76%	4.59%	1.21%	0.02%	0.18%
Net assets, end of period (x 1,000,000)	$20,322	$18,265	$20,458	$24,159	$20,119

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.98%	4.81%	1.36%	0.02%[3]	0.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.30%[4,5]	0.06%[5]	0.27%[5,6]
Total expenses	0.35%	0.35%	0.35%[4]	0.35%	0.43%
Net investment income (loss)	4.85%	4.78%	1.59%	0.02%	0.28%
Net assets, end of period (x 1,000,000)	$28,152	$21,646	$10,823	$6,782	$11,980

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
3

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.14%	4.97%	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.18%[7,8]	0.06%[8]	0.13%[8,9]
Total expenses	0.20%	0.20%	0.20%[7]	0.20%	0.20%[9]
Net investment income (loss)	4.97%	4.92%	1.76%	0.03%	0.01%[9]
Net assets, end of period (x 1,000,000)	$26,324	$16,202	$8,636	$4,726	$1,647

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[9]	Annualized.
See financial notes
4
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 34.0% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.63%		01/02/25	45,200,000	45,200,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	01/03/25	48,900,000	48,900,000
		1.13%		01/06/25	9,650,000	9,646,224
(SOFR + 0.12%)	(a)	4.49%	01/02/25	01/21/25	172,600,000	172,600,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	01/23/25	38,200,000	38,200,000
		4.35%		02/04/25	130,500,000	129,983,220
		4.92%		02/06/25	48,500,000	48,273,666
		4.35%		02/11/25	96,800,000	96,335,360
		4.64%		02/18/25	75,000,000	74,554,479
		5.02%		02/21/25	48,300,000	47,972,634
		4.73%		03/03/25	48,500,000	48,128,167
(SOFR + 0.13%)	(a)	4.50%	01/02/25	03/07/25	71,600,000	71,600,000
		4.79%		03/17/25	25,000,000	24,760,528
		4.79%		03/19/25	35,000,000	34,655,678
		4.79%		03/21/25	30,000,000	29,697,100
		4.65%		03/31/25	48,400,000	47,864,050
		5.00%		04/04/25	19,300,000	19,296,449
		4.52%		04/07/25	48,300,000	47,739,183
		4.30%		04/11/25	48,400,000	47,840,980
		4.30%		04/15/25	48,400,000	47,818,393
		4.51%		04/17/25	72,600,000	71,670,417
(SOFR + 0.14%)	(a)	4.51%	01/02/25	04/21/25	91,400,000	91,400,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	04/28/25	71,900,000	71,900,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	05/02/25	239,600,000	239,600,000
		4.24%		05/05/25	24,200,000	23,858,518
(SOFR + 0.13%)	(a)	4.50%	01/02/25	05/20/25	144,200,000	144,200,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	05/27/25	38,300,000	38,300,000
		4.37%		05/28/25	23,900,000	23,487,088
		4.37%		06/06/25	24,200,000	23,756,132
		4.37%		06/09/25	48,400,000	47,495,081
		4.37%		06/11/25	29,100,000	28,549,040
(EFFR + 0.14%)	(a)	4.47%	01/02/25	06/11/25	143,800,000	143,800,000
(SOFR + 0.05%)	(a)	4.42%	01/02/25	06/20/25	33,800,000	33,800,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	06/24/25	86,400,000	86,400,000
		4.38%		06/25/25	48,400,000	47,401,105
		5.00%		06/25/25	17,720,000	17,708,532
		5.04%		06/26/25	47,800,000	46,684,667
(3 mo. US TBILL + 0.16%)	(a)	4.44%	01/07/25	06/30/25	143,700,000	143,700,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	06/30/25	134,200,000	134,200,000
		5.00%		07/15/25	18,160,000	18,169,394
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
5

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/07/25	07/17/25	158,600,000	158,600,000
		3.15%		07/21/25	24,200,000	24,049,748
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/21/25	28,800,000	28,800,000
		4.75%		07/29/25	65,456,000	65,439,270
		0.68%		08/04/25	30,750,000	30,087,873
		4.24%		08/11/25	48,300,000	47,075,421
		4.38%		08/13/25	142,986,000	142,885,669
(EFFR + 0.14%)	(a)	4.47%	01/02/25	08/20/25	81,700,000	81,700,000
		5.00%		08/25/25	50,160,000	50,254,544
		4.25%		09/05/25	58,100,000	58,059,433
(EFFR + 0.13%)	(a)	4.46%	01/02/25	09/15/25	96,200,000	96,200,000
(EFFR + 0.16%)	(a)	4.40%	01/02/25	09/23/25	72,800,000	72,800,000
(EFFR + 0.15%)	(a)	4.48%	01/02/25	09/26/25	52,800,000	52,800,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/06/25	228,400,000	228,450,348
		5.13%		10/10/25	138,860,000	139,675,707
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/17/25	96,100,000	96,100,000
		5.13%		10/20/25	24,740,000	24,891,227
(SOFR + 0.13%)	(a)	4.50%	01/02/25	10/21/25	192,400,000	192,400,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	10/29/25	149,900,000	149,942,272
(EFFR + 0.14%)	(a)	4.47%	01/02/25	11/10/25	38,500,000	38,524,801
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/14/25	168,200,000	168,200,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/28/25	18,900,000	18,900,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	12/15/25	14,400,000	14,400,000
(SOFR + 0.09%)	(a)	4.46%	01/02/25	12/22/25	145,200,000	145,200,000
(SOFR + 0.07%)	(a)	4.44%	01/02/25	12/23/25	58,000,000	58,000,000
(SOFR + 0.06%)	(a)	4.43%	01/02/25	12/30/25	96,700,000	96,700,000
(EFFR + 0.12%)	(a)	4.45%	01/02/25	01/08/26	212,900,000	212,900,000
(SOFR + 0.08%)	(a)	4.45%	01/02/25	01/28/26	96,400,000	96,400,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	01/30/26	99,600,000	99,643,645
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/11/26	38,800,000	38,800,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	04/01/26	86,700,000	86,700,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	04/17/26	96,400,000	96,400,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	05/05/26	96,600,000	96,600,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/06/26	38,000,000	38,000,000
(EFFR + 0.09%)	(a)	4.42%	01/02/25	05/07/26	96,300,000	96,300,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	05/08/26	144,600,000	144,600,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/24/26	144,900,000	144,900,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	06/24/26	97,000,000	97,000,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/10/26	48,900,000	48,900,000
(SOFR + 0.13%)	(a)	4.50%	01/02/25	07/23/26	58,000,000	58,000,000
(SOFR + 0.16%)	(a)	4.49%	01/02/25	08/26/26	200,000,000	200,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/03/26	17,400,000	17,400,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	09/23/26	145,200,000	145,200,000
	(a)	4.50%	01/06/25	10/06/26	40,000,000	40,000,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/30/26	121,000,000	121,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/18/26	72,600,000	72,600,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/23/26	19,000,000	19,000,000
FEDERAL HOME LOAN BANKS
		4.83%		01/02/25	48,100,000	48,100,000
		5.15%		01/02/25	53,200,000	53,200,000
See financial notes
6
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.79%		01/03/25	120,400,000	120,384,682
		4.76%		01/10/25	193,400,000	193,204,666
(SOFR + 0.02%)	(a)	4.39%	01/02/25	01/13/25	120,700,000	120,700,000
		4.77%		01/21/25	712,000,000	711,991,081
		4.80%		01/23/25	144,500,000	144,498,758
		4.91%		01/23/25	120,900,000	120,569,238
		5.20%		01/29/25	168,600,000	167,966,485
		5.20%		01/31/25	50,000,000	49,797,806
		5.21%		01/31/25	192,600,000	191,821,147
		4.49%		02/04/25	125,000,000	124,491,250
		4.90%		02/07/25	144,500,000	143,825,185
		5.04%		02/07/25	87,600,000	87,179,520
		5.04%		02/10/25	140,200,000	139,470,960
		5.00%		02/13/25	144,500,000	143,698,386
		4.52%		02/14/25	145,200,000	144,428,222
		5.05%		02/14/25	192,700,000	191,594,036
(SOFR + 0.02%)	(a)	4.39%	01/02/25	02/18/25	145,200,000	145,200,000
		4.79%		02/27/25	38,800,000	38,517,536
		4.82%		02/28/25	145,200,000	144,119,470
		5.00%		03/05/25	338,400,000	335,573,420
(SOFR + 0.03%)	(a)	4.40%	01/02/25	03/06/25	242,000,000	242,000,000
		4.50%		03/07/25	120,900,000	119,948,920
(SOFR + 0.05%)	(a)	4.38%	01/02/25	03/10/25	121,000,000	121,000,000
(SOFR + 0.04%)	(a)	4.41%	01/02/25	03/14/25	96,400,000	96,400,000
		4.63%		03/14/25	24,010,000	23,991,504
(SOFR + 0.02%)	(a)	4.39%	01/02/25	03/17/25	193,500,000	193,500,000
		4.81%		03/17/25	96,900,000	95,967,822
		4.30%		03/21/25	236,900,000	234,719,059
		5.00%		03/21/25	120,800,000	119,535,828
		4.42%		03/28/25	193,600,000	191,620,709
		4.96%		03/28/25	35,800,000	35,391,920
		4.99%		03/28/25	177,400,000	175,378,995
		5.00%		03/28/25	221,900,000	219,369,415
		5.24%		04/01/25	217,400,000	214,712,695
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/03/25	120,800,000	120,800,000
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/08/25	121,000,000	121,000,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/08/25	121,000,000	121,000,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/11/25	121,100,000	121,100,000
		4.59%		04/11/25	190,200,000	187,867,197
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/14/25	145,300,000	145,300,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/16/25	121,000,000	121,000,000
		4.27%		04/17/25	193,600,000	191,245,340
(SOFR + 0.14%)	(a)	4.51%	01/02/25	04/21/25	72,000,000	72,000,000
(SOFR + 0.03%)	(a)	4.40%	01/02/25	04/23/25	145,200,000	145,200,000
		5.24%		04/23/25	144,500,000	142,278,975
(SOFR + 0.12%)	(a)	4.49%	01/02/25	05/01/25	71,700,000	71,700,000
		4.66%		05/01/25	8,300,000	8,176,263
		4.67%		05/01/25	100,100,000	98,607,704
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/02/25	120,500,000	120,500,000
		4.35%		05/05/25	212,800,000	209,709,967
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
7

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/05/25	120,800,000	120,800,000
		4.27%		05/07/25	150,000,000	147,809,896
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/08/25	121,100,000	121,100,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/13/25	145,300,000	145,300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/14/25	143,800,000	143,800,000
		4.37%		05/15/25	121,100,000	119,189,614
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/19/25	239,300,000	239,300,000
		5.18%		05/21/25	146,300,000	143,520,788
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/22/25	121,000,000	121,000,000
		4.32%		05/23/25	193,600,000	190,411,489
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/27/25	168,900,000	168,900,000
		4.32%		06/02/25	48,900,000	48,038,545
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/02/25	121,000,000	121,000,000
		5.14%		06/04/25	4,700,000	4,602,322
		5.15%		06/04/25	2,600,000	2,545,965
		4.24%		06/06/25	121,000,000	118,850,990
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/06/25	121,000,000	121,000,000
		4.24%		06/09/25	121,000,000	118,793,464
		4.27%		06/09/25	121,000,000	118,796,119
		3.13%		06/13/25	10,095,000	10,009,297
		4.37%		06/13/25	96,700,000	94,844,085
		4.22%		06/16/25	435,500,000	427,316,229
(SOFR + 0.12%)	(a)	4.49%	01/02/25	06/16/25	240,300,000	240,300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	06/17/25	239,900,000	239,900,000
		4.30%		06/20/25	241,900,000	237,130,538
		4.22%		06/30/25	145,100,000	142,127,546
		4.30%		07/07/25	241,900,000	236,663,268
		5.17%		07/07/25	96,700,000	96,700,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/10/25	96,400,000	96,450,434
		4.21%		07/11/25	193,400,000	189,209,935
		4.23%		07/11/25	48,900,000	47,834,116
(SOFR + 0.03%)	(a)	4.40%	01/02/25	07/11/25	217,800,000	217,800,000
		5.24%		07/11/25	96,600,000	96,600,000
		4.27%		07/18/25	154,600,000	151,080,617
		4.83%		07/23/25	22,700,000	22,112,814
		4.88%		07/25/25	2,600,000	2,605,552
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/28/25	95,900,000	95,900,000
		4.13%		08/07/25	121,000,000	120,985,559
(SOFR + 0.06%)	(a)	4.43%	01/02/25	08/19/25	96,800,000	96,809,356
(SOFR + 0.16%)	(a)	4.53%	01/02/25	08/22/25	143,900,000	143,900,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	08/27/25	241,700,000	241,700,000
		4.00%		08/28/25	48,400,000	48,261,611
		4.29%		09/12/25	24,200,000	23,494,200
(SOFR + 0.10%)	(a)	4.47%	01/02/25	09/19/25	273,800,000	273,837,567
		4.46%		10/09/25	145,200,000	145,200,000
		4.25%		12/05/25	96,800,000	96,677,462
		4.61%		12/05/25	242,000,000	242,000,000
		4.40%		12/12/25	145,300,000	145,213,123
		4.48%		01/06/26	241,900,000	241,900,000
		4.38%		01/30/26	145,200,000	145,200,000
See financial notes
8
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)	(a)	4.47%	01/02/25	02/13/26	100,000,000	100,000,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	04/10/26	48,900,000	48,900,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	07/21/26	72,500,000	72,500,000
(SOFR + 0.18%)	(a)	4.55%	01/02/25	09/18/26	145,200,000	145,200,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	09/24/26	145,200,000	145,200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/08/26	72,600,000	72,600,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	12/23/26	72,500,000	72,500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		4.33%		01/16/25	167,182,000	166,901,784
		4.58%		01/17/25	242,000,000	241,544,233
		4.56%		01/30/25	242,000,000	241,153,941
		4.57%		01/31/25	72,800,000	72,536,100
		3.40%		05/23/25	24,200,000	24,118,823
		0.38%		07/21/25	224,040,000	218,758,807
		0.68%		08/06/25	73,100,000	71,523,619
		4.05%		08/28/25	69,945,000	69,743,346
		4.20%		08/28/25	21,993,000	21,923,937
		0.38%		09/23/25	513,000,000	499,999,067
		0.60%		10/20/25	32,345,000	31,491,176
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/05/26	153,800,000	153,800,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	04/02/26	60,000,000	60,000,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/07/26	65,800,000	65,800,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/04/26	61,000,000	61,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/23/26	130,600,000	130,600,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/16/26	68,600,000	68,600,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.63%		01/07/25	41,389,000	41,371,498
		4.55%		01/29/25	145,200,000	144,711,039
		0.50%		06/17/25	214,184,000	210,167,065
		0.38%		08/25/25	24,200,000	23,648,046
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/18/26	96,600,000	96,600,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/29/26	42,500,000	42,500,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	08/21/26	239,100,000	239,100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/11/26	113,000,000	113,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/23/26	52,200,000	52,200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/20/26	140,600,000	140,600,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/11/26	52,900,000	52,900,000
Total U.S. Government Agency Debt (Cost $25,436,695,186)						25,436,695,186

U.S. TREASURY DEBT 7.9% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.20%)	(a)	4.48%	01/02/25	01/31/25	425,900,000	425,931,072
		1.13%		02/28/25	84,100,000	83,607,018
		2.75%		02/28/25	72,300,000	72,046,666
		1.75%		03/15/25	72,300,000	71,842,111
		3.88%		03/31/25	502,700,000	501,343,658
		0.38%		04/30/25	55,000,000	54,180,198
		3.88%		04/30/25	406,700,000	405,279,452
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
9

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.17%)	(a)	4.44%	01/02/25	04/30/25	303,300,000	303,345,285
		2.13%		05/15/25	244,100,000	241,526,964
		2.75%		05/15/25	188,600,000	187,206,500
		0.25%		05/31/25	50,600,000	49,654,332
		0.25%		06/30/25	227,400,000	222,943,893
(3 mo. US TBILL + 0.13%)	(a)	4.40%	01/02/25	07/31/25	466,500,000	466,465,673
		4.75%		07/31/25	117,600,000	117,764,114
		2.00%		08/15/25	117,500,000	115,893,927
		4.35%		09/04/25	34,800,000	33,812,405
		0.25%		09/30/25	119,800,000	116,327,560
		5.00%		09/30/25	120,600,000	121,243,182
		4.25%		10/15/25	82,300,000	82,294,746
		0.25%		10/31/25	144,700,000	139,976,475
(3 mo. US TBILL + 0.17%)	(a)	4.45%	01/02/25	10/31/25	344,100,000	343,944,967
		2.25%		11/15/25	48,500,000	47,673,412
		0.38%		11/30/25	291,600,000	281,595,074
		0.38%		12/31/25	418,900,000	403,202,937
		2.63%		12/31/25	168,800,000	166,102,278
		4.25%		12/31/25	225,200,000	225,219,191
		3.88%		01/15/26	102,000,000	101,608,297
(3 mo. US TBILL + 0.25%)	(a)	4.52%	01/02/25	01/31/26	448,400,000	448,884,462
(3 mo. US TBILL + 0.15%)	(a)	4.43%	01/02/25	04/30/26	14,400,000	14,401,189
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/02/25	07/31/26	117,400,000	117,392,188
Total U.S. Treasury Debt (Cost $5,962,709,226)						5,962,709,226

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	5,000,000	5,000,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $139,200,000)						139,200,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 57.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 20.5%
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	362,089,696	362,000,000
(Collateralized by U.S. Government Agency Securities valued at $373,617,346, 1.50% - 8.75%, due 10/01/25 - 04/20/71)
See financial notes
10
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF MONTREAL
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	45,011,150	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,361,485, 3.50%, due 06/20/49)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	180,044,600	180,000,000
(Collateralized by U.S. Government Agency Securities valued at $185,445,939, 3.00% - 7.00%, due 06/01/38 - 12/15/59)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	539,474,769	539,000,000
(Collateralized by U.S. Government Agency Securities valued at $555,659,012, 1.50% - 6.50%, due 10/01/27 - 03/15/65)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	407,100,846	407,000,000
(Collateralized by U.S. Government Agency Securities valued at $419,210,000, 1.50% - 9.21%, due 07/20/36 - 10/20/68)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	470,116,456	470,000,000
(Collateralized by U.S. Government Agency Securities valued at $484,100,000, 1.25% - 11.07%, due 07/25/44 - 01/25/55)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	90,022,300	90,000,000
(Collateralized by U.S. Government Agency Securities valued at $92,700,000, 1.50% - 7.23%, due 05/01/28 - 12/01/54)
Issued 12/19/24, repurchase date 01/30/25		4.32%		01/07/25	486,105,800	485,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $499,401,268, 0.00% - 8.00%, due 01/31/25 - 10/20/74)
CITIGROUP GLOBAL MARKETS INC
Issued 10/23/24, repurchase date 01/21/25		4.70%		01/21/25	247,878,750	245,000,000
(Collateralized by U.S. Treasury Securities valued at $249,900,097, 3.13% - 4.13%, due 08/31/27 - 07/31/31)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	45,011,150	45,000,000
(Collateralized by U.S. Treasury Securities valued at $45,911,429, 1.25%, due 12/31/26)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	335,083,006	335,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $349,375,836, 0.00% - 7.00%, due 01/14/25 - 12/25/54)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,357,336,234	1,357,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,397,433,532, 1.50% - 7.00%, due 06/01/28 - 12/01/62)
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
11

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	514,127,358	514,000,000
(Collateralized by U.S. Government Agency Securities valued at $524,753,988, 2.00% - 7.00%, due 07/01/29 - 06/15/64)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	539,474,769	539,000,000
(Collateralized by U.S. Government Agency Securities valued at $552,180,862, 1.50% - 6.50%, due 06/01/30 - 01/16/64)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	541,459,700	541,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $551,822,285, 0.63% - 2.21%, due 08/15/29 - 10/16/48)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	543,467,734	543,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $553,860,001, 2.00% - 7.00%, due 12/15/27 - 12/01/54)
Issued 12/31/24, repurchase date 01/07/25		4.44%		01/07/25	904,780,453	904,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $923,157,546, 1.00% - 6.50%, due 11/30/26 - 11/01/54)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	45,011,125	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,350,000, 0.00% - 5.50%, due 07/20/35 - 09/15/65)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,990,493,078	1,990,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,049,700,000, 2.00% - 7.50%, due 09/01/25 - 12/20/64)
Issued 10/01/24, repurchase date 04/09/25	(a)	4.52%	01/02/25	04/07/25	445,267,933	435,000,000
(Collateralized by U.S. Government Agency Securities valued at $453,526,416, 1.00% - 6.50%, due 12/25/27 - 09/20/62) (SOFR + 0.15%)
Issued 10/22/24, repurchase date 04/30/25	(a)	4.52%	01/02/25	04/07/25	988,296,809	968,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,006,314,134, 0.13% - 11.07%, due 06/25/26 - 06/16/64) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	145,035,928	145,000,000
(Collateralized by U.S. Treasury Securities valued at $147,900,092, 0.75%, due 08/31/26)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	9,002,230	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,360,000, 2.50% - 6.00%, due 10/01/38 - 07/01/53)
See financial notes
12
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	90,022,300	90,000,000
(Collateralized by U.S. Treasury Securities valued at $91,838,412, 0.00% - 4.13%, due 02/06/25 - 02/15/49)
RBC DOMINION SECURITIES INC
Issued 12/20/24, repurchase date 01/30/25		4.32%		01/07/25	1,945,192,560	1,941,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,006,807,585, 0.00% - 7.00%, due 01/23/25 - 08/20/63)
Issued 12/24/24, repurchase date 01/07/25		4.37%		01/07/25	179,304,201	179,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $184,683,183, 0.50% - 7.00%, due 10/31/27 - 08/20/63)
ROYAL BANK OF CANADA
Issued 12/20/24, repurchase date 01/31/25		4.33%		01/07/25	486,050,025	485,000,000
(Collateralized by U.S. Government Agency Securities valued at $502,073,560, 0.50% - 7.24%, due 07/01/28 - 01/01/55)
Issued 12/20/24, repurchase date 01/29/25		4.33%		01/07/25	243,526,095	243,000,000
(Collateralized by U.S. Government Agency Securities valued at $251,494,174, 1.71% - 7.00%, due 07/25/28 - 12/25/54)
TRUIST BANK
Issued 12/31/24, repurchase date 01/02/25		4.26%		01/02/25	459,108,630	459,000,000
(Collateralized by U.S. Government Agency Securities valued at $472,770,000, 1.50% - 2.00%, due 11/01/50 - 10/01/51)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	181,044,848	181,000,000
(Collateralized by U.S. Government Agency Securities valued at $186,430,000, 2.00%, due 10/01/51)
WELLS FARGO SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	90,022,300	90,000,000
(Collateralized by U.S. Government Agency Securities valued at $93,623,192, 5.50%, due 10/01/54)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	450,382,375	450,000,000
(Collateralized by U.S. Government Agency Securities valued at $468,397,670, 1.20% - 5.88%, due 03/01/26 - 07/01/40)
						15,311,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 37.1%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	256,063,289	256,000,000
(Collateralized by U.S. Treasury Securities valued at $261,120,049, 0.38% - 3.63%, due 11/30/26 - 02/15/42)
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	155,038,319	155,000,000
(Collateralized by U.S. Treasury Securities valued at $158,100,016, 0.13% - 4.63%, due 08/15/25 - 11/15/52)
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
13

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	139,034,364	139,000,000
(Collateralized by U.S. Treasury Securities valued at $141,815,133, 0.63% - 4.50%, due 09/30/25 - 11/15/54)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	20,663,331	20,658,224
(Collateralized by U.S. Treasury Securities valued at $21,076,671, 2.75% - 4.00%, due 08/15/32 - 11/15/52)
BNP PARIBAS SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	310,076,639	310,000,000
(Collateralized by U.S. Treasury Securities valued at $316,278,195, 0.00% - 6.88%, due 01/07/25 - 08/15/33)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	542,133,994	542,000,000
(Collateralized by U.S. Treasury Securities valued at $552,840,058, 0.63% - 4.88%, due 01/15/26 - 11/15/53)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/19/24, repurchase date 01/30/25		4.31%		01/07/25	1,604,641,830	1,601,000,000
(Collateralized by U.S. Treasury Securities valued at $1,633,020,000, 0.00% - 4.88%, due 01/31/25 - 05/15/54)
Issued 12/23/24, repurchase date 01/23/25		4.31%		01/07/25	36,064,650	36,000,000
(Collateralized by U.S. Treasury Securities valued at $36,720,005, 0.13% - 5.00%, due 10/31/25 - 05/15/48)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	915,226,208	915,000,000
(Collateralized by U.S. Treasury Securities valued at $933,300,084, 2.63% - 4.38%, due 10/15/27 - 03/31/30)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	2,806,464,404	2,804,000,000
(Collateralized by U.S. Treasury Securities valued at $2,860,080,025, 1.75% - 5.38%, due 02/15/31 - 08/15/54)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	23,005,686	23,000,000
(Collateralized by U.S. Treasury Securities valued at $23,465,820, 1.50%, due 08/15/26)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	31,007,664	31,000,000
(Collateralized by U.S. Treasury Securities valued at $31,627,819, 1.25%, due 12/31/26)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	77,019,036	77,000,000
(Collateralized by U.S. Treasury Securities valued at $78,540,048, 0.13% - 4.52%, due 01/31/26 - 02/15/51)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.25%		01/02/25	8,400,983,097	8,399,000,000
(Collateralized by U.S. Treasury Securities valued at $8,400,983,138, 2.75% - 3.00%, due 08/15/42 - 05/15/45)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	2,043,505,075	2,043,000,000
(Collateralized by U.S. Treasury Securities valued at $2,083,860,056, 2.88% - 4.63%, due 04/15/29 - 05/15/52)
See financial notes
14
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,627,403,134	1,627,000,000
(Collateralized by U.S. Treasury Securities valued at $1,659,540,139, 0.13% - 4.63%, due 04/30/30 - 01/15/31)
GOLDMAN SACHS & CO LLC
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	769,675,866	769,000,000
(Collateralized by U.S. Treasury Securities valued at $784,380,040, 0.75% - 4.63%, due 04/30/26 - 02/15/44)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	676,594,129	676,000,000
(Collateralized by U.S. Treasury Securities valued at $689,520,030, 2.50% - 4.38%, due 02/28/26 - 11/15/34)
Issued 12/30/24, repurchase date 01/06/25		4.35%		01/06/25	392,331,567	392,000,000
(Collateralized by U.S. Treasury Securities valued at $399,840,068, 1.25% - 4.00%, due 11/30/26 - 11/15/46)
Issued 12/31/24, repurchase date 01/07/25		4.42%		01/07/25	2,533,175,254	2,531,000,000
(Collateralized by U.S. Treasury Securities valued at $2,581,620,047, 0.00% - 4.25%, due 11/28/25 - 11/15/52)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,627,402,231	1,627,000,000
(Collateralized by U.S. Treasury Securities valued at $1,659,540,010, 0.25% - 5.50%, due 01/15/25 - 11/15/29)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,937,478,869	1,937,000,000
(Collateralized by U.S. Treasury Securities valued at $1,975,740,006, 0.25% - 6.38%, due 06/30/25 - 02/28/31)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	271,066,997	271,000,000
(Collateralized by U.S. Treasury Securities valued at $276,420,037, 0.38% - 4.63%, due 03/31/25 - 11/15/51)
RBC DOMINION SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	92,022,744	92,000,000
(Collateralized by U.S. Treasury Securities valued at $93,863,200, 0.00% - 6.38%, due 04/22/25 - 11/15/54)
Issued 12/09/24, repurchase date 01/08/25		4.51%		01/07/25	486,762,032	485,000,000
(Collateralized by U.S. Treasury Securities valued at $496,559,249, 0.13% - 4.88%, due 09/30/25 - 11/15/54)
						27,758,658,224
Total Repurchase Agreements (Cost $43,069,658,224)						43,069,658,224
Total Investments in Securities (Cost $74,608,262,636)						74,608,262,636

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
15

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
16
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$31,538,604,412
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		43,069,658,224
Receivables:
Fund shares sold		649,620,768
Interest		184,087,598
Prepaid expenses	+	1,011,072
Total assets		75,442,982,074

Liabilities
Payables:
Investments bought		310,812,625
Fund shares redeemed		247,735,328
Distributions to shareholders		71,373,467
Investment adviser and administrator fees		10,329,563
Shareholder service fees		1,510,110
Independent trustees’ fees		303
Due to custodian		57
Accrued expenses	+	3,411,096
Total liabilities		645,172,549
Net assets		$74,797,809,525

Net Assets by Source
Capital received from investors		$74,797,855,869
Total distributable loss	+	(46,344)
Net assets		$74,797,809,525

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$20,321,622,908		20,321,777,973		$1.00
Investor Shares	$28,152,246,226		28,152,547,010		$1.00
Ultra Shares	$26,323,940,391		26,324,388,164		$1.00

See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
17

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$3,366,497,934
Other Interest	+	2,659
Total investment income		3,366,500,593

Expenses
Investment adviser and administrator fees		123,402,973
Shareholder service fees:
Sweep Shares		48,766,655
Investor Shares		37,448,517
Registration fees		4,774,839
Shareholder reports		721,349
Portfolio accounting fees		473,594
Custodian fees		438,761
Professional fees		146,008
Independent trustees’ fees		97,636
Transfer agent fees		2,189
Other expenses	+	309,972
Total expenses		216,582,493
Expense reduction	–	6,964,348
Net expenses	–	209,618,145
Net investment income		3,156,882,448
Increase in net assets resulting from operations		$3,156,882,448
See financial notes
18
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$3,156,882,448	$2,239,973,807
Net realized gains	+	—	349,329
Increase in net assets from operations		$3,156,882,448	$2,240,323,136

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($927,966,104 )	($785,936,406 )
Investor Shares		(1,210,655,971)	(819,769,408)
Ultra Shares	+	(1,018,306,981)	(634,530,135)
Total distributions		($3,156,929,056 )	($2,240,235,949 )

TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Sweep Shares		21,209,423,861	13,219,725,414
Investor Shares		42,464,021,485	38,597,658,017
Ultra Shares	+	38,403,916,158	24,999,891,396
Total shares sold		102,077,361,504	76,817,274,827
Shares Reinvested
Sweep Shares		927,952,937	785,850,086
Investor Shares		858,290,525	562,813,929
Ultra Shares	+	847,095,118	523,896,242
Total shares reinvested		2,633,338,580	1,872,560,257
Shares Redeemed
Sweep Shares		(20,080,939,760)	(16,198,762,185)
Investor Shares		(36,815,671,952)	(28,337,750,712)
Ultra Shares	+	(29,128,788,221)	(17,958,245,191)
Total shares redeemed		(86,025,399,933)	(62,494,758,088)
Net transactions in fund shares		18,685,300,151	16,195,076,996

NET ASSETS
Beginning of period		$56,112,555,982	$39,917,391,799
Total increase	+	18,685,253,543	16,195,164,183
End of period		$74,797,809,525	$56,112,555,982

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]
Effective at the open of business on September 9, 2024, all the assets and liabilities of the Schwab Variable Share Price Money Fund totaling a net value of $5,094,839,214 were transferred to the Schwab Government Money Fund. This included the Schwab Government Money Fund, Ultra Shares class issuing $5,094,839,214 in shares to the
Schwab Variable Share Price Money Fund, Ultra Shares class shareholders (see financial note 7).

See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
19

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.97%	4.72%	1.26%	0.02%[3]	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.28%[4,5]	0.05%[5]	0.23%[5,6]
Total expenses	0.35%	0.36%	0.35%[4]	0.35%	0.45%
Net investment income (loss)	4.84%	4.71%	1.26%	0.02%	0.15%
Net assets, end of period (x 1,000,000)	$35,547	$23,422	$7,959	$7,468	$11,297

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
20
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.13%	4.87%	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.17%[7,8]	0.05%[8]	0.12%[8,9]
Total expenses	0.20%	0.21%	0.20%[7]	0.20%	0.21%[9]
Net investment income (loss)	4.98%	4.89%	1.58%	0.02%	0.01%[9]
Net assets, end of period (x 1,000,000)	$49,370	$29,519	$6,176	$3,850	$2,260

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[9]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
21

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 102.8% OF NET ASSETS
UNITED STATES TREASURY
		4.48%		01/02/25	2,922,505,000	2,922,505,000
		4.24%		01/07/25	350,000,000	349,794,375
		4.25%		01/07/25	1,000,000,000	999,411,111
		4.41%		01/07/25	150,000,000	149,908,417
		4.42%		01/07/25	1,050,000,000	1,049,358,309
		4.50%		01/07/25	2,100,000,000	2,098,695,942
		4.51%		01/07/25	1,373,000,000	1,372,146,383
		4.52%		01/07/25	500,000,000	499,688,195
		4.16%		01/09/25	600,000,000	599,515,371
		4.17%		01/09/25	500,000,000	499,595,556
		4.21%		01/09/25	379,756,000	379,445,139
		4.23%		01/09/25	840,000,000	839,309,862
		4.39%		01/09/25	55,000,000	54,953,265
		4.40%		01/09/25	200,000,000	199,829,472
		4.42%		01/09/25	90,000,000	89,923,061
		4.48%		01/09/25	600,000,000	599,479,667
		4.49%		01/09/25	150,000,000	149,869,756
		4.55%		01/09/25	200,000,000	199,824,144
		4.58%		01/09/25	200,000,000	199,823,931
		4.20%		01/14/25	350,000,000	349,510,525
		4.22%		01/14/25	350,000,000	349,509,067
		4.23%		01/14/25	250,000,000	249,648,458
		4.29%		01/14/25	1,000,000,000	998,573,333
		4.30%		01/14/25	350,000,000	349,500,550
		4.44%		01/14/25	200,000,000	199,705,967
		4.49%		01/14/25	1,200,000,000	1,198,216,466
		1.13%		01/15/25	327,100,000	326,689,802
		4.17%		01/16/25	200,000,000	199,676,056
		4.22%		01/16/25	700,000,000	698,852,380
		4.35%		01/16/25	20,092,000	20,058,167
		4.37%		01/16/25	225,000,000	224,619,375
		4.38%		01/16/25	54,701,000	54,608,379
		4.42%		01/16/25	550,000,000	549,059,472
		4.47%		01/16/25	350,000,000	349,394,306
		4.48%		01/16/25	350,000,000	349,393,625
		4.56%		01/16/25	700,000,000	698,772,958
		4.57%		01/16/25	150,000,000	149,736,187
		4.58%		01/16/25	6,957,000	6,944,758
		5.12%		01/16/25	98,601,000	98,409,682
		4.23%		01/21/25	350,000,000	349,220,472
See financial notes
22
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.24%		01/21/25	2,342,000,000	2,336,774,076
		4.25%		01/21/25	1,200,806,000	1,198,122,032
		4.26%		01/21/25	700,000,000	698,429,769
		4.27%		01/21/25	533,240,000	532,047,853
		4.45%		01/21/25	350,000,000	349,183,990
		4.46%		01/21/25	1,350,000,000	1,346,846,819
		4.49%		01/21/25	2,150,000,000	2,144,938,030
		4.50%		01/21/25	700,000,000	698,348,583
		4.51%		01/21/25	250,000,000	249,409,549
		4.58%		01/21/25	350,000,000	349,167,365
		4.24%		01/23/25	1,200,001,000	1,197,039,998
		4.25%		01/23/25	59,799,000	59,651,324
		4.33%		01/23/25	150,000,000	149,623,269
		4.34%		01/23/25	350,000,000	349,118,408
		4.35%		01/23/25	700,000,000	698,231,814
		4.56%		01/23/25	1,000,000,000	997,369,925
		4.78%		01/23/25	150,000,000	149,600,737
		4.26%		01/28/25	350,000,000	348,926,579
		4.27%		01/28/25	1,200,000,000	1,196,308,000
		4.28%		01/28/25	3,050,000,000	3,040,599,737
		4.29%		01/28/25	350,000,000	348,920,007
		4.48%		01/28/25	630,000,000	627,974,214
		4.49%		01/28/25	2,250,000,000	2,242,755,280
		4.50%		01/28/25	1,700,000,000	1,694,514,110
		4.51%		01/28/25	350,000,000	348,868,567
		4.52%		01/28/25	350,000,000	348,866,165
		4.26%		01/30/25	1,050,000,000	1,046,537,333
		1.38%		01/31/25	168,800,000	168,330,248
		2.50%		01/31/25	112,400,000	112,184,897
(3 mo. US TBILL + 0.20%)	(a)	4.48%	01/02/25	01/31/25	1,238,400,000	1,238,467,046
		4.34%		02/04/25	150,000,000	149,406,619
		4.39%		02/04/25	1,050,000,000	1,045,803,500
		4.40%		02/04/25	950,000,000	946,194,458
		4.28%		02/06/25	1,350,000,000	1,344,409,042
		4.48%		02/06/25	490,000,000	487,889,597
		4.28%		02/11/25	350,000,000	348,346,833
		4.29%		02/11/25	1,700,000,000	1,691,950,997
		4.30%		02/11/25	1,050,000,000	1,045,018,139
		4.49%		02/11/25	350,000,000	348,279,167
		4.50%		02/11/25	700,000,000	696,548,611
		4.51%		02/11/25	200,000,000	199,013,333
		4.26%		02/13/25	1,050,000,000	1,044,807,633
		4.27%		02/13/25	500,000,000	497,520,833
		4.28%		02/13/25	850,000,000	845,780,050
		4.43%		02/13/25	100,000,000	99,488,417
		4.26%		02/18/25	500,000,000	497,235,486
		4.50%		02/18/25	350,000,000	347,974,365
		4.21%		02/25/25	350,000,000	347,802,875
		4.24%		02/25/25	500,000,000	496,838,749
		4.25%		02/25/25	700,000,000	695,569,000
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
23

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.51%		02/25/25	1,050,000,000	1,043,001,487
		4.44%		02/27/25	414,000,000	411,172,594
		4.46%		02/27/25	850,000,000	844,163,478
		1.13%		02/28/25	154,800,000	153,871,936
		4.63%		02/28/25	510,000,000	510,229,966
		4.44%		03/04/25	350,000,000	347,402,120
		4.45%		03/04/25	350,000,000	347,399,451
		4.46%		03/04/25	350,000,000	347,393,521
		4.44%		03/11/25	1,700,000,000	1,685,934,673
		4.35%		03/13/25	650,000,000	644,566,639
		4.37%		03/13/25	700,000,000	694,114,896
		4.42%		03/18/25	350,000,000	346,820,469
		4.44%		03/18/25	250,000,000	247,717,969
		4.45%		03/18/25	60,000,000	59,451,812
		4.51%		03/20/25	250,000,000	247,644,549
		4.44%		03/25/25	650,000,000	643,520,861
		4.45%		03/25/25	350,000,000	346,504,181
		4.37%		04/08/25	800,000,000	790,807,733
		4.38%		04/08/25	750,000,000	741,369,667
		4.29%		04/15/25	350,000,000	345,766,628
		4.32%		04/15/25	450,000,000	444,515,250
		4.37%		04/17/25	450,000,000	444,393,364
		4.39%		04/17/25	45,000,000	44,435,953
		0.38%		04/30/25	84,000,000	82,841,180
		3.88%		04/30/25	386,400,000	385,045,820
(3 mo. US TBILL + 0.17%)	(a)	4.44%	01/02/25	04/30/25	1,195,900,000	1,196,033,846
		4.36%		05/08/25	250,000,000	246,266,812
		2.13%		05/15/25	568,700,000	562,792,693
		2.75%		05/15/25	285,700,000	283,431,029
		0.25%		05/31/25	56,200,000	55,165,422
		0.25%		06/30/25	352,400,000	345,599,430
		0.25%		07/31/25	89,600,000	87,705,268
(3 mo. US TBILL + 0.13%)	(a)	4.40%	01/02/25	07/31/25	2,703,600,000	2,703,460,137
		4.75%		07/31/25	166,300,000	166,535,829
		4.46%		08/07/25	500,000,000	487,145,312
		2.00%		08/15/25	743,900,000	733,614,752
		3.13%		08/15/25	51,200,000	50,923,926
		4.35%		09/04/25	41,700,000	40,516,589
		3.50%		09/15/25	89,900,000	89,524,873
		0.25%		09/30/25	343,500,000	333,660,276
		5.00%		09/30/25	296,800,000	298,272,307
		4.25%		10/15/25	447,150,000	447,428,033
		0.25%		10/31/25	430,500,000	416,460,107
(3 mo. US TBILL + 0.17%)	(a)	4.45%	01/02/25	10/31/25	1,229,500,000	1,229,347,257
		5.00%		10/31/25	266,000,000	267,533,672
		2.25%		11/15/25	529,700,000	520,228,596
		0.38%		11/30/25	328,000,000	316,745,923
		4.88%		11/30/25	348,700,000	350,338,855
		4.00%		12/15/25	91,900,000	91,614,394
		0.38%		12/31/25	474,200,000	456,431,137
See financial notes
24
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.63%		12/31/25	191,800,000	188,734,750
		4.25%		12/31/25	262,600,000	262,614,715
		3.88%		01/15/26	115,600,000	115,156,041
(3 mo. US TBILL + 0.25%)	(a)	4.52%	01/02/25	01/31/26	1,082,000,000	1,083,182,442
(3 mo. US TBILL + 0.15%)	(a)	4.43%	01/02/25	04/30/26	549,200,000	549,041,790
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/02/25	07/31/26	565,100,000	564,772,179
(3 mo. US TBILL + 0.21%)	(a)	4.48%	01/02/25	10/31/26	54,700,000	54,756,224
Total U.S. Treasury Debt (Cost $87,261,331,182)						87,261,331,182
Total Investments in Securities (Cost $87,261,331,182)						87,261,331,182

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
25

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$87,261,331,182
Cash		344
Receivables:
Fund shares sold		896,668,148
Interest		113,939,896
Prepaid expenses	+	706,429
Total assets		88,272,645,999

Liabilities
Payables:
Investments bought		2,876,597,532
Fund shares redeemed		376,731,336
Distributions to shareholders		86,636,665
Investment adviser and administrator fees		11,058,250
Shareholder service fees		858,239
Independent trustees’ fees		359
Accrued expenses	+	4,291,724
Total liabilities		3,356,174,105
Net assets		$84,916,471,894

Net Assets by Source
Capital received from investors		$84,916,471,894
Net assets		$84,916,471,894

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$35,546,528,193		35,545,989,906		$1.00
Ultra Shares	$49,369,943,701		49,369,451,090		$1.00

See financial notes
26
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$3,499,220,030

Expenses
Investment adviser and administrator fees		128,585,410
Shareholder service fees:
Investor Shares		44,101,897
Registration fees		6,215,955
Portfolio accounting fees		438,897
Custodian fees		380,235
Shareholder reports		297,010
Professional fees		111,970
Independent trustees’ fees		96,805
Transfer agent fees		1,348
Other expenses	+	299,751
Total expenses		180,529,278
Expense reduction	–	7,841,971
Net expenses	–	172,687,307
Net investment income		3,326,532,723

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		235,212
Increase in net assets resulting from operations		$3,326,767,935
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
27

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$3,326,532,723	$1,694,812,518
Net realized gains	+	235,212	220,207
Increase in net assets from operations		$3,326,767,935	$1,695,032,725

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,421,784,791 )	($764,383,343 )
Ultra Shares	+	(1,904,949,117)	(930,566,155)
Total distributions		($3,326,733,908 )	($1,694,949,498 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		53,416,155,560	42,384,480,840
Ultra Shares	+	81,811,729,811	62,289,160,425
Total shares sold		135,227,885,371	104,673,641,265
Shares Reinvested
Investor Shares		985,660,038	504,836,271
Ultra Shares	+	1,433,613,125	688,307,103
Total shares reinvested		2,419,273,163	1,193,143,374
Shares Redeemed
Investor Shares		(42,277,708,040)	(27,426,026,528)
Ultra Shares	+	(63,394,707,061)	(39,634,617,135)
Total shares redeemed		(105,672,415,101)	(67,060,643,663)
Net transactions in fund shares		31,974,743,433	38,806,140,976

NET ASSETS
Beginning of period		$52,941,694,434	$14,135,470,231
Total increase	+	31,974,777,460	38,806,224,203
End of period		$84,916,471,894	$52,941,694,434

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
28
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.96%	4.85%	1.40%	0.01%	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.30%[3,4]	0.06%[4]	0.30%[4,5]
Total expenses	0.35%	0.36%	0.35%[3]	0.35%	0.46%
Net investment income (loss)	4.85%	4.81%	1.92%	0.01%	0.27%
Net assets, end of period (x 1,000,000)	$36,001	$35,243	$15,372	$5,632	$7,573

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
29

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.12%	5.00%	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.18%[6,7]	0.06%[7]	0.16%[7,8]
Total expenses	0.20%	0.21%	0.20%[6]	0.20%	0.21%[8]
Net investment income (loss)	5.00%	4.94%	2.53%	0.01%	0.01%[8]
Net assets, end of period (x 1,000,000)	$33,772	$33,877	$17,073	$2,244	$1,754

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Annualized.
See financial notes
30
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 33.3% OF NET ASSETS
UNITED STATES TREASURY
		1.13%		01/15/25	222,900,000	222,620,149
		1.38%		01/31/25	631,200,000	629,395,585
		2.50%		01/31/25	137,600,000	137,336,671
		4.13%		01/31/25	668,782,000	668,265,662
(3 mo. US TBILL + 0.20%)	(a)	4.48%	01/02/25	01/31/25	1,538,855,000	1,538,953,213
		1.13%		02/28/25	258,300,000	256,749,372
		2.75%		02/28/25	645,000,000	642,705,772
		4.63%		02/28/25	55,000,000	54,971,871
		1.75%		03/15/25	100,000,000	99,370,128
		0.38%		04/30/25	798,654,000	787,056,221
		2.88%		04/30/25	435,000,000	432,074,013
		3.88%		04/30/25	1,111,500,000	1,108,052,534
(3 mo. US TBILL + 0.17%)	(a)	4.44%	01/02/25	04/30/25	1,800,800,000	1,801,054,585
		2.13%		05/15/25	1,221,900,000	1,209,009,288
		2.75%		05/15/25	534,100,000	529,728,247
		0.25%		05/31/25	55,500,000	54,477,629
		0.25%		06/30/25	337,600,000	331,083,383
		4.63%		06/30/25	425,000,000	425,237,302
		0.25%		07/31/25	85,400,000	83,594,083
(3 mo. US TBILL + 0.13%)	(a)	4.40%	01/02/25	07/31/25	2,970,500,000	2,970,303,217
		4.75%		07/31/25	512,200,000	513,001,256
		2.00%		08/15/25	409,700,000	404,171,151
		3.13%		08/15/25	398,800,000	395,791,466
		4.35%		09/04/25	24,900,000	24,193,359
		3.50%		09/15/25	85,100,000	84,744,902
		0.25%		09/30/25	427,700,000	415,430,633
		5.00%		09/30/25	253,600,000	254,855,079
		4.25%		10/15/25	302,900,000	303,057,778
		0.25%		10/31/25	487,800,000	471,898,732
(3 mo. US TBILL + 0.17%)	(a)	4.45%	01/02/25	10/31/25	1,543,469,000	1,543,331,537
		5.00%		10/31/25	359,000,000	361,161,334
		2.25%		11/15/25	45,100,000	44,331,358
		0.38%		11/30/25	270,500,000	261,218,788
		4.88%		11/30/25	301,300,000	302,715,925
		4.00%		12/15/25	908,100,000	905,000,100
		0.38%		12/31/25	392,500,000	377,792,236
		2.63%		12/31/25	158,700,000	156,163,653
		4.25%		12/31/25	216,700,000	216,711,884
		3.88%		01/15/26	95,800,000	95,432,072
(3 mo. US TBILL + 0.25%)	(a)	4.52%	01/02/25	01/31/26	1,044,700,000	1,045,722,118
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
31

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.15%)	(a)	4.43%	01/02/25	04/30/26	490,900,000	490,780,372
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/02/25	07/31/26	543,500,000	543,189,590
(3 mo. US TBILL + 0.21%)	(a)	4.48%	01/02/25	10/31/26	45,300,000	45,346,562
Total U.S. Treasury Debt (Cost $23,238,080,810)						23,238,080,810

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 65.7% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 65.7%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	237,058,592	237,000,000
(Collateralized by U.S. Treasury Securities valued at $241,740,052, 0.13% - 4.88%, due 04/30/26 - 02/15/42)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	996,857,943	996,000,000
(Collateralized by U.S. Treasury Securities valued at $1,015,920,003, 0.13% - 4.88%, due 05/31/25 - 08/15/54)
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	143,035,353	143,000,000
(Collateralized by U.S. Treasury Securities valued at $145,860,031, 4.63%, due 05/15/44)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	129,031,892	129,000,000
(Collateralized by U.S. Treasury Securities valued at $131,612,577, 0.25% - 4.50%, due 01/15/25 - 11/15/48)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	17,010,367	17,006,163
(Collateralized by U.S. Treasury Securities valued at $17,350,639, 3.75%, due 11/15/43)
BNP PARIBAS SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	287,070,953	287,000,000
(Collateralized by U.S. Treasury Securities valued at $292,812,428, 0.25% - 4.50%, due 05/15/26 - 11/15/54)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	502,124,106	502,000,000
(Collateralized by U.S. Treasury Securities valued at $512,040,024, 0.25% - 4.48%, due 01/15/25 - 02/15/42)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/19/24, repurchase date 01/30/25		4.31%		01/07/25	4,009,098,889	4,000,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,000,031, 0.00% - 4.88%, due 01/09/25 - 05/15/54)
Issued 12/23/24, repurchase date 01/23/25		4.31%		01/07/25	33,059,263	33,000,000
(Collateralized by U.S. Treasury Securities valued at $33,660,000, 0.13% - 4.63%, due 01/15/26 - 02/15/54)
Issued 12/27/24, repurchase date 02/26/25		4.31%		01/07/25	425,559,701	425,000,000
(Collateralized by U.S. Treasury Securities valued at $433,500,000, 0.13% - 4.88%, due 02/28/25 - 05/15/54)
See financial notes
32
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	2,000,494,444	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000,093, 3.50% - 4.63%, due 12/31/26 - 09/30/29)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	2,607,289,506	2,605,000,000
(Collateralized by U.S. Treasury Securities valued at $2,657,100,103, 0.75% - 7.63%, due 01/15/25 - 11/15/54)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	22,005,439	22,000,000
(Collateralized by U.S. Treasury Securities valued at $22,445,592, 1.50%, due 08/15/26)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	29,007,169	29,000,000
(Collateralized by U.S. Treasury Securities valued at $29,587,380, 1.50%, due 08/15/26)
Issued 12/27/24, repurchase date 01/03/25		4.40%		01/03/25	200,171,111	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,174,576, 1.25%, due 11/30/26)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	1,472,247,081	1,471,000,000
(Collateralized by U.S. Treasury Securities valued at $1,501,692,034, 1.13% - 4.50%, due 08/15/39 - 11/15/54)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	996,844,387	996,000,000
(Collateralized by U.S. Treasury Securities valued at $1,016,781,328, 1.13% - 4.63%, due 08/15/40 - 05/15/54)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	72,017,800	72,000,000
(Collateralized by U.S. Treasury Securities valued at $73,440,001, 1.25% - 4.88%, due 11/30/25 - 05/15/50)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.25%		01/02/25	8,090,909,903	8,089,000,000
(Collateralized by U.S. Treasury Securities valued at $8,090,909,974, 2.75%, due 08/15/42)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,890,467,250	1,890,000,000
(Collateralized by U.S. Treasury Securities valued at $1,927,800,074, 4.13% - 4.38%, due 02/15/27 - 05/15/40)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,505,372,906	1,505,000,000
(Collateralized by U.S. Treasury Securities valued at $1,535,100,087, 1.38% - 4.38%, due 07/15/33 - 05/15/42)
GOLDMAN SACHS & CO LLC
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	718,631,042	718,000,000
(Collateralized by U.S. Treasury Securities valued at $732,360,007, 0.13% - 3.00%, due 04/15/25 - 05/15/47)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	4,003,515,556	4,000,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,000,010, 0.00% - 7.63%, due 02/15/25 - 05/15/53)
Issued 12/30/24, repurchase date 01/06/25		4.35%		01/06/25	232,196,233	232,000,000
(Collateralized by U.S. Treasury Securities valued at $236,640,051, 4.50%, due 12/31/31)
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
33

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	2,962,509,422	2,960,000,000
(Collateralized by U.S. Treasury Securities valued at $3,019,200,044, 0.13% - 6.00%, due 10/31/25 - 08/15/43)
Issued 12/31/24, repurchase date 01/07/25		4.42%		01/07/25	2,402,062,667	2,400,000,000
(Collateralized by U.S. Treasury Securities valued at $2,448,000,075, 0.13% - 6.13%, due 01/15/25 - 05/15/53)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,505,372,069	1,505,000,000
(Collateralized by U.S. Treasury Securities valued at $1,535,100,014, 0.00% - 6.13%, due 01/15/25 - 08/15/29)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,792,443,022	1,792,000,000
(Collateralized by U.S. Treasury Securities valued at $1,827,840,055, 0.00% - 4.25%, due 01/09/25 - 02/15/52)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	251,062,053	251,000,000
(Collateralized by U.S. Treasury Securities valued at $256,020,004, 0.25% - 5.38%, due 01/31/25 - 08/15/51)
Issued 12/19/24, repurchase date 01/30/25		4.35%		01/30/25	502,537,500	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,029, 0.25% - 5.50%, due 01/15/25 - 02/15/54)
RBC DOMINION SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	86,021,261	86,000,000
(Collateralized by U.S. Treasury Securities valued at $87,741,690, 0.13% - 4.63%, due 10/15/25 - 02/15/51)
Issued 12/20/24, repurchase date 01/30/25		4.30%		01/07/25	3,256,987,500	3,250,000,000
(Collateralized by U.S. Treasury Securities valued at $3,331,234,328, 0.00% - 4.88%, due 03/13/25 - 11/15/54)
Issued 12/09/24, repurchase date 01/08/25		4.51%		01/07/25	1,505,449,583	1,500,000,000
(Collateralized by U.S. Treasury Securities valued at $1,535,750,250, 0.13% - 4.63%, due 11/30/25 - 08/15/54)
Issued 12/03/24, repurchase date 01/07/25		4.56%		01/07/25	1,004,433,333	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,024,522,002, 0.00% - 4.63%, due 01/14/25 - 02/15/54)
						45,842,006,163
Total Repurchase Agreements (Cost $45,842,006,163)						45,842,006,163
Total Investments in Securities (Cost $69,080,086,973)						69,080,086,973

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
34
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$23,238,080,810
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		45,842,006,163
Receivables:
Fund shares sold		992,335,012
Interest		191,284,608
Prepaid expenses	+	653,873
Total assets		70,264,360,466

Liabilities
Payables:
Fund shares redeemed		286,949,552
Investments bought		115,950,116
Distributions to shareholders		75,503,168
Investment adviser and administrator fees		10,687,078
Shareholder service fees		884,900
Independent trustees’ fees		341
Accrued expenses	+	1,602,932
Total liabilities		491,578,087
Net assets		$69,772,782,379

Net Assets by Source
Capital received from investors		$69,772,821,348
Total distributable loss	+	(38,969)
Net assets		$69,772,782,379

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$36,001,148,489		36,001,064,287		$1.00
Ultra Shares	$33,771,633,890		33,771,569,893		$1.00

See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
35

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$3,539,308,237

Expenses
Investment adviser and administrator fees		129,568,589
Shareholder service fees:
Investor Shares		53,152,259
Registration fees		2,849,492
Portfolio accounting fees		455,778
Custodian fees		438,034
Shareholder reports		359,589
Professional fees		134,804
Independent trustees’ fees		104,441
Transfer agent fees		1,353
Other expenses	+	386,977
Total expenses		187,451,316
Expense reduction	–	4,730,468
Net expenses	–	182,720,848
Net investment income		3,356,587,389

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		2,403
Increase in net assets resulting from operations		$3,356,589,792
See financial notes
36
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$3,356,587,389	$2,918,823,719
Net realized gains	+	2,403	486,626
Increase in net assets from operations		$3,356,589,792	$2,919,310,345

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,718,638,426 )	($1,427,985,472 )
Ultra Shares	+	(1,637,990,988)	(1,491,187,911)
Total distributions		($3,356,629,414 )	($2,919,173,383 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		53,742,074,789	70,703,934,296
Ultra Shares	+	52,176,367,624	75,988,590,865
Total shares sold		105,918,442,413	146,692,525,161
Shares Reinvested
Investor Shares		1,157,516,037	916,874,688
Ultra Shares	+	1,199,805,657	1,062,375,331
Total shares reinvested		2,357,321,694	1,979,250,019
Shares Redeemed
Investor Shares		(54,141,891,654)	(51,749,759,603)
Ultra Shares	+	(53,481,797,303)	(60,246,976,220)
Total shares redeemed		(107,623,688,957)	(111,996,735,823)
Net transactions in fund shares		652,075,150	36,675,039,357

NET ASSETS
Beginning of period		$69,120,746,851	$32,445,570,532
Total increase	+	652,035,528	36,675,176,319
End of period		$69,772,782,379	$69,120,746,851

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Annual Holdings and Financial Statements
37

Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company.  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Government Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and  obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
The Schwab U.S. Treasury Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government.
The Schwab Treasury Obligations Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective
38
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Government Money Funds | Annual Holdings and Financial Statements
39

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, each of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2024, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$43,069,658,224
Schwab Treasury Obligations Money Fund	45,842,006,163
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
40
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Schwab Government Money Funds | Annual Holdings and Financial Statements
41

Schwab Government Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
42
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the Schwab Government Money Fund, Ultra Shares that are owned by other funds in the Fund Complex as of December 31, 2024:
Schwab Balanced Fund	0.1%
Schwab MarketTrack Balanced Portfolio	0.1%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.1%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.0%*
Schwab Target 2025 Fund	0.0%*
Schwab Target 2030 Fund	0.0%*
Schwab Target 2035 Fund	0.0%*
Schwab Target 2040 Fund	0.0%*
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.0%*
Schwab VIT Growth Portfolio	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2024, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Schwab Government Money Funds | Annual Holdings and Financial Statements
43

Schwab Government Money Funds
Financial Notes (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the funds’ investments were as follows:
	TAX COST	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Government Money Fund	$74,608,308,980	($46,344 )	($46,344 )
Schwab U.S. Treasury Money Fund	87,261,331,182	—	—
Schwab Treasury Obligations Money Fund	69,080,125,942	(38,969)	(38,969)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab Government Money Fund	($46,344 )	($46,344 )
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	(38,969)	(38,969)
For the fiscal year ended December 31, 2024, the Schwab Government Money Fund had capital loss carryforwards utilized of $3,662 (see financial note 7 for additional information).
44
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes (continued)

6. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Government Money Fund	$3,156,929,056	$2,240,235,949
Schwab U.S. Treasury Money Fund	3,326,733,908	1,694,949,498
Schwab Treasury Obligations Money Fund	3,356,629,414	2,919,173,383
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

7. Reorganization:
Effective at the open of business on September 9, 2024, the Schwab Variable Share Price Money Fund (Acquired Fund) reorganized into the Schwab Government Money Fund (Surviving Fund) pursuant to the terms of the Agreement and Plan of Reorganization (the Plan of Reorganization). Under the Plan of Reorganization all of the assets and liabilities of the Acquired Fund were transferred to the Surviving Fund in exchange for shares of the Acquired Fund (the Reorganization). The Reorganization qualified as a tax-free exchange for federal income tax purposes and shareholder approval was not required.
The Reorganization was due to the SEC adopting amendments in July 2023 to Rule 2a-7, the primary rule under the 1940 Act, governing money market funds, which required the Schwab Variable Share Price Money Fund to adopt procedures to implement mandatory liquidity fees by October 2, 2024. The Reorganization was intended to reduce operational complexities due to mandatory liquidity fee requirement for variable NAV funds, both funds operate as money market funds and pursue a substantially similar investment objective, and the Reorganization could potentially have future economies of scale.
Schwab Government Money Funds | Annual Holdings and Financial Statements
45

Schwab Government Money Funds
Financial Notes (continued)

7. Reorganization (continued):
The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the Reorganization.
	BEFORE REORGANIZATION		ADJUSTMENT	AFTER REORGANIZATION
	Acquired Fund	Surviving Fund		Combined Surviving Fund
Sweep Shares
Net Assets	N/A	20,308,845,413	(334,271)[1]	20,308,511,142
Shares Outstanding	N/A	20,308,655,045	N/A	20,308,655,045
Net Assets Value Per Share	N/A	$1.00	N/A	$1.00

Investor Shares
Net Asset	N/A	$26,454,326,984	($436,052 )[1]	$26,453,890,932
Shares Outstanding	N/A	26,454,176,276	N/A	26,454,176,276
Net Asset Value Per Share	N/A	$1.00		$1.00

Ultra Shares
Net Assets	$5,094,839,214	$20,620,751,780	($423,004 )[1]	$25,715,167,990
Shares Outstanding	5,092,293,067	20,620,737,954	2,546,147 [2]	25,715,577,168
Net Asset Value Per Share	$1.0005	$1.00		$1.00

Net Unrealized Appreciation (Depreciation)	$1,193,327 [1]		($1,193,327 )[1]	—
Value of Investments	$4,989,593,379	$67,510,750,050	($1,193,327 )[1]	$72,499,150,102
Cost of Investments	$4,988,400,052	$67,510,750,050		$72,499,150,102

[1]
Valuation method adjustment. The Acquired Fund computed its NAV using the fair value of its investments and rounded its NAV per share to the fourth decimal place, while the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share.

[2]
Adjustment is the difference between the Acquired Fund’s NAV and the Surviving Fund’s NAV and the resulting share adjustments that were processed to maintain the appropriate fair value of the Acquired Fund at the adjusted NAV.

The investment portfolio of the Acquired Fund, with a value of $4,989,593,379 in investments and a cost basis of $4,988,400,052 on September 6, 2024, was the principal asset acquired by the Surviving Fund. The unrealized gain amount of $1,193,327 is the valuation method adjustment in the above footnote, this amount was reclassified in the Surviving Funds Capital received from investors in the Statement of Assets and Liabilities and the Transaction in Fund Shares in the Statement of Changes in Net Assets. The Surviving Fund acquired capital loss carryovers aggregating $3,662 from the Acquired Fund.
Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Surviving Fund, the combined pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Schwab Government Money Fund
Net investment income (loss)	$3,366,286,654
Net realized gains or losses on sales of securities – unaffiliated issuers	$165,914
Net increase in net assets resulting from operations	$3,366,452,568
Because the Acquired Fund and Surviving Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.
Because each of the combined investment portfolios have been managed as a single integrated portfolio since the date the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Surviving Fund’s Statement of Operations since September 9, 2024.
See Transactions in Fund Shares in the Statement of Changes in Net Assets for the changes in shares outstanding for the Schwab Government Money Fund during the period.
46
Schwab Government Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Funds | Annual Holdings and Financial Statements
47

Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund, (the “Funds”) three of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
48
Schwab Government Money Funds | Annual Holdings and Financial Statements

MFR31360-20
00308798

Annual Holdings and Financial Statements | December 31, 2024
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Municipal Money Fund	2
Schwab AMT Tax-Free Money Fund	55
Financial Notes	86
Report of Independent Registered Public Accounting Firm	92
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.08%	3.05%	0.92%	0.02%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.32%[3,4]	0.11%[4]	0.29%[4,5]
Total expenses	0.35%	0.35%	0.35%[3]	0.35%	0.45%
Net investment income (loss)	3.03%	3.01%	1.07%	0.01%	0.35%
Net assets, end of period (x 1,000,000)	$4,346	$4,003	$2,954	$1,597	$2,041

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.24%	3.21%	1.05%	0.02%	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%[3,4]	0.11%[4]	0.19%[4,5]
Total expenses	0.20%	0.20%	0.20%[3]	0.20%	0.30%
Net investment income (loss)	3.18%	3.14%	1.18%	0.01%	0.45%
Net assets, end of period (x 1,000,000)	$13,210	$12,547	$11,582	$6,405	$9,948

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.8% OF NET ASSETS
ALABAMA 1.3%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/07/25	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/07/25	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.74%		01/07/25	1,255,000	1,255,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (ESCROW)		5.00%		01/02/25	2,000,000	2,000,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	7,490,000	7,490,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023B	(b)(c)(d)	3.65%		01/07/25	7,075,000	7,075,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	5,900,000	5,900,000
Huntsville Health Care Auth
CP		3.17%		01/24/25	13,000,000	13,000,000
CP		3.08%		02/03/25	20,000,000	20,000,000
CP		3.15%		02/12/25	20,000,000	20,000,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.66%		01/07/25	3,820,000	3,820,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	3.70%		01/07/25	36,800,000	36,800,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	3.70%		01/07/25	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	3.70%		01/07/25	47,440,000	47,440,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.15%		01/07/25	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	3.70%		01/07/25	15,000,000	15,000,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	2,700,000	2,700,000
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	3,120,000	3,120,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	2,500,000	2,500,000
						231,825,000
ALASKA 0.1%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	3.80%		01/02/25	10,915,000	10,915,000
Refunding RB (ExxonMobil) Series 1993B	(a)	3.80%		01/02/25	3,195,000	3,195,000
Refunding RB (ExxonMobil) Series 2001	(a)	3.80%		01/02/25	1,630,000	1,630,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	3.80%		01/02/25	8,415,000	8,415,000
						24,155,000
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015A		5.00%		01/02/25	295,000	295,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)	4.05%		01/02/25	3,765,000	3,765,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.82%		01/07/25	28,575,000	28,575,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: TD BANK NA)	(a)	3.80%		01/02/25	1,530,000	1,530,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	10,500,000	10,500,000
Hospital Refunding RB (HonorHealth) Series 2024B (LOC: JPMORGAN CHASE BANK NA)	(a)	3.87%		01/02/25	28,500,000	28,500,000
RB (Banner Health) Series 2016A		5.00%		01/02/25	100,000	100,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)	3.80%		01/02/25	6,750,000	6,750,000
Pinal Cnty IDA
Solid Waste Disposal RB (Feenstra Investments LLC) Series 2002 (LOC: COBANK ACB)	(a)	4.00%		01/07/25	1,250,000	1,250,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	6,230,000	6,230,000
						87,495,000
CALIFORNIA 4.6%
Bay Area Toll Auth
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	20,935,000	20,935,000
Toll Bridge RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/02/25	18,470,000	18,470,000
California
GO Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.50%		01/07/25	9,800,000	9,800,000
California Health Facilities Financing Auth
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	36,150,000	36,150,000
RB (Cedars-Sanai Medical Center) Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.56%		01/07/25	2,665,000	2,665,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	2,600,000	2,600,000
RB (Kaiser Permanente) Series 2006E		3.05%		02/12/25	25,000,000	25,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/02/25	15,180,000	15,180,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/02/25	15,000,000	15,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	12,000,000	12,000,000
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	14,255,000	14,255,000
California State Univ
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	6,745,000	6,745,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		3.00%		02/11/25	17,775,000	17,775,000
RB (Kaiser Permanente) Series 2004K		3.15%		02/11/25	32,600,000	32,600,000
RB (Kaiser Permanente) Series 2006D		3.15%		02/13/25	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2008B		3.05%		02/12/25	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B4		3.15%		02/13/25	20,000,000	20,000,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.34%		01/07/25	57,715,000	57,715,000
Irvine Ranch Water District
GO Refunding Bonds Series 2011A1 (LOC: BANK OF AMERICA NA) (SIFMA Municipal Swap Index + 0.05%)	(a)	3.80%		01/02/25	4,500,000	4,500,000
Los Angeles
TRAN 2024		5.00%		06/26/25	138,000,000	139,011,281
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	465,000	465,000
Los Angeles Dept of Water & Power
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	5,885,000	5,885,000
Power System RB Series 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		01/02/25	3,025,000	3,025,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	10,800,000	10,800,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.71%		01/07/25	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.69%		01/07/25	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.71%		01/07/25	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.69%		01/07/25	9,000,000	9,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.80%		01/02/25	4,820,000	4,820,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%	01/02/25	01/07/25	13,465,000	13,465,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	16,485,000	16,485,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.12%		01/02/25	1,000,000	1,000,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	400,000	400,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	57,025,000	57,025,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	4,225,000	4,225,000
RB 2nd Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	3,750,000	3,750,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	2,000,000	2,000,000
Sub CP Notes A6 (LOC: BANK OF AMERICA NA)		3.10%		01/07/25	11,000,000	10,999,793
Sub CP Notes B6 (LOC: BANK OF AMERICA NA)		2.90%		01/07/25	34,500,000	34,498,543
Sub CP Series A1 (LOC: BANK OF AMERICA NA)		3.10%		01/07/25	95,000,000	94,998,213
Univ of California
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%	01/02/25	01/07/25	1,875,000	1,875,000
						807,302,830
COLORADO 1.7%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)	3.70%		01/07/25	22,100,000	22,100,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	1,000,000	1,000,000
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,905,000	3,905,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	68,930,000	68,930,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2022E	(a)	4.05%		01/02/25	23,985,000	23,985,000
RB (Intermountain Healthcare) Series 2024D	(a)	3.75%		01/02/25	1,500,000	1,500,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	29,990,000	29,990,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	4.05%		01/02/25	2,395,000	2,395,000
Refunding RB (SCL Health System) Series 2019A		5.00%		01/02/25	4,965,000	4,965,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.85%	01/02/25	01/07/25	10,575,000	10,575,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	3.67%		01/07/25	17,385,000	17,385,000
Denver
Airport System RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	1,665,000	1,665,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.20%		01/02/25	15,750,000	15,750,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		01/07/25	3,240,000	3,240,000
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/07/25	10,760,000	10,760,000
Dedicated Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	8,410,000	8,410,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,500,000	1,500,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.20%		01/06/25	30,000,000	30,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.15%		01/08/25	19,000,000	19,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.20%		01/09/25	18,000,000	18,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Colorado Hospital Auth
Refunding RB Series 2018C (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	5,600,000	5,600,000
						301,855,000
CONNECTICUT 0.4%
Connecticut Health & Educational Facilities Auth
RB (Yale New Haven Health) Series 2024C2	(a)	3.10%		01/07/25	35,000,000	35,000,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	21,950,000	21,950,000
Housing Mortgage Finance Bonds Series 2020E2		1.00%		11/15/25	600,000	585,309
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	7,000,000	7,000,000
						64,535,309
DELAWARE 1.2%
BlackRock Long Term Municipal Advantage Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.78%		01/07/25	38,000,000	38,000,000
BlackRock MuniYield Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.78%		01/07/25	150,800,000	150,800,000
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.54%		01/07/25	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	3.68%		01/07/25	5,185,000	5,185,000
						206,535,000
DISTRICT OF COLUMBIA 1.6%
District Columbia Income Tax
Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	895,000	895,000
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	42,000,000	42,000,000
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	4,745,000	4,745,000
GO CP BAN Series 2022A (LOC: BARCLAYS BANK PLC)		3.15%		01/08/25	62,077,000	62,077,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	17,805,000	17,805,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.39%		01/07/25	8,025,000	8,025,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(c)	3.25%	02/04/25	08/29/25	30,700,000	30,700,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	3.72%		01/07/25	14,000,000	14,000,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,760,000	3,760,000
Public Utility Sub Lien Refunding RB Series 2024B1 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	15,240,000	15,240,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	13,965,000	13,965,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.70%		01/07/25	4,600,000	4,600,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	7,725,000	7,725,000
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	3.66%		01/07/25	5,500,000	5,500,000
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.20%		01/02/25	9,510,000	9,510,000
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	10,285,000	10,285,000
Airport System Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/07/25	4,190,000	4,190,000
Airport System Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/07/25	12,305,000	12,305,000
Airport System Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.70%		01/07/25	3,355,000	3,355,000
						272,017,000
FLORIDA 3.6%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.66%		01/07/25	8,660,000	8,659,925
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	4,395,000	4,395,000
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	3.57%		01/07/25	11,500,000	11,500,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/07/25	5,310,000	5,310,000
Broward Cnty HFA
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)	3.70%		01/07/25	1,000,000	1,000,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.22%		01/28/25	35,000,000	35,000,000
Collier Cnty IDA
IDRB (Allete) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)	3.68%	01/02/25	01/07/25	27,800,000	27,800,000
Florida
Capital Outlay Refunding Bonds Series 2017A		5.00%		01/02/25	200,000	200,000
Florida Dept of Transportation
Turnpike RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,200,000	6,200,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/07/25	5,930,000	5,930,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	3.75%		01/07/25	2,020,000	2,020,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	3.79%		01/07/25	2,895,000	2,895,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/07/25	4,500,000	4,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	3.79%		01/07/25	2,750,000	2,750,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/07/25	4,890,000	4,890,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	10,110,000	10,110,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	3,600,000	3,600,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.25%		01/07/25	40,189,000	40,189,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.16%		02/04/25	29,811,000	29,811,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	1,875,000	1,875,000
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/07/25	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.25%		01/07/25	31,265,000	31,265,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/07/25	17,135,000	17,135,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	6,055,000	6,055,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	3.80%		01/02/25	5,315,000	5,315,000
Health System RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	3.95%		01/02/25	2,845,000	2,845,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.23%		01/13/25	38,300,000	38,300,000
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	3.65%		01/07/25	15,000,000	15,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	3.65%		01/07/25	15,620,000	15,620,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	3.65%		01/07/25	32,955,000	32,955,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.67%		01/07/25	7,915,000	7,915,000
Miami
Special Obligation RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	7,120,000	7,120,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.29%		01/10/25	20,000,000	20,000,000
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.17%		01/13/25	10,000,000	10,000,000
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.23%		01/16/25	10,000,000	10,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	7,645,000	7,645,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.11%		02/18/25	72,800,000	72,800,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.30%		02/18/25	10,000,000	10,000,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	5,835,000	5,835,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	26,875,000	26,875,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,955,000	5,955,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	4,775,000	4,775,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	9,245,000	9,245,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	3.70%		01/07/25	6,570,000	6,570,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	3.70%		01/07/25	7,110,000	7,110,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	9,355,000	9,355,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	6,340,000	6,340,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/07/25	5,795,000	5,795,000
Orlando Utilities Commission
Utility System RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	4.00%		01/07/25	2,410,000	2,410,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO BANK NA)	(a)	3.68%		01/07/25	5,990,000	5,990,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,195,000	1,195,000
						624,369,925
GEORGIA 3.0%
Atlanta
General Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.70%		01/07/25	3,520,000	3,520,000
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		3.20%		01/13/25	40,000,000	40,000,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.17%		02/18/25	135,206,000	135,206,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.18%		02/18/25	228,865,000	228,865,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.18%		02/18/25	41,496,000	41,496,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	15,000,000	15,000,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	3.68%		01/07/25	9,350,000	9,350,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	3.65%		01/07/25	2,810,000	2,810,000
Gas Supply RB Series 2023E2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.12%		01/02/25	3,750,000	3,750,000
Gas Supply RB Series 2024A	(b)(c)(d)	3.65%		01/07/25	5,000,000	5,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	14,300,000	14,300,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)	4.27%	01/02/25	01/07/25	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.92%	01/02/25	01/07/25	560,000	560,000
						519,307,000
IDAHO 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID	(c)	3.55%		02/03/25	5,000,000	5,000,000
Suntado LLC
Solid Waste Disposal RB Series 2024 (LOC: BMO BANK NA)	(a)	3.67%		01/07/25	21,000,000	21,000,000
						26,000,000
ILLINOIS 3.6%
Chicago
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	3.64%		01/07/25	960,000	960,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO BANK NA)	(a)	3.63%		01/07/25	7,130,000	7,130,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	3.64%		01/07/25	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	2,810,000	2,810,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	5,620,000	5,620,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.66%		01/07/25	22,480,000	22,480,000
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	2,220,000	2,220,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	3,660,000	3,660,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.22%		02/03/25	25,052,000	25,052,000
RB (Adler Planetarium) Series 1997 (LOC: PNC BANK NA)	(a)	3.57%		01/07/25	1,825,000	1,825,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.20%		01/07/25	106,710,000	106,710,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	3.75%		01/07/25	4,940,000	4,940,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	4.36%		01/07/25	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	9,390,000	9,390,000
RB (Northshore Edward Elmhurst Health) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		01/02/25	4,755,000	4,755,000
RB (Northshore Edward Elmhurst Health) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		01/02/25	23,900,000	23,900,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/02/25	2,000,000	2,000,000
RB (The Carle Foundation) Series 2021C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	40,000,000	40,000,000
RB (Uhlich Children’s Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.60%		01/07/25	2,180,000	2,180,000
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(a)	3.75%		01/02/25	3,085,000	3,085,000
RB (Univ of Chicago Medical Center) Series 2010B (LOC: TD BANK NA)	(a)	3.75%		01/02/25	8,705,000	8,705,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	23,200,000	23,200,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	12,000,000	12,000,000
RB (Univ of Chicago) Series 2015A (ESCROW) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%	01/02/25	01/07/25	2,340,000	2,340,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	4,605,000	4,605,000
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(a)	3.55%		01/02/25	31,835,000	31,835,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.76%		01/07/25	26,000,000	26,000,000
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	3.67%		01/07/25	5,500,000	5,500,000
RB Series 2023P (LIQ: TD BANK NA)	(a)	3.60%		01/07/25	29,910,000	29,910,000
RB Series 2024H (LIQ: ROYAL BANK OF CANADA)	(a)	3.60%		01/07/25	33,335,000	33,335,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2024E (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.67%		01/07/25	9,225,000	9,225,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.67%		01/07/25	9,000,000	9,000,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.68%		01/07/25	2,615,000	2,615,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.39%	01/02/25	01/07/25	27,000,000	27,000,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.76%		01/07/25	75,000,000	75,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.34%		01/07/25	1,600,000	1,600,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	3.89%		01/02/25	19,585,000	19,585,000
						634,772,000
INDIANA 1.1%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	3.69%		01/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	3.69%		01/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	3.69%		01/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	3.69%		01/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	3.69%		01/07/25	20,000,000	20,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	3.66%		01/07/25	4,000,000	4,000,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	7,990,000	7,990,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,720,000	2,720,000
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(a)	3.80%		01/02/25	500,000	500,000
RB (Ascension Health) Series 2008E5	(a)	3.60%		01/07/25	610,000	610,000
RB (Ascension Health) Series 2008E7	(a)	3.10%		01/07/25	45,675,000	45,675,000
Refunding RB (Trinity Health) Series 2008D1	(a)	3.55%		01/07/25	13,990,000	13,990,000
Refunding RB (Trinity Health) Series 2008D2		3.08%		03/06/25	14,670,000	14,670,000
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A2	(a)	3.60%		01/07/25	1,635,000	1,635,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	2,800,000	2,800,000
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	3,760,000	3,760,000
S/F Mortgage RB Series 2024C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	4,000,000	4,000,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	23,945,000	23,945,000
						186,295,000
IOWA 2.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	28,835,000	28,835,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	3.80%		01/07/25	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	3.66%		01/07/25	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	3.66%		01/07/25	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	3.66%		01/07/25	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	3.80%		01/07/25	5,940,000	5,940,000
RB (Associated Milk Producers Inc) Series 2024 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	4.00%		01/07/25	7,000,000	7,000,000
RB (UnityPoint Health) Series 2018F (LOC: TD BANK NA)	(a)	3.80%		01/02/25	6,005,000	6,005,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	3.67%		01/07/25	61,000,000	61,000,000
Sewage Facilities RB (Cargill Inc) Series 2024	(a)	3.67%		01/07/25	61,000,000	61,000,000
Solid Waste Disposal RB (Chevron Corp) Series 2024	(a)	3.85%		01/02/25	15,000,000	15,000,000
						392,427,000
KANSAS 0.7%
Edward Cnty Solid Waste
Solid Waste Disposal RB Series 2024A (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.80%		01/07/25	50,000,000	50,000,000
Ford Cnty
Solid Waste Disposal RB Series 2024A (LOC: COBANK ACB)	(a)	3.80%		01/07/25	8,800,000	8,800,000
Hamilton Cnty
Solid Waste Disposal RB (RC Geven Farms LLC) Series 2024A (LOC: COBANK ACB)	(a)	3.80%		01/07/25	9,850,000	9,850,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	7,000,000	7,000,000
Meade Cnty Solid Waste Disposal
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	15,000,000	15,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	3.67%		01/07/25	25,800,000	25,800,000
						116,450,000
KENTUCKY 1.9%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.75%		01/07/25	26,320,000	26,320,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	3.75%		01/07/25	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	3.82%		01/07/25	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	3.82%		01/07/25	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	3.68%		01/07/25	4,400,000	4,400,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(a)	3.90%		01/02/25	30,950,000	30,950,000
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	81,070,000	81,070,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	66,365,000	66,365,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,500,000	3,500,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.19%		01/08/25	75,000,000	75,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.15%		01/15/25	10,000,000	10,000,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2022A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Gas Supply RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	4,855,000	4,855,000
						328,275,000
LOUISIANA 1.8%
Caddo-Bossier Parishes Port Commission
RB (Oakley Louisiana Inc) Series 1998 (LOC: BANK OF AMERICA NA)	(a)	4.00%		01/07/25	880,000	880,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	3.82%		01/02/25	103,180,000	103,180,000
RB (ExxonMobil) Series 2010B	(a)	3.82%		01/02/25	91,690,000	91,690,000
Louisiana HFA
M/F Housing RB (Arbor Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/07/25	6,325,000	6,325,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.80%		01/07/25	2,940,000	2,940,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(a)	3.64%		01/07/25	32,700,000	32,700,000
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: UBS AG)	(a)	3.62%		01/07/25	21,500,000	21,500,000
RB (Chevron Inc) Series 2024	(a)	3.85%		01/02/25	57,215,000	57,215,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)	(c)	4.00%	03/15/25	03/17/25	5,000,000	5,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.80%		01/07/25	2,435,000	2,435,000
						323,865,000
MAINE 0.6%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	3.71%		01/07/25	30,000,000	30,000,000
Mortgage Purchase Bonds Series 2022C (LIQ: UBS AG)	(a)	3.76%		01/07/25	69,765,000	69,765,000
						99,765,000
MARYLAND 1.2%
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.64%		01/07/25	2,300,000	2,300,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.66%		01/07/25	5,725,000	5,725,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.66%		01/07/25	7,200,000	7,200,000
Maryland Economic Development Corp
RB (Linemark Printing) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.95%		01/07/25	3,990,000	3,990,000
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Health System) Series 2024A (LOC: TD BANK NA)	(a)	3.75%		01/02/25	1,620,000	1,620,000
RB (Johns Hopkins Health System) Series 2024B (LOC: TD BANK NA)	(a)	3.75%		01/02/25	5,400,000	5,400,000
RB Series 1985B (LOC: TD BANK NA)	(a)	3.60%		01/07/25	4,250,000	4,250,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	3.62%		01/07/25	5,070,000	5,070,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD	(c)	3.20%		03/03/25	30,000,000	30,000,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	3.80%		01/02/25	3,975,000	3,975,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	3.85%		01/02/25	16,880,000	16,880,000
GO BAN Series B (LIQ: TD BANK NA)	(a)	3.85%		01/02/25	6,800,000	6,800,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.78%		01/07/25	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.78%		01/07/25	93,000,000	93,000,000
						215,410,000
MASSACHUSETTS 4.7%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	22,540,000	22,540,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	4,000,000	4,000,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.07%		01/02/25	2,500,000	2,500,000
GO Bonds Series 2023D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	8,075,000	8,075,000
GO Bonds Series 2024E (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.25%		01/02/25	5,000,000	5,000,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		3.13%		01/09/25	6,500,000	6,500,000
Sales Tax CP Series A (LIQ: TD BANK NA)		3.08%		01/10/25	10,000,000	10,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		3.12%		01/09/25	75,050,000	75,050,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/25	425,000	428,611
Massachusetts Development Finance Agency
RB (Boston Children’s Hospital) Series 2024U1 (LOC: TD BANK NA)	(a)	3.75%		01/02/25	500,000	500,000
RB (Boston Children’s Hospital) Series 2024U2 (LOC: TD BANK NA)	(a)	3.75%		01/02/25	12,150,000	12,150,000
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	3.90%		01/07/25	45,755,000	45,755,000
RB (Children’s Hospital Issue) Series V 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		01/02/25	15,000,000	15,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	2,025,000	2,025,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	11,560,000	11,560,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	5,050,000	5,050,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	3,600,000	3,600,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	1,500,000	1,500,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	4,400,000	4,400,000
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	1,235,000	1,235,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,810,000	2,810,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.69%		01/07/25	40,900,000	40,900,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.69%		01/07/25	4,000,000	4,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.68%		01/07/25	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.65%		01/07/25	80,500,000	80,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.67%		01/07/25	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	3.68%		01/07/25	103,300,000	103,300,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.78%		01/07/25	20,000,000	20,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.77%		01/07/25	182,200,000	182,200,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.77%		01/07/25	95,600,000	95,600,000
						824,178,611
MICHIGAN 2.3%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(a)	3.82%		01/02/25	6,100,000	6,100,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(c)	3.20%		03/03/25	15,000,000	15,000,000
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	7,775,000	7,775,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: UBS AG)	(b)(c)(d)	3.65%	01/02/25	01/07/25	2,600,000	2,600,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%	01/02/25	01/07/25	15,330,000	15,330,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A & MI2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,405,000	4,405,000
State Aid RB Series 2024A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/25	17,000,000	17,177,130
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.55%		01/07/25	15,690,000	15,690,000
Rental Housing RB Series 2002A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	25,160,000	25,160,000
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.55%		01/07/25	16,420,000	16,420,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	5,870,000	5,870,000
Rental Housing RB Series 2018C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	13,700,000	13,700,000
Rental Housing RB Series 2022B (LOC: BANK OF AMERICA NA)	(a)	3.69%		01/07/25	910,000	910,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	7,500,000	7,500,000
S/F Mortgage RB Series 2006C (LIQ: TD BANK NA)	(a)	3.67%		01/07/25	2,000,000	2,000,000
S/F Mortgage RB Series 2007B (LIQ: TD BANK NA)	(a)	3.70%		01/07/25	46,020,000	46,020,000
S/F Mortgage RB Series 2007F (LIQ: TD BANK NA)	(a)	3.75%		01/07/25	14,375,000	14,375,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	7,215,000	7,215,000
S/F Mortgage RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,030,000	7,030,000
Michigan Strategic Fund
RB (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	3.80%		01/07/25	5,250,000	5,250,000
RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	3.66%	01/02/25	01/07/25	40,335,000	40,335,000
RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)	3.67%		01/07/25	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	3.70%		01/07/25	31,045,000	31,045,000
Solid Waste Disposal RB (Chevron) Series 2024	(a)	3.85%		01/02/25	25,000,000	25,000,000
Univ of Michigan
CP Notes Series L1		3.03%		02/05/25	23,815,000	23,815,000
Extendible CP Notes Series L2	(c)	3.20%	01/23/25	08/29/25	19,005,000	19,005,000
General RB Series 2009B		3.15%		02/19/25	18,250,000	18,250,000
						406,112,130
MINNESOTA 1.0%
County of Grant, MN
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	20,000,000	20,000,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	3.80%		01/07/25	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		01/07/25	5,705,000	5,705,000
Minnesota
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(b)(c)(d)	3.64%		01/07/25	3,400,000	3,400,000
Minnesota Agri & Eco Dev Brd
Solid Waste Disposal RB (Spectro Alloys) Series 2024 (LOC: BMO BANK NA)	(a)	3.80%		01/07/25	10,755,000	10,755,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	3.70%		01/07/25	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	3.60%		01/07/25	2,770,000	2,770,000
Health Care Facilities RB (Mayo Clinic) Series 2014		3.20%		02/20/25	52,000,000	52,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		01/07/25	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/07/25	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	20,000,000	20,000,000
						167,995,000
MISSISSIPPI 0.5%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	3.80%		01/02/25	3,265,000	3,265,000
IDRB (Chevron) Series 2007A	(a)	3.80%		01/02/25	25,500,000	25,500,000
IDRB (Chevron) Series 2010H	(a)	4.00%		01/02/25	9,230,000	9,230,000
IDRB (Chevron) Series 2011A	(a)	4.00%		01/02/25	4,870,000	4,870,000
IDRB (Chevron) Series 2011B	(a)	4.00%		01/02/25	2,980,000	2,980,000
Port Facilities Refunding RB (Chevron) Series 2023	(a)	3.80%		01/02/25	13,200,000	13,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/07/25	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.74%		01/07/25	4,960,000	4,960,000
Mississippi Home Corp S/F Mortgage
S/F Mortgage RB Series 2024E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	16,325,000	16,325,000
						85,330,000
MISSOURI 0.3%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System) Series 2008E	(a)	3.70%		01/07/25	19,535,000	19,535,000
Health Facilities RB (BJC Health) Series 2008C	(a)	3.65%		01/07/25	6,485,000	6,485,000
Health Facilities RB (CoxHealth) Series 2008BC (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	13,660,000	13,660,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	9,105,000	9,105,000
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/07/25	4,935,000	4,935,000
						53,720,000
NEBRASKA 0.5%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	655,000	655,000
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	4,435,000	4,435,000
Nebraska Inv Fin Auth Solid Waste Disposal
Solid Waste Disposal RB (Blackshirt Feeders LP) Series 2024 (LOC: BANK OF MONTREAL)	(a)	3.80%		01/07/25	15,000,000	15,000,000
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	3.85%		01/07/25	9,385,000	9,385,000
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,225,000	2,225,000
SF Housing RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	17,000,000	17,000,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	3.66%		01/07/25	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	3.80%		01/07/25	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	3.67%		01/07/25	32,000,000	32,000,000
						87,580,000
NEVADA 0.7%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	3.73%		01/07/25	70,895,000	70,895,000
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.63%		01/07/25	16,200,000	16,200,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	5,615,000	5,615,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.20%		01/07/25	8,915,000	8,915,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.20%		01/07/25	8,465,000	8,465,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.20%		01/07/25	15,600,000	15,600,000
						125,690,000
NEW HAMPSHIRE 0.8%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(a)	4.10%		01/02/25	565,000	565,000
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(a)	4.23%		01/07/25	10,000,000	10,000,000
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.65%		01/07/25	15,000,000	15,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.67%		01/07/25	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.67%	01/02/25	01/07/25	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	3.67%		01/07/25	45,000,000	45,000,000
New Hampshire HFA
S/F Mortgage RB Series 2024D	(c)	3.58%		07/01/25	14,000,000	14,000,000
						134,065,000
NEW JERSEY 2.3%
Berkeley Township
BAN 2024B		4.00%		08/25/25	16,399,000	16,498,308
BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.78%		01/07/25	239,600,000	239,600,000
Clifton NJ
BAN 2024B		3.75%		11/24/25	10,000,000	10,044,064
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,665,000	1,665,000
Hudson Cnty
BAN 2024		4.00%		02/28/25	25,300,157	25,329,930
BAN 2024A		4.25%		03/25/25	14,786,000	14,819,775
Hudson Cnty Improvement Auth
Pooled Notes Series 2024B1		4.50%		07/11/25	18,045,000	18,131,090
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.20%		01/07/25	5,705,000	5,705,000
Summit
BAN 2024		4.50%		07/17/25	13,249,100	13,310,855
Teaneck Township
BAN 2024B		3.50%		12/16/25	17,000,000	17,086,465
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verona Township
BAN		4.25%		02/28/25	8,000,000	8,010,607
Woodbridge
BAN		4.00%		10/10/25	34,000,000	34,264,310
						404,465,404
NEW MEXICO 0.0%
Sandoval Cnty
Sr M/F Housing RB (Sandoval Flats) Series 2024A (LOC: BARCLAYS BANK PLC)	(a)	3.55%		01/07/25	1,830,000	1,830,000
NEW YORK 16.7%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		01/07/25	3,800,000	3,800,000
Amityville UFSD
TAN 2024-2025		4.00%		06/26/25	18,925,000	19,012,124
Arlington CSD
BAN 2024		4.50%		06/27/25	17,475,000	17,546,539
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	300,000	300,000
Bay Shore UFSD
TAN 2024-2025		4.00%		06/20/25	16,500,000	16,572,585
Bayport Blue Point UFSD
TAN 2024-2025		4.00%		06/24/25	19,500,000	19,583,345
Bedford CSD
GO BAN 2024		3.90%		07/17/25	15,000,000	15,066,744
Cold Springs Harbor CSD
TAN 2024-2025		4.00%		06/24/25	13,000,000	13,055,525
Colonie
BAN 2024		4.25%		03/07/25	29,000,000	29,048,205
Commack UFSD
TAN 2024-2025		4.00%		06/24/25	30,000,000	30,144,282
Connetquot CSD
TAN 2024-2025		4.00%		06/24/25	29,000,000	29,131,997
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	6,000,000	6,024,103
Deer Park UFSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,044,403
East Islip UFSD
GO TAN 2024		3.75%		06/26/25	13,400,000	13,432,180
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	3,110,000	3,110,000
Fairpoint CSD
GO BAN 2024		4.50%		07/17/25	4,325,000	4,345,159
Fayetteville-Manlius CSD
GO BAN 2024		4.50%		07/17/25	44,800,000	45,008,815
Frontier CSD
BAN 2024A		4.50%		06/26/25	20,000,000	20,086,973
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Half Hollow Hills CSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,037,767
Hauppauge UFSD
TAN 2024-2025		4.00%		06/24/25	19,000,000	19,089,151
Huntington UFSD
TAN 2024-2025		4.00%		06/20/25	16,000,000	16,072,677
Hyde Park CSD
BAN 2024		4.50%		06/25/25	10,000,000	10,043,715
Islip UFSD
TAN 2024-2025		4.00%		06/20/25	20,000,000	20,088,126
Jericho UFSD
TAN 2024-2025		3.95%		05/22/25	13,000,000	13,044,659
Manhasset UFSD
BAN 2024		4.00%		08/29/25	12,000,000	12,067,025
TAN 2024-2025		4.00%		06/20/25	10,500,000	10,540,723
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	8,545,000	8,545,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	4.10%		01/02/25	12,875,000	12,875,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	2,150,000	2,150,000
Transportation Refunding RB Series 2002D-2A1 (LOC: TRUIST BANK)	(a)	4.10%		01/02/25	500,000	500,000
Transportation Refunding RB Series 2012G3 (LOC: ROYAL BANK OF CANADA)	(a)	3.85%		01/02/25	1,000,000	1,000,000
Middle Country CSD
TAN 2024-2025		4.00%		06/24/25	38,000,000	38,168,637
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	17,000,000	17,066,827
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	12,205,000	12,205,000
New Hartford CSD
BAN 2024		4.50%		06/27/25	7,700,000	7,729,338
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	3.81%		01/07/25	3,075,000	3,075,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		01/02/25	12,655,000	12,655,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.98%		01/02/25	5,840,000	5,840,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	5,950,000	5,950,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	31,280,000	31,280,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	2,400,000	2,400,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	12,090,000	12,090,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/02/25	43,810,000	43,810,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(a)	3.99%		01/02/25	19,365,000	19,365,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	7,500,000	7,500,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	6,275,000	6,275,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.00%		01/02/25	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,430,000	2,430,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		01/02/25	5,545,000	5,545,000
GO Bonds Fiscal 2019 Series E		5.00%		08/01/25	1,250,000	1,262,802
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	8,650,000	8,650,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/02/25	22,485,000	22,485,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/25	22,315,000	22,315,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	23,740,000	23,740,000
New York City Housing Development Corp
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	60,700,000	60,700,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.65%		01/07/25	89,910,000	89,910,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.65%		01/07/25	23,015,000	23,015,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		01/02/25	8,345,000	8,345,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.69%		01/07/25	27,400,000	27,400,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	3.65%		01/07/25	24,000,000	24,000,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.55%		01/07/25	6,890,000	6,890,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	21,800,000	21,800,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	34,000,000	34,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	110,000,000	110,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	22,425,000	22,425,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	400,000	400,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	20,680,000	20,680,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	4,220,000	4,220,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	12,550,000	12,550,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	23,800,000	23,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	13,900,000	13,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	7,455,000	7,455,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.85%		01/02/25	37,270,000	37,270,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.00%		01/02/25	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/25	61,420,000	61,420,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	7,235,000	7,235,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	5,600,000	5,600,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/25	30,800,000	30,800,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	6,455,000	6,455,000
Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	10,630,000	10,630,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	750,000	750,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	13,465,000	13,465,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.00%		01/02/25	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		01/02/25	1,965,000	1,965,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,000,000	3,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	3,670,000	3,670,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.98%		01/02/25	6,510,000	6,510,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,500,000	3,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	13,835,000	13,835,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.70%		01/07/25	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,020,000	3,020,000
New York State Dormitory Auth
CP Notes		2.95%		02/05/25	12,000,000	12,000,000
CP Notes		3.10%		02/12/25	7,000,000	7,000,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	14,000,000	14,000,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	9,155,000	9,155,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,175,000	6,175,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	9,215,000	9,215,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,635,000	1,635,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	5,350,000	5,350,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.15%		01/02/25	8,695,000	8,695,000
Housing RB (250 W 50th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	37,700,000	37,700,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/07/25	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	88,270,000	88,270,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	33,900,000	33,900,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/07/25	2,375,000	2,375,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.69%		01/07/25	93,480,000	93,480,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.15%		01/07/25	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.15%		01/07/25	7,000,000	7,000,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	11,530,000	11,530,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.78%		01/07/25	2,350,000	2,350,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	14,310,000	14,310,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	38,300,000	38,300,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	20,400,000	20,400,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	4,800,000	4,800,000
New York State Power Auth
CP Series 1		3.08%		02/04/25	10,100,000	10,100,000
CP Series 1		3.10%		02/04/25	35,000,000	35,000,000
CP Series 1		3.08%		02/05/25	11,000,000	11,000,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	3,670,000	3,670,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	25,415,000	25,415,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,835,000	2,835,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	14,840,000	14,840,000
State Personal Income Tax RB Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,000,000	5,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.67%		01/07/25	3,675,000	3,675,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	6,760,000	6,760,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,000,000	5,000,000
Niskayuna CSD
GO BAN 2024		4.50%		06/27/25	10,000,000	10,045,615
North Syracuse CSD
GO BAN 2024		4.25%		08/01/25	35,000,000	35,176,104
Northport-East Northport UFSD
TAN 2024-2025		4.00%		06/24/25	25,500,000	25,605,257
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.67%		01/07/25	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.67%		01/07/25	10,300,000	10,300,000
Oneida Cnty
GO BAN 2024		3.75%		02/28/25	23,000,000	23,000,000
Penn Yan CSD
GO BAN Series 2024		4.50%		06/26/25	14,500,000	14,559,023
Port Auth of New York & New Jersey
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	8,440,000	8,440,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	685,000	685,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	800,000	800,000
Port Washington UFSD
TAN 2024-2025		4.50%		06/20/25	10,235,000	10,296,854
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	10,000,000	10,044,193
Riverhead CSD
TAN 2024-2025B		4.00%		06/25/25	15,500,000	15,559,923
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	3,365,000	3,365,000
Smithtown CSD
TAN 2024-2025		4.00%		06/26/25	44,000,000	44,214,248
South Colonie CSD
BAN 2024A		4.50%		07/10/25	31,000,000	31,137,727
BAN 2024B		4.50%		07/10/25	3,222,775	3,235,641
South Country CSD
TAN 2024-2025		4.00%		05/30/25	20,000,000	20,077,489
South Huntington UFSD
TAN 2024-2025		4.00%		06/24/25	18,000,000	18,085,281
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suffolk Cnty
TAN 2025		4.00%		07/25/25	30,000,000	30,190,369
Syosset CSD
TAN 2024		4.00%		06/24/25	20,000,000	20,082,554
Tonawanda
BAN 2024		4.00%		08/22/25	35,000,000	35,224,690
Triborough Bridge & Tunnel Auth
2nd Sub BAN Series 2024A		5.00%		12/01/25	22,000,000	22,375,533
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	435,000	435,000
General RB Series 2003B2 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	415,000	415,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,200,000	3,200,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	13,000,000	13,000,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,300,000	2,300,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	3,698,000	3,698,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	17,535,000	17,535,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	22,115,000	22,115,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,945,000	2,945,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	16,300,000	16,300,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,555,000	7,555,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	16,685,000	16,685,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	5,750,000	5,750,000
Ulster Cnty
BAN 2024		3.75%		11/14/25	22,094,440	22,208,445
Wappingers CSD
BAN 2024		4.25%		08/08/25	10,055,579	10,111,373
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/07/25	2,030,000	2,030,000
Webster
BAN 2024A		4.00%		08/26/25	30,000,000	30,209,093
West Babylon UFSD
TAN 2024-2025		4.00%		06/20/25	20,000,000	20,087,613
West Genesee CSD
BAN 2024A		4.50%		06/26/25	25,597,000	25,703,526
West Islip UFSD
TAN 2024-2025		3.75%		06/20/25	20,000,000	20,053,801
						2,936,956,778
NORTH CAROLINA 0.4%
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	3.67%		01/07/25	15,000,000	15,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (FirstHealth of Carolinas) Series 2017 (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	42,750,000	42,750,000
Health Care Facilities Refunding RB (FirstHealth of the Carolinas) Series 2017D (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	3,530,000	3,530,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	4.38%		01/07/25	7,000,000	7,000,000
						68,280,000
NORTH DAKOTA 0.0%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)	3.66%	01/02/25	01/07/25	1,915,000	1,915,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	3.66%		01/07/25	2,740,000	2,740,000
						4,655,000
OHIO 3.0%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(a)	3.58%		01/07/25	32,695,000	32,695,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	2,355,000	2,355,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	6,615,000	6,615,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	6,675,000	6,675,000
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(a)	3.85%		01/02/25	13,170,000	13,170,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	3.75%		01/07/25	15,040,000	15,040,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,810,000	2,810,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.42%		01/07/25	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH	(c)	3.55%		02/03/25	9,500,000	9,500,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	4,775,000	4,775,000
Hudson
LT GO Notes Series 2024		3.75%		12/12/25	16,045,000	16,140,268
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		01/02/25	4,895,000	4,895,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		01/02/25	49,970,000	49,970,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(a)	3.55%		01/02/25	25,030,000	25,030,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.66%		01/07/25	3,800,000	3,800,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(a)	3.80%		01/02/25	2,450,000	2,450,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.66%		01/07/25	6,000,000	6,000,000
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	2,310,000	2,310,000
Residential Mortgage RB Series 2016J (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.30%		01/07/25	13,750,000	13,750,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/07/25	5,225,000	5,225,000
Residential Mortgage RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,015,000	7,015,000
Residential Mortgage RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	11,200,000	11,200,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.22%		01/06/25	14,000,000	14,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.20%		02/20/25	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.22%		01/06/25	23,000,000	23,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.11%		01/15/25	12,495,000	12,495,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.20%		02/20/25	23,190,000	23,190,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	4,880,000	4,880,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D2	(a)	3.25%		01/07/25	57,990,000	57,990,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/02/25	100,000	100,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2021B		5.00%		01/02/25	100,000	100,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	3.67%		01/07/25	75,000,000	75,000,000
Ohio Water Development Auth
Water Pollution Control Fund RB Series 2024C (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	38,785,000	38,785,000
						527,410,268
OREGON 1.1%
Oregon
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	15,000,000	15,000,000
GO Refunding Bonds Series 2015B		5.00%		08/01/25	200,000	202,019
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.30%		01/22/25	15,633,000	15,633,000
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.20%		02/13/25	72,772,000	72,772,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.39%		01/07/25	17,300,000	17,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		01/07/25	1,725,000	1,725,000
Port of Portland Airport
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.56%		01/07/25	7,015,000	7,015,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	3.66%		01/07/25	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/07/25	5,640,000	5,640,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		01/07/25	9,375,000	9,375,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.72%		01/07/25	5,955,000	5,955,000
Airport RB Series 30A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.72%		01/07/25	2,390,000	2,390,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.72%		01/07/25	3,335,000	3,335,000
Airport RB Series 30A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.72%		01/07/25	3,525,000	3,525,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/07/25	14,750,000	14,750,000
Portland Housing Auth
M/F Housing RB (Civic Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.61%		01/07/25	7,800,000	7,800,000
Salem-Keizer SD #24J
GO Bonds 2009B (GTY: OREGON (STATE OF))		3.18%		06/15/25	175,000	172,541
						194,539,560
PENNSYLVANIA 2.8%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	24,380,000	24,380,000
Beaver Cnty IDA
RB (Concordia Lutheran) Series 2018A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	4,280,000	4,280,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	11,780,000	11,780,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	5,040,000	5,040,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	3.82%		01/07/25	8,105,000	8,105,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.75%		01/07/25	12,640,000	12,640,000
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	785,000	785,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	67,000,000	67,000,000
Delaware Valley Regional Finance Auth
RB Series 2024B (LOC: TD BANK NA)	(a)	3.80%		01/02/25	7,025,000	7,025,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.75%		01/07/25	5,615,000	5,615,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		01/02/25	5,895,000	5,895,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.85%		01/07/25	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		01/07/25	3,730,000	3,730,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		01/07/25	6,910,000	6,910,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(a)	3.80%		01/02/25	33,635,000	33,635,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	3.82%		01/07/25	1,100,000	1,100,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	3.82%		01/07/25	625,000	625,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	142,405,000	142,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	6,690,000	6,690,000
S/F Mortgage RB Series 2019-130A		1.50%		04/01/25	210,000	208,753
S/F Mortgage RB Series 2021-137		5.00%		04/01/25	200,000	200,562
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	6,920,000	6,920,000
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	960,000	960,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,140,000	5,140,000
S/F Mortgage RB Series 2023-143A (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	3,500,000	3,500,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	6,000,000	6,000,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	4,330,000	4,330,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.85%		01/07/25	2,300,000	2,300,000
RB (Thomas Jefferson Univ) Series 2024D2 (LOC: PNC BANK NA)	(a)	3.90%		01/02/25	55,900,000	55,900,000
RB (Thomas Jefferson Univ) Series 2024D3 (LOC: TRUIST BANK)	(a)	4.00%		01/02/25	5,000,000	5,000,000
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(a)	4.00%		01/02/25	8,500,000	8,500,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(a)	3.65%		01/07/25	36,495,000	36,495,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,000,000	3,000,000
Philadelphia
Airport Refunding RB Series 2017B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	1,850,000	1,850,000
CP Series B (LOC: ROYAL BANK OF CANADA)		3.30%		02/12/25	2,570,000	2,570,000
						495,429,315
RHODE ISLAND 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) Series 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	5,065,000	5,065,000
SOUTH CAROLINA 0.6%
Charleston County SD
GO BAN Series 2024B		4.75%		05/08/25	45,000,000	45,176,954
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023B1	(b)(c)(d)	3.65%		01/07/25	14,840,000	14,840,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	340,000	340,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.74%		01/07/25	4,730,000	4,730,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	3.70%		01/07/25	33,265,000	33,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	2,590,000	2,590,000
						100,941,954
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal (County Line Dairy Project) RB Series 2024 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	8,780,000	8,780,000
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	45,000,000	45,000,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	12,500,000	12,500,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.66%		01/07/25	4,100,000	4,100,000
						70,380,000
TENNESSEE 0.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	4.43%		01/07/25	2,820,000	2,820,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.66%		01/07/25	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	3.75%		01/07/25	24,315,000	24,315,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	4.18%		01/07/25	31,370,000	31,370,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.85%		01/07/25	11,500,000	11,500,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.85%		01/07/25	1,650,000	1,650,000
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	1,220,000	1,220,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	3.62%		01/07/25	31,215,000	31,215,000
Public Improvement Bonds Series VIIB2 (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	12,100,000	12,100,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.67%		01/07/25	2,500,000	2,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2024-3C		3.50%		10/01/25	20,000,000	20,000,000
						140,390,000
TEXAS 19.8%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,500,000	7,500,000
Aldine ISD
ULT GO Refunding Bond Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	340,000	340,645
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	935,000	936,681
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	6,235,000	6,235,000
Alief ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	475,000	475,929
Allen ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	500,000	500,940
Alvin ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	180,000	180,341
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,247
Andrews ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	275,000	275,523
Argyle ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	155,000	156,679
Arlington ISD
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	350,000	350,667
Austin
Airport System RB Series 2019B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/07/25	3,460,000	3,460,000
Austin ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	125,000	126,305
Birdville ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	360,000	360,664
Boerne ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	165,000	165,213
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		3.23%		01/07/25	12,000,000	12,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.20%		01/07/25	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.20%	01/02/25	01/07/25	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.20%		01/07/25	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.20%		01/07/25	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.77%		01/07/25	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.20%		01/07/25	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.32%		01/07/25	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	3.77%		01/07/25	31,175,000	31,175,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.20%		01/07/25	32,300,000	32,300,000
Canyon Texas ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	145,000	145,198
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	13,150,000	13,150,000
Carrollton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	7,500,000	7,516,425
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	380,000	380,600
Cayuga ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	300,000	300,600
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	2,340,000	2,340,000
Comal ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	145,000	145,182
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	5,500,000	5,510,524
Comanche Tex ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/25	120,000	120,001
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	200,387
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	570,000	571,096
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	410,000	410,766
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corsicana ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	195,000	195,385
Crowley ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	250,000	252,317
Cypress-Fairbanks ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	720,000	721,259
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	435,000	435,836
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/07/25	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	3.70%		01/07/25	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.80%		01/07/25	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.80%		01/07/25	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,370,000	2,370,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.20%		02/06/25	11,597,000	11,597,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.25%		02/20/25	12,930,000	12,930,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.17%		05/08/25	8,000,000	8,000,000
Dallas ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,171
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,750,000	3,750,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	3.68%		01/07/25	31,180,000	31,180,000
Deer Park ISD
Limited Tax Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	235,000	235,321
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,080,000	1,080,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	3,600,000	3,600,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: UBS AG)	(b)(c)(d)	3.64%		01/07/25	5,225,000	5,225,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,920,000	3,920,000
Dripping Springs ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	400,000	400,769
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	6,300,000	6,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fort Worth ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	140,000	140,259
Friendswood ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,282
Frisco ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,300
Garland ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	410,000	410,809
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	945,000	946,796
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	935,000	936,797
Goose Creek ISD
ULT GO Refunding Bonds Series 2015 (ESCROW)		4.00%		02/18/25	1,075,000	1,075,762
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	1,285,000	1,287,436
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	4.05%		01/02/25	9,745,000	9,745,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	3.89%		01/02/25	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	3.89%		01/02/25	25,000,000	25,000,000
RB (ExxonMobil) Series 2001B	(a)	3.89%		01/02/25	23,900,000	23,900,000
RB (ExxonMobil) Series 2002	(a)	3.89%		01/02/25	22,040,000	22,040,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.80%		01/07/25	5,400,000	5,400,000
Hallsville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	200,389
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.15%		03/06/25	2,230,000	2,230,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/02/25	3,750,000	3,750,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,025,000	3,025,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.14%		02/06/25	8,335,000	8,335,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.05%		02/11/25	3,240,000	3,240,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.77%		01/07/25	2,000,000	2,000,000
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	3.95%		01/02/25	1,630,000	1,630,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	48,665,000	48,665,000
Refunding RB (Methodist Hospital) Series 2009C1		4.10%		01/02/25	220,000,000	220,000,000
Refunding RB (Methodist Hospital) Series 2009C2		4.10%		01/02/25	103,200,000	103,200,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(a)	4.05%		01/02/25	1,380,000	1,380,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.66%		01/07/25	10,715,000	10,715,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		01/07/25	5,315,000	5,315,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	3.89%		01/02/25	25,000,000	25,000,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.25%		02/06/25	2,930,000	2,930,000
Hays Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,200
Highland Park ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/25	470,000	471,011
Houston Combined Utility System
1st Lien Refunding RB Series 2004B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.63%		01/07/25	12,150,000	12,150,000
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.63%		01/07/25	2,000,000	2,000,000
Houston ISD
LT Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	300,000	300,560
Humble ISD
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	115,000	115,158
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.50%		02/15/25	250,000	250,618
Hutto ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	200,000	200,250
Katy ISD
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	325,000	325,625
Killeen ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	1,390,000	1,392,641
Kingsville ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	1,000,000	1,001,955
La Porte ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	175,000	175,254
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,199
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,171
LA Vega Texas ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	300,000	300,554
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lake Travis ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,252
Lamar Consolidated ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	625,000	626,210
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	12,000,000	12,000,000
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	375,000	375,632
Lewisville ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	285,000	287,816
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	151,616
Little Elm ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	101,052
Lower Colorado River Auth
CP Series B (LOC: TRUIST BANK)		3.12%		01/07/25	16,110,000	16,110,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		3.25%		01/22/25	29,200,000	29,200,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		3.12%		02/03/25	13,032,000	13,032,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	3.89%		01/02/25	85,900,000	85,900,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	3.85%		01/02/25	26,385,000	26,385,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	3.89%		01/02/25	31,600,000	31,600,000
RB (ExxonMobil) Series 2010	(a)	3.85%		01/02/25	83,430,000	83,430,000
RB (ExxonMobil) Series 2012	(a)	3.85%		01/02/25	19,510,000	19,510,000
Mansfield ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	350,000	350,659
McAllen ISD
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,282
McCamey ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	110,000	109,922
McKinney ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,195
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	10,000,000	10,020,911
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,700,000	2,700,000
Melissa ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	8,350,000	8,350,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midland ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	750,000	751,463
Mineral Wells Tex ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	170,000	169,880
New Caney ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	725,000	726,445
North Texas Municipal Water District
Water System RB Extendable CP	(c)	3.18%	02/18/25	09/15/25	55,000,000	55,000,000
North Texas Tollway Auth
1st Tier System Refunding RB Series 2008I (ESCROW)		6.50%		01/02/25	4,500,000	4,524,345
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,665,000	2,665,000
Pasadena ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	120,000	120,164
Pearland ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	165,000	165,318
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	365,000	365,556
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	14,880,000	14,913,453
Plano ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	250,000	250,482
Port Neches-Groves ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	800,000	801,470
Port of Houston Auth
1st Lien RB Series 2023 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	11,260,000	11,260,000
1st Lien RB Series 2023 (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	2,800,000	2,800,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	(a)	3.80%		01/07/25	5,300,000	5,300,000
Exempt Facilities RB (Total USA) Series 2011	(a)	3.80%		01/07/25	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	3.80%		01/07/25	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	3.80%		01/07/25	30,000,000	30,000,000
IDRB (Legacy Farms LP) Series 2024 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	13,500,000	13,500,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	3.80%		01/07/25	8,000,000	8,000,000
IRDB (Central Texas Biogas) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	3.80%		01/07/25	8,000,000	8,000,000
IRDB (Cloverdale Renewables) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.80%		01/07/25	36,500,000	36,500,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	3.73%		01/07/25	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	3.30%		01/07/25	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	3.83%		01/07/25	50,000,000	50,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	4,205,000	4,205,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	585,000	586,099
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	380,000	384,045
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,465,000	3,465,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	3,200,000	3,200,000
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.40%		01/07/25	38,545,000	38,545,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.12%		03/20/25	50,705,000	50,705,000
Water System Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(a)	4.08%		01/02/25	19,800,000	19,800,000
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,905,000	5,905,000
Electric & Gas Refunding RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,750,000	3,750,000
Electric & Gas Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,405,000	6,405,000
Electric & Gas Systems Refunding RB Series 2022		5.00%		02/01/25	200,000	200,250
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	13,200,000	13,200,000
San Marcos Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	500,000	504,940
Schertz-Cibolo-Universal City ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/25	250,000	249,913
Socorro ISD
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	600,000	606,575
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.66%		01/07/25	10,935,000	10,935,000
Southwest ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/25	305,000	305,156
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	350,000	350,453
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spring Branch ISD
Limited Tax Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	200,000	200,258
LT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	390,000	390,503
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	445,000	445,554
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.67%		01/07/25	2,235,000	2,235,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	3,280,000	3,280,000
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	3.80%		01/02/25	11,245,000	11,245,000
Hospital Refunding RB (Baylor Scott & White) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.75%		01/02/25	20,725,000	20,725,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,000,000	1,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	6,850,000	6,850,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,570,000	2,570,000
RB (Texas Health Resources) Series 2008A	(a)	3.60%		01/07/25	38,860,000	38,860,000
RB (Texas Health Resources) Series 2008C	(a)	3.60%		01/07/25	1,585,000	1,585,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	3.78%		01/07/25	4,800,000	4,800,000
Tatum ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	565,000	565,394
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	3,300,000	3,300,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.87%		01/07/25	13,885,000	13,885,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/07/25	14,645,000	14,645,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/07/25	13,425,000	13,425,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.75%		01/07/25	7,690,000	7,690,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/07/25	5,070,000	5,070,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/07/25	23,820,000	23,820,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	3.82%		01/07/25	79,670,000	79,670,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.15%		01/07/25	30,000,000	30,000,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/07/25	5,535,000	5,535,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.75%		01/07/25	17,380,000	17,380,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	11,920,000	11,920,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.87%		01/07/25	20,055,000	20,055,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	21,160,000	21,160,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	12,215,000	12,215,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	14,125,000	14,125,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.87%		01/07/25	3,870,000	3,870,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	17,325,000	17,325,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.87%		01/07/25	20,085,000	20,085,000
Texas A&M Univ
CP Series A		3.55%		01/07/25	17,500,000	17,500,000
CP Series A		3.45%		01/09/25	10,000,000	9,999,811
CP Series B		3.18%		02/18/25	26,358,000	26,358,000
CP Series B		3.15%		03/13/25	17,671,000	17,671,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.66%		01/07/25	4,390,000	4,390,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.66%		01/07/25	11,080,000	11,080,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.75%		01/07/25	10,375,000	10,375,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.66%		01/07/25	11,400,000	11,400,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/07/25	12,445,000	12,445,000
Residential Mortgage RB Series 2024C (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	8,400,000	8,400,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	(a)	3.15%		01/07/25	995,000	995,000
S/F Mortgage RB Series 2019A		1.75%		09/02/25	230,000	227,460
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	8,245,000	8,245,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	3.15%		01/07/25	5,590,000	5,590,000
Texas Public Finance Auth
CP Series 2016B		3.22%		01/22/25	19,725,000	19,725,000
CP Series 2016B		3.22%		01/23/25	18,000,000	18,000,000
CP Series 2019A		3.18%		01/16/25	32,100,000	32,100,000
Texas Transportation Commission
GO Bonds Series 2006B	(a)	3.64%		01/07/25	15,075,000	15,075,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.67%		01/07/25	119,000,000	119,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	4,000,000	4,000,000
GO Bonds Fund II Series 207B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/07/25	19,000,000	19,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Water Dev Brd
State Water Implementation Fund RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	2,850,000	2,850,000
State Water Implementation Fund RB Series 2020		5.00%		04/15/25	425,000	427,103
State Water Implementation Fund RB Series 2022		5.00%		04/15/25	550,000	552,504
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	5,000,000	5,000,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	855,000	855,000
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.77%		01/07/25	9,000,000	9,000,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,000,000	2,000,000
State Water Implementation Fund RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	8,795,000	8,795,000
State Water Implementation Fund RB Series 2024A (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	13,375,000	13,375,000
Univ of Texas
CP Notes Series A		3.27%		01/21/25	25,000,000	25,000,000
CP Notes Series A		3.20%		01/23/25	25,000,000	25,000,000
CP Notes Series A		3.05%		02/03/25	25,000,000	25,000,000
CP Notes Series A		3.08%		02/10/25	25,000,000	25,000,000
CP Notes Series A		3.16%		02/12/25	25,000,000	25,000,000
CP Notes Series A		3.10%		02/13/25	6,000,000	6,000,000
CP Notes Series A		3.15%		02/20/25	20,000,000	20,000,000
CP Notes Series A		3.15%		02/27/25	20,000,000	20,000,000
CP Notes Series A		3.04%		03/04/25	10,000,000	10,000,000
CP Notes Series A		3.02%		03/06/25	22,500,000	22,500,000
CP Notes Series A		3.17%		03/17/25	25,000,000	25,000,000
CP Notes Series A		3.11%		03/26/25	25,000,000	25,000,000
CP Notes Series A		3.14%		04/02/25	17,500,000	17,500,000
Financing System RB Series 2016D		5.00%		08/15/25	410,000	414,544
Financing System RB Series 2019B (LIQ: UBS AG)	(b)(c)(d)	3.65%		01/07/25	4,340,000	4,340,000
Revenue Financing Bonds Series 2016E		5.00%		08/15/25	180,000	182,005
Revenue Financing CP Series A		3.22%		01/08/25	8,500,000	8,500,000
Revenue Financing CP Series A		3.35%		01/08/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.20%		01/09/25	15,000,000	15,000,000
Revenue Financing CP Series A		3.23%		01/13/25	15,000,000	15,000,000
Revenue Financing CP Series A		3.25%		01/13/25	12,500,000	12,500,000
Revenue Financing CP Series A		3.28%		01/14/25	22,000,000	22,000,000
Revenue Financing CP Series A		3.18%		02/13/25	5,600,000	5,600,000
Revenue Financing CP Series A		3.15%		02/14/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.03%		02/19/25	20,000,000	20,000,000
Revenue Financing CP Series A		3.10%		03/03/25	7,500,000	7,500,000
Revenue Financing CP Series A		3.15%		03/13/25	20,000,000	20,000,000
Revenue Financing CP Series A		3.05%		03/14/25	500,000	500,000
Revenue Financing CP Series A		3.05%		03/21/25	3,000,000	3,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A		3.10%		04/02/25	20,000,000	20,000,000
Revenue Financing CP Series A		3.13%		04/08/25	8,335,000	8,335,000
Revenue Financing CP Series A		3.15%		04/09/25	12,500,000	12,500,000
Revenue Financing CP Series A		3.10%		04/23/25	20,000,000	20,000,000
Revenue Financing CP Series A		3.11%		05/12/25	22,410,000	22,410,000
Revenue Financing CP Series A		3.15%		05/12/25	4,000,000	4,000,000
Revenue Financing CP Series A		3.10%		05/13/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.20%		05/13/25	24,000,000	24,000,000
Revenue Financing CP Series A		3.15%		05/14/25	21,000,000	21,000,000
Revenue Financing CP Series A		3.17%		05/14/25	15,000,000	15,000,000
Revenue Financing CP Series A		3.10%		05/21/25	10,063,000	10,063,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.25%		01/02/25	36,205,000	36,205,000
Van Tex ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	100,000	100,078
Waller ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	200,393
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	1,615,000	1,615,000
Wichita Falls Tex ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/25	145,000	145,054
Wylie ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	4,025,000	4,025,000
						3,476,841,912
UTAH 0.3%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	3.68%		01/07/25	510,000	510,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/07/25	8,940,000	8,940,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.60%		01/07/25	1,315,000	1,315,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.75%		01/07/25	31,995,000	31,995,000
						47,635,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 1.3%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)	3.60%		01/07/25	60,930,000	60,930,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	6,100,000	6,100,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	3.57%		01/07/25	11,160,000	11,160,000
Health Care RB (Inova Health) Series 2018C	(a)	3.57%		01/07/25	1,670,000	1,670,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	12,495,000	12,495,000
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,250,000	2,250,000
IDA of Fairfax Cnty
Health Care RB (Inova Health) Series 2014A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		01/02/25	10,000,000	10,000,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	3.85%		01/02/25	6,990,000	6,990,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.66%		01/07/25	7,000,000	7,000,000
Roanoke Economic Development Auth Corp
Hospital Refunding RB (Carilion Clinic) Series 2020C (LOC: TD BANK NA)	(a)	3.80%	01/02/25	01/07/25	9,400,000	9,400,000
Virginia Small Business Financing Auth
Environmental Facilities RB Series 2022 (ESCROW)		4.00%		11/20/25	20,000,000	20,000,000
Hospital RB (Carilion Clinic) Series 2008A (LOC: TRUIST BANK)	(a)	3.90%	01/02/25	01/07/25	31,900,000	31,900,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(a)	3.80%	01/02/25	01/07/25	5,000,000	5,000,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	4,050,000	4,050,000
Winchester IDA
RB (Valley Health System) Series 2024B1 (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	16,955,000	16,955,000
RB (Valley Health System) Series 2024B2 (LOC: TRUIST BANK)	(a)	3.95%		01/02/25	24,700,000	24,700,000
						233,965,000
WASHINGTON 1.2%
Issaquah SD #411
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	200,000	201,366
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/07/25	3,390,000	3,390,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	3.63%		01/07/25	6,125,000	6,125,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Seattle
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/07/25	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/07/25	5,420,000	5,420,000
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	3,630,000	3,630,000
Intermediate Lien Refunding RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.72%		01/07/25	2,490,000	2,490,000
Intermediate Lien Refunding RB Series 2024B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/07/25	4,105,000	4,105,000
Intermediate Lien Refunding RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.72%		01/07/25	6,560,000	6,560,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.65%		01/07/25	123,435,000	123,435,000
Seattle
Light & Power Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,330,000	3,330,000
Washington
COP Series 2015C		5.00%		01/02/25	175,000	175,000
COP Series 2019A		5.00%		01/02/25	120,000	120,000
COP Series 2021C		5.00%		01/02/25	100,000	100,000
COP Series 2022A		5.00%		01/02/25	300,000	300,000
COP Series 2023C		5.00%		01/02/25	425,000	425,000
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	11,625,000	11,625,000
GO Bonds Series 2018C		5.00%		02/01/25	310,000	310,409
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	3.64%		01/07/25	5,500,000	5,500,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,675,000	1,675,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,665,000	1,665,000
Go Refunding Bonds Series R2025A		5.00%		07/01/25	10,000,000	10,110,060
GOP Series 2019D		5.00%		07/01/25	290,000	292,478
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2020B		5.00%		01/02/25	165,000	165,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C		5.00%		08/01/25	250,000	252,523
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/07/25	16,450,000	16,450,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/07/25	5,325,000	5,325,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/07/25	3,060,000	3,060,000
M/F Housing RB (Urban Center Apts) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.63%		01/07/25	295,000	295,000
						219,116,836
WEST VIRGINIA 0.4%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	3.69%		01/07/25	39,800,000	39,800,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	4.43%		01/07/25	23,240,000	23,240,000
						63,040,000
WISCONSIN 1.3%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(a)	3.70%		01/07/25	10,000,000	10,000,000
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	3.70%		01/07/25	73,900,000	73,900,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.25%		01/07/25	3,080,000	3,080,000
Home Ownership RB Series 2020A		1.60%		03/01/25	120,000	119,551
Home Ownership RB Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)	3.60%		01/07/25	5,300,000	5,300,000
Home Ownership RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	7,295,000	7,295,000
Home Ownership RB Series 2024B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	7,500,000	7,500,000
Home Ownership RB Series 2024C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	3,915,000	3,915,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,500,000	4,500,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(a)	4.05%		01/02/25	9,745,000	9,745,000
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	3.80%		01/02/25	4,255,000	4,255,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	3.20%		01/07/25	60,190,000	60,190,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	3.65%		01/07/25	30,790,000	30,790,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.80%		01/07/25	10,000,000	10,000,000
						232,589,551
WYOMING 1.0%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.82%		01/02/25	69,850,000	69,850,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.89%		01/02/25	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	3.89%		01/02/25	22,400,000	22,400,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.80%		01/02/25	3,880,000	3,880,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.25%		01/07/25	32,700,000	32,700,000
						174,530,000
MULTIPLE STATES 3.4%
AllianceBernstein National Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)	3.78%		01/07/25	25,000,000	25,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackrock Muni Assets Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.78%		01/07/25	101,500,000	101,500,000
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.78%		01/07/25	74,000,000	74,000,000
Variable Rate Demand Preferred Shares Series W7A (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.76%		01/07/25	80,000,000	80,000,000
Blackrock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.77%		01/07/25	300,000,000	300,000,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.78%		01/07/25	12,600,000	12,600,000
						593,100,000
Total Municipal Securities (Cost $17,338,488,383)						17,338,488,383
Total Investments in Securities (Cost $17,338,488,383)						17,338,488,383

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,436,093,000 or 25.3% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$17,338,488,383
Cash		19,117
Receivables:
Fund shares sold		223,690,955
Interest		87,243,655
Prepaid expenses	+	128,302
Total assets		17,649,570,412

Liabilities
Payables:
Fund shares redeemed		44,672,540
Investments bought		35,059,133
Distributions to shareholders		10,691,143
Investment adviser and administrator fees		2,357,198
Shareholder service fees		99,994
Independent trustees’ fees		210
Accrued expenses	+	666,595
Total liabilities		93,546,813
Net assets		$17,556,023,599

Net Assets by Source
Capital received from investors		$17,556,023,599
Net assets		$17,556,023,599

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,345,940,292		4,344,900,979		$1.00
Ultra Shares	$13,210,083,307		13,206,912,040		$1.00

See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$548,153,726

Expenses
Investment adviser and administrator fees		30,912,440
Shareholder service fees:
Investor Shares		6,013,144
Registration fees		885,764
Portfolio accounting fees		263,597
Custodian fees		188,569
Shareholder reports		96,872
Professional fees		64,279
Independent trustees’ fees		58,894
Transfer agent fees		1,320
Other expenses	+	125,198
Total expenses		38,610,077
Expense reduction	–	1,646,918
Net expenses	–	36,963,159
Net investment income		511,190,567

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		231,056
Increase in net assets resulting from operations		$511,421,623
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$511,190,567	$473,751,965
Net realized gains	+	231,056	318,040
Increase in net assets from operations		$511,421,623	$474,070,005

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($121,606,338 )	($108,431,828 )
Ultra Shares	+	(389,780,012)	(365,521,336)
Total distributions		($511,386,350 )	($473,953,164 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		6,071,296,832	7,683,763,914
Ultra Shares	+	24,513,762,814	28,650,362,106
Total shares sold		30,585,059,646	36,334,126,020
Shares Reinvested
Investor Shares		87,283,141	76,224,652
Ultra Shares	+	284,418,748	270,193,609
Total shares reinvested		371,701,889	346,418,261
Shares Redeemed
Investor Shares		(5,815,604,674)	(6,711,058,724)
Ultra Shares	+	(24,135,463,679)	(27,954,683,454)
Total shares redeemed		(29,951,068,353)	(34,665,742,178)
Net transactions in fund shares		1,005,693,182	2,014,802,103

NET ASSETS
Beginning of period		$16,550,295,144	$14,535,376,200
Total increase	+	1,005,728,455	2,014,918,944
End of period		$17,556,023,599	$16,550,295,144

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.07%	3.02%	0.90%	0.02%	0.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.31%[3,4]	0.11%[4]	0.31%[4,5]
Total expenses	0.36%	0.38%	0.37%[3]	0.37%	0.49%
Net investment income (loss)	3.02%	2.97%	1.01%	0.01%	0.38%
Net assets, end of period (x 1,000,000)	$1,234	$1,075	$875	$644	$835

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	—	(0.00)[3]	—
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.23%	3.17%	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%[5,6]	0.11%[6]	0.19%[6,7]
Total expenses	0.21%	0.23%	0.22%[5]	0.22%	0.22%[7]
Net investment income (loss)	3.17%	3.17%	1.50%	0.01%	0.02%[7]
Net assets, end of period (x 1,000,000)	$2,765	$2,065	$967	$161	$229

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 92.3% OF NET ASSETS
ALABAMA 4.2%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	1,965,000	1,965,000
Black Belt Energy Gas District
Gas Project RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	6,490,000	6,490,000
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	17,500,000	17,500,000
Gas RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	4,000,000	4,000,000
Gas RB Series 2024D (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.15%		01/02/25	12,800,000	12,800,000
Gas Supply RB Series 2023B	(a)(b)(c)	3.65%		01/07/25	4,000,000	4,000,000
Energy Southeast Cooperative District
Energy Supply RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	7,085,000	7,085,000
Huntsville Health Care Auth
CP		3.08%		02/03/25	7,000,000	7,000,000
CP		3.15%		02/12/25	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	3.70%		01/07/25	23,200,000	23,200,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	3.70%		01/07/25	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	3.70%		01/07/25	38,520,000	38,520,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	5,315,000	5,315,000
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	3,125,000	3,125,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,335,000	2,335,000
Commodity Supply RB (Project No 6) Series 2023B	(a)(b)(c)	3.65%		01/07/25	4,000,000	4,000,000
						167,335,000
ALASKA 0.1%
Valdez
Refunding RB (ExxonMobil) Series 2001	(d)	3.80%		01/02/25	200,000	200,000
Terminal Refunding RB (Exxon) Series 1993C	(d)	3.80%		01/02/25	5,315,000	5,315,000
						5,515,000
ARIZONA 1.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	10,000,000	10,000,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(d)	4.05%		01/02/25	7,450,000	7,450,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: TD BANK NA)	(d)	3.80%		01/02/25	590,000	590,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	2,500,000	2,500,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	7,500,000	7,500,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	3.77%		01/07/25	18,500,000	18,500,000
						46,540,000
CALIFORNIA 0.9%
California
GO Bonds Series 2024C2 (LOC: BANK OF AMERICA NA)	(d)	2.59%		01/07/25	23,940,000	23,937,606
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004K		3.15%		02/11/25	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B4		3.15%		02/13/25	7,595,000	7,595,000
						37,532,606
COLORADO 2.4%
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	7,815,000	7,815,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	1,365,000	1,365,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	2,800,000	2,800,000
RB (Intermountain Healthcare) Series 2022E	(d)	4.05%		01/02/25	20,620,000	20,620,000
RB (Intermountain Healthcare) Series 2024D	(d)	3.75%		01/02/25	8,590,000	8,590,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(d)	3.80%		01/02/25	3,800,000	3,800,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(d)	4.05%		01/02/25	7,365,000	7,365,000
Refunding RB (SCL Health System) Series 2019A		5.00%		01/02/25	150,000	150,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	4,000,000	4,000,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,400,000	1,400,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.20%		01/06/25	7,500,000	7,500,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.15%		01/08/25	6,000,000	6,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.20%		01/09/25	7,000,000	7,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.12%		03/06/25	16,000,000	16,000,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018A	(d)	3.10%		01/07/25	1,470,000	1,470,000
						95,875,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CONNECTICUT 0.1%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	4,000,000	4,000,000
DISTRICT OF COLUMBIA 1.5%
District Columbia Income Tax
Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	4,480,000	4,480,000
District of Columbia
GO CP BAN Series 2022A (LOC: BARCLAYS BANK PLC)		3.15%		01/08/25	12,923,000	12,923,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(b)	3.25%	02/04/25	08/29/25	19,300,000	19,300,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(d)	3.72%		01/07/25	18,400,000	18,400,000
Public Utility Sub Lien Refunding RB Series 2024B1 (LIQ: TD BANK NA)	(d)	3.80%		01/02/25	4,570,000	4,570,000
						59,673,000
FLORIDA 3.4%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.22%		01/28/25	6,905,000	6,905,000
Florida
Capital Outlay Refunding Bonds Series 2017A		5.00%		01/02/25	245,000	245,000
Florida Dept of Transportation
Turnpike RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	5,000,000	5,000,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	3.75%		01/07/25	3,520,000	3,520,000
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: TRUIST BANK)	(d)	3.78%		01/07/25	5,220,000	5,220,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.16%		02/04/25	5,000,000	5,000,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2016F		5.00%		06/01/25	300,000	302,037
Public Education Capital Outlay Refunding Bonds Series 2022B		5.00%		06/01/25	175,000	176,225
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(d)	3.25%		01/07/25	4,600,000	4,600,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(d)	3.80%		01/02/25	5,675,000	5,675,000
Health System RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(d)	3.95%		01/02/25	1,775,000	1,775,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.23%		01/13/25	13,800,000	13,800,000
Health Care Refunding RB (Baptist Health) Series 2019B	(d)	3.65%		01/07/25	6,800,000	6,800,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.67%		01/07/25	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	2,635,000	2,635,000
Professional Sports Franchise Facilities Tax RB Series 2009E (LOC: TD BANK NA)	(d)	3.70%		01/07/25	13,900,000	13,900,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.14%		01/02/25	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	5,430,000	5,430,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	27,815,000	27,815,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	7,815,000	7,815,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	935,000	935,000
						134,338,262
GEORGIA 1.4%
Atlanta
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		3.20%		01/13/25	22,995,000	22,995,000
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	3,650,000	3,650,000
Georgia
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(a)(b)(c)	3.65%		01/07/25	7,000,000	7,000,000
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	5,000,000	5,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	3.65%		01/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	3.65%		01/07/25	2,710,000	2,710,000
Gas Supply RB Series 2023E2	(a)(b)(c)	3.65%		01/07/25	10,000,000	10,000,000
						55,355,000
ILLINOIS 2.8%
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	4,400,000	4,400,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.22%		02/03/25	6,626,000	6,626,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.20%		01/07/25	15,750,000	15,750,000
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO BANK NA)	(d)	3.15%		01/07/25	500,000	500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	7,695,000	7,695,000
RB (Presence Health) Series 2016C		5.00%		02/15/25	150,000	150,284
RB (Uhlich Children’s Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(d)	3.60%		01/07/25	630,000	630,000
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(d)	3.75%		01/02/25	13,965,000	13,965,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	10,900,000	10,900,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	8,000,000	8,000,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/02/25	1,550,000	1,550,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(d)	3.95%		01/02/25	1,075,000	1,075,000
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(d)	3.55%		01/02/25	685,000	685,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Housing Development Auth
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	3.65%		01/07/25	5,000,000	5,000,000
RB Series 2023P (LIQ: TD BANK NA)	(d)	3.60%		01/07/25	9,000,000	9,000,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2024I (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	5,830,000	5,830,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.66%	01/02/25	01/07/25	4,580,000	4,580,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.68%		01/07/25	3,000,000	3,000,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	2,165,000	2,165,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.68%		01/07/25	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.68%		01/07/25	1,975,000	1,975,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	2,665,000	2,665,000
Toll Highway Sr RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.68%		01/07/25	2,650,000	2,650,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.34%		01/07/25	1,400,000	1,400,000
						112,191,284
INDIANA 2.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	3.66%		01/07/25	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	3.66%		01/07/25	11,000,000	11,000,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	2,500,000	2,500,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	890,000	890,000
Hospital RB (Parkview Health System) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.15%		01/07/25	650,000	650,000
Refunding RB (Trinity Health) Series 2008D1	(d)	3.55%		01/07/25	23,410,000	23,410,000
Refunding RB (Trinity Health) Series 2008D2		3.08%		03/06/25	10,000,000	10,000,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2024A1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	5,360,000	5,360,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	6,035,000	6,035,000
S/F Mortgage RB Series 2024C1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	3,965,000	3,965,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	4,500,000	4,500,000
						96,810,000
IOWA 0.5%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	3.80%		01/07/25	5,400,000	5,400,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	3.66%		01/07/25	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	3.66%		01/07/25	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	3.80%		01/07/25	4,060,000	4,060,000
RB (UnityPoint Health) Series 2018F (LOC: TD BANK NA)	(d)	3.80%		01/02/25	500,000	500,000
						18,350,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 1.5%
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(d)	3.95%		01/02/25	16,700,000	16,700,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,195,000	1,195,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.19%		01/08/25	31,097,000	31,097,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	5,105,000	5,105,000
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	4,765,000	4,765,000
						58,862,000
LOUISIANA 0.4%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(d)	3.82%		01/02/25	600,000	600,000
RB (ExxonMobil) Series 2010B	(d)	3.82%		01/02/25	4,300,000	4,300,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(d)	3.64%		01/07/25	2,800,000	2,800,000
Refunding RB (Christus Health) Series 2009B2 (LOC: TD BANK NA)	(d)	3.64%		01/07/25	1,200,000	1,200,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)	(b)	4.00%		03/17/25	5,000,000	5,000,000
						13,900,000
MAINE 0.2%
Maine State Housing Auth
Mortgage RB Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	5,900,000	5,900,000
MARYLAND 1.0%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.90%		01/07/25	6,000,000	6,000,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.90%		01/07/25	6,425,000	6,425,000
Maryland Health & Higher Educational Facilities Auth
RB Series 1985B (LOC: TD BANK NA)	(d)	3.60%		01/07/25	6,355,000	6,355,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD	(b)	3.20%		03/03/25	10,000,000	10,000,000
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	8,810,000	8,810,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(d)	3.80%		01/02/25	1,100,000	1,100,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(d)	3.85%		01/02/25	2,050,000	2,050,000
Public Improvement Bonds Series 2023		5.00%		06/01/25	215,000	216,504
						40,956,504
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 11.2%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	2,460,000	2,460,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	1,000,000	1,000,000
GO Bonds Series 2024E (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	4.25%		01/02/25	4,500,000	4,500,000
GO Bonds Series 2024I (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.63%		01/07/25	6,000,000	6,000,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		3.13%		01/09/25	6,000,000	6,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		3.12%		01/09/25	16,500,000	16,500,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		3.08%		01/10/25	23,500,000	23,500,000
Sub Sales Tax Bonds Series 2022A (LIQ: TD BANK NA)	(d)	3.65%		01/07/25	2,635,000	2,635,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	3.90%		01/07/25	4,745,000	4,745,000
RB (Children’s Hospital Issue) Series V 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		01/02/25	24,920,000	24,920,000
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: TD BANK NA)	(a)(d)	3.75%		01/02/25	245,000	245,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/02/25	14,745,000	14,745,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/02/25	14,000,000	14,000,000
M/F Housing Bonds Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	1,215,000	1,215,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.69%		01/07/25	55,300,000	55,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.69%		01/07/25	20,900,000	20,900,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.68%		01/07/25	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.65%		01/07/25	51,800,000	51,800,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.67%		01/07/25	29,700,000	29,700,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.71%		01/07/25	35,700,000	35,700,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	3.71%		01/07/25	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	3.68%		01/07/25	55,500,000	55,500,000
						449,365,000
MICHIGAN 2.2%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.73%		01/07/25	2,390,000	2,390,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(b)	3.20%		03/03/25	17,530,000	17,530,000
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/02/25	1,045,000	1,045,000
Hospital Refunding RB (Trinity Health) Series 2019MI-1	(b)	5.00%		02/03/25	3,100,000	3,106,125
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,250,000	1,250,000
Michigan Housing Development Auth
S/F Mortgage RB Series 2006C (LIQ: TD BANK NA)	(d)	3.67%		01/07/25	10,725,000	10,725,000
S/F Mortgage RB Series 2023B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	2,000,000	2,000,000
S/F Mortgage RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	1,955,000	1,955,000
Monroe Public Schools
School Building & Site Bonds Series 2020I (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.67%		01/07/25	3,000,000	3,000,000
Univ of Michigan
CP Notes Series L1		3.21%		01/16/25	15,000,000	15,000,000
General RB Series 2009B		3.15%		02/19/25	20,000,000	20,000,000
General RB Series 2017A (ESCROW) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%	01/02/25	01/07/25	5,760,000	5,760,000
						88,311,125
MINNESOTA 3.0%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.70%		01/07/25	1,750,000	1,750,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.73%		01/07/25	14,805,000	14,805,000
Minneapolis
Student Residence RB Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.87%		01/07/25	4,300,000	4,300,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(d)	3.60%		01/07/25	40,300,000	40,300,000
Health Care Facilities RB (Mayo Clinic) Series 2014		3.20%		02/20/25	8,000,000	8,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(d)	3.66%		01/07/25	49,350,000	49,350,000
St. Louis Park
M/F Housing RB (Shoreham Project) Series 2015B (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.91%		01/07/25	1,100,000	1,100,000
						119,605,000
MISSISSIPPI 1.2%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(d)	3.65%		01/07/25	1,425,000	1,425,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	4.00%		01/02/25	2,920,000	2,920,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(d)	3.80%		01/02/25	2,300,000	2,300,000
IDRB (Chevron) Series 2007A	(d)	3.80%		01/02/25	13,400,000	13,400,000
IDRB (Chevron) Series 2007E	(d)	4.00%		01/02/25	525,000	525,000
IDRB (Chevron) Series 2010H	(d)	4.00%		01/02/25	6,460,000	6,460,000
IDRB (Chevron) Series 2011A	(d)	4.00%		01/02/25	6,140,000	6,140,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDRB (Chevron) Series 2011B	(d)	4.00%		01/02/25	1,830,000	1,830,000
Port Facilities Refunding RB (Chevron) Series 2023	(d)	3.80%		01/02/25	8,400,000	8,400,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	5,200,000	5,200,000
						48,600,000
MISSOURI 1.0%
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.79%	01/02/25	01/07/25	4,225,000	4,225,000
Missouri Development Finance Board
RB (Kopytek Printing) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.85%		01/07/25	975,000	975,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System) Series 2021A		4.00%		07/01/25	250,000	250,932
Health Facilities RB (CoxHealth) Series 2008BC (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	7,805,000	7,805,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	4,590,000	4,590,000
Health Facilities RB (Mercy Health) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	3,520,000	3,520,000
RB (Ascension Health) Series 2003C2	(d)	3.10%		01/07/25	14,495,000	14,495,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	4.05%		01/02/25	4,100,000	4,100,000
						41,505,932
NEBRASKA 0.2%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	655,000	655,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2024C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	1,910,000	1,910,000
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,000,000	2,000,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	3.80%		01/07/25	3,500,000	3,500,000
						8,065,000
NEVADA 0.0%
Clark Cnty
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.63%		01/07/25	450,000	450,000
NEW HAMPSHIRE 0.7%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(d)	4.10%		01/02/25	2,880,000	2,880,000
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(d)	4.23%		01/07/25	27,000,000	27,000,000
						29,880,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 0.5%
Berkeley Township
BAN 2024B		4.00%		08/25/25	4,000,000	4,024,223
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	1,665,000	1,665,000
Hudson Cnty
BAN 2024		4.00%		02/28/25	225,000	225,190
Teaneck Township
BAN 2024B		3.50%		12/16/25	4,500,000	4,522,888
Verona Township
BAN		4.25%		02/28/25	3,014,750	3,018,747
Woodbridge
BAN		4.00%		10/10/25	8,175,000	8,238,551
						21,694,599
NEW YORK 17.2%
Amityville UFSD
TAN 2024-2025		4.00%		06/26/25	3,000,000	3,013,811
Bay Shore UFSD
TAN 2024-2025		4.00%		06/20/25	20,000,000	20,087,981
Colonie
BAN 2024		4.25%		03/07/25	8,787,275	8,801,882
Connetquot CSD
TAN 2024-2025		4.00%		06/24/25	18,000,000	18,081,929
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	4,000,000	4,016,069
Fairpoint CSD
GO BAN 2024		4.50%		07/17/25	25,000,000	25,116,526
Frontier CSD
BAN 2024A		4.50%		06/26/25	12,000,000	12,052,184
Half Hollow Hills CSD
TAN 2024-2025		4.00%		06/24/25	2,500,000	2,509,442
Hyde Park CSD
BAN 2024		4.50%		06/25/25	4,000,000	4,017,486
Kings Park CSD
TAN 2024-2025		3.75%		06/20/25	10,600,000	10,624,148
Kingston
BAN Series 2024D		4.25%		08/13/25	11,114,452	11,168,912
Manhasset UFSD
BAN 2024		4.00%		08/29/25	3,800,000	3,821,224
Metropolitan Transportation Auth
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(d)	3.80%		01/02/25	4,000,000	4,000,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(d)	3.85%		01/02/25	1,500,000	1,500,000
Middle Country CSD
TAN 2024-2025		4.00%		06/24/25	5,500,000	5,524,408
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	4,500,000	4,517,689
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(d)	3.80%		01/02/25	29,700,000	29,700,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(d)	3.80%		01/02/25	3,560,000	3,560,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(d)	3.80%		01/02/25	400,000	400,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		01/02/25	4,450,000	4,450,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.80%		01/02/25	5,500,000	5,500,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		01/02/25	14,750,000	14,750,000
GO Bonds Fiscal 2024 Series C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	1,925,000	1,925,000
New York City Housing Development Corp
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.65%		01/07/25	1,600,000	1,600,000
M/F Housing RB Series 2024 A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	3,195,000	3,195,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(d)	3.80%		01/02/25	14,850,000	14,850,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(d)	4.00%		01/02/25	23,840,000	23,840,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(d)	3.80%		01/02/25	21,085,000	21,085,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(d)	3.85%		01/02/25	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1&3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	920,000	920,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(d)	3.85%		01/02/25	10,000,000	10,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(d)	3.85%		01/02/25	6,700,000	6,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.65%		01/07/25	8,445,000	8,445,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.64%		01/07/25	2,085,000	2,085,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.80%		01/02/25	500,000	500,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(d)	3.80%		01/02/25	1,200,000	1,200,000
Water & Sewer System RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	2,445,000	2,445,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	2,100,000	2,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.05%		01/02/25	4,505,000	4,505,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.85%		01/02/25	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.05%		01/02/25	100,000	100,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.05%		01/02/25	5,555,000	5,555,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	1,020,000	1,020,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	3.98%		01/02/25	31,085,000	31,085,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	1,300,000	1,300,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	3,280,000	3,280,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	2,905,000	2,905,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	8,475,000	8,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	3.70%		01/07/25	1,675,000	1,675,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.67%		01/07/25	2,360,000	2,360,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	4,045,000	4,045,000
Future Tax Secured Sub Bonds Fiscal Series 2017E1 & 2017B1 & 2018B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	3,295,000	3,295,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	19,530,000	19,530,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,085,000	1,085,000
State Personal Income Tax RB Series 2015B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.85%		01/02/25	10,005,000	10,005,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	5,335,000	5,335,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	1,730,000	1,730,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,500,000	2,500,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	265,000	265,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	4,475,000	4,475,000
New York State HFA
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	4.15%		01/02/25	6,100,000	6,100,000
New York State Power Auth
CP Series 1		3.08%		02/04/25	7,000,000	7,000,000
CP Series 1		3.10%		02/04/25	11,250,000	11,250,000
CP Series 1		3.08%		02/05/25	5,000,000	5,000,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,070,000	1,070,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	2,500,000	2,500,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	9,025,000	9,025,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	3,000,000	3,000,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,970,000	1,970,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	895,000	895,000
North Syracuse CSD
GO BAN 2024		4.25%		08/01/25	15,000,000	15,075,473
Northport-East Northport UFSD
TAN 2024-2025		4.00%		06/24/25	5,000,000	5,020,639
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.67%		01/07/25	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.67%		01/07/25	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.67%		01/07/25	17,100,000	17,100,000
Oneida Cnty
GO BAN 2024		3.75%		02/28/25	7,000,000	7,000,000
Penn Yan CSD
GO BAN Series 2024		4.50%		06/26/25	3,500,000	3,514,247
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.90%		01/07/25	2,785,000	2,785,000
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	6,000,000	6,026,516
Smithtown CSD
TAN 2024-2025		4.00%		06/26/25	14,000,000	14,068,170
South Country CSD
TAN 2024-2025		4.00%		05/30/25	5,000,000	5,019,372
South Huntington UFSD
TAN 2024-2025		4.00%		06/24/25	11,000,000	11,052,116
Suffolk Cnty
TAN 2025		4.00%		07/25/25	10,000,000	10,063,456
Tonawanda
BAN 2024		4.00%		08/22/25	7,000,000	7,044,938
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(d)	3.85%		01/02/25	8,955,000	8,955,000
General RB Series 2003B2 (LOC: TD BANK NA)	(d)	3.80%		01/02/25	3,100,000	3,100,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(d)	3.80%		01/02/25	6,525,000	6,525,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(d)	3.80%		01/02/25	1,170,000	1,170,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	7,360,000	7,360,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	10,195,000	10,195,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	1,050,000	1,050,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	10,690,000	10,690,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	4,000,000	4,000,000
Sales Tax RB Series 2024A1 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.65%		01/07/25	2,000,000	2,000,000
Ulster Cnty
BAN 2024		3.75%		11/14/25	8,000,000	8,041,279
Wappingers CSD
BAN 2024		4.25%		08/08/25	4,000,000	4,022,194
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.80%		01/07/25	2,200,000	2,200,000
West Babylon UFSD
TAN 2024-2025		4.00%		06/20/25	5,000,000	5,021,903
West Genesee CSD
BAN 2024A		4.50%		06/26/25	5,065,000	5,086,079
						688,470,073
OHIO 1.8%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO BANK NA)	(d)	3.58%		01/07/25	8,825,000	8,825,000
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(d)	3.58%		01/07/25	3,550,000	3,550,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	5,000,000	5,000,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	7,400,000	7,400,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	2,460,000	2,460,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	7,730,000	7,730,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	2,000,000	2,000,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		01/02/25	755,000	755,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		01/02/25	9,890,000	9,890,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.66%		01/07/25	2,100,000	2,100,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(d)	3.80%		01/02/25	1,350,000	1,350,000
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NA)	(d)	3.57%		01/07/25	595,000	595,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.66%		01/07/25	4,000,000	4,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio HFA
Residential Mortgage RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	4,000,000	4,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.22%		01/06/25	1,500,000	1,500,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.11%		01/15/25	5,000,000	5,000,000
Ohio Hospital Facilities
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/02/25	500,000	500,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(b)	3.75%		02/03/25	3,870,000	3,870,000
						70,525,000
OREGON 0.8%
Beaverton SD #48J
GO Bonds Series 2022B (GTY: OREGON (STATE OF)) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,665,000	2,665,000
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	3,910,000	3,910,000
Clatsop Cnty SD No 30
GO Bonds Series 2019B (GTY: OREGON (STATE OF))		5.00%		06/15/25	130,000	130,971
Oregon
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.30%		01/22/25	15,532,000	15,532,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.20%		02/13/25	6,281,000	6,281,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	4.00%		01/07/25	3,415,000	3,415,000
						31,933,971
PENNSYLVANIA 3.4%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.90%		01/07/25	3,675,000	3,675,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	3,880,000	3,880,000
Beaver Cnty IDA
RB (Concordia Lutheran) Series 2018A (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	6,750,000	6,750,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	10,050,000	10,050,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	3.82%		01/07/25	2,995,000	2,995,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2009 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.75%		01/07/25	5,990,000	5,990,000
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.75%		01/07/25	2,910,000	2,910,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(d)	3.60%		01/07/25	650,000	650,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.90%		01/07/25	14,855,000	14,855,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	5,705,000	5,705,000
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		01/02/25	29,145,000	29,145,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.85%		01/07/25	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.73%		01/07/25	4,035,000	4,035,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(d)	3.80%		01/02/25	1,600,000	1,600,000
Pennsylvania HFA
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	6,195,000	6,195,000
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	1,000,000	1,000,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	8,665,000	8,665,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	4,270,000	4,270,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	1,000,000	1,000,000
S/F Mortgage RB Series 2024-146A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,505,000	2,505,000
S/F Mortgage RB Series 2024-147A (LIQ: UBS AG)	(a)(b)(c)	3.95%		01/02/25	2,670,000	2,670,000
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2024D1 (LOC: BANK OF AMERICA NA)	(d)	3.75%		01/02/25	950,000	950,000
RB (Thomas Jefferson Univ) Series 2024D2 (LOC: PNC BANK NA)	(d)	3.90%		01/02/25	16,000,000	16,000,000
						136,125,000
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Bonds Series 82-A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	4,500,000	4,500,000
SOUTH CAROLINA 1.5%
Charleston County SD
GO BAN Series 2024B		4.75%		05/08/25	15,000,000	15,058,985
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	12,000,000	12,000,000
Gas Supply RB Series 2023B1	(a)(b)(c)	3.65%		01/07/25	6,125,000	6,125,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	3.65%		01/07/25	6,665,000	6,665,000
South Carolina Housing Finance & Development Auth
M/F Housing RB (Broad River Village Apts) Series 2020 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.74%		01/07/25	8,950,000	8,950,000
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.65%		01/07/25	9,260,000	9,260,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.74%		01/07/25	2,070,000	2,070,000
						60,128,985
TENNESSEE 2.5%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	4.43%		01/07/25	2,860,000	2,860,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.66%		01/07/25	7,000,000	7,000,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(d)	3.75%		01/07/25	25,000,000	25,000,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(d)	4.18%		01/07/25	40,735,000	40,735,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	3,100,000	3,100,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	3,610,000	3,610,000
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2024-3B		3.50%		10/01/25	17,000,000	17,000,000
						99,305,000
TEXAS 17.8%
Aldine ISD
ULT GO Refunding Bond Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,196
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	130,000	130,255
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	155,000	155,285
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	700,000	700,000
Alief ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	200,336
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	9,225,000	9,225,000
RB (Harmony Public Schools) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	100,000	100,026
Arlington ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	985,000	986,934
Bastrop ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	4,800,000	4,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boerne ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	300,000	300,379
Brazosport ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,184
Bridge ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,605,000	2,605,000
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		3.23%		01/07/25	18,000,000	18,000,000
Bryan ISD
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	150,000	150,114
Canutillo ISD
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	265,000	265,518
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	3,600,000	3,600,000
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	195,000	195,363
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	2,000,000	2,000,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: UBS AG)	(a)(b)(c)	3.64%		01/07/25	2,910,000	2,910,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	250,000	250,463
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		3.25%		02/20/25	8,800,000	8,800,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.17%		05/08/25	6,150,000	6,150,000
Dallas ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,185
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	3,750,000	3,750,000
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	2,000,000	2,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	8,000,000	8,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	3,240,000	3,240,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	8,000,000	8,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	400,000	400,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	3,400,000	3,400,000
Forney ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	410,000	410,777
ULT GO Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	2,775,000	2,775,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	170,000	171,810
Fort Worth ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	140,000	140,270
Frisco ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	175,000	175,348
Gregory Portland ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	110,000	110,213
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	100,000	100,186
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.15%		03/06/25	4,000,000	4,000,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.28%		01/09/25	5,815,000	5,815,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.14%		02/06/25	6,500,000	6,500,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health System) Series 2024E	(d)	3.10%		01/07/25	2,285,000	2,285,000
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.77%		01/07/25	4,000,000	4,000,000
Hospital RB (Memorial Hermann Health) Series 2024F	(d)	3.45%		01/07/25	20,000,000	20,000,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	8,220,000	8,220,000
RB (Houston Methodist) Series 2020B	(d)	4.05%		01/02/25	3,695,000	3,695,000
Refunding RB (Methodist Hospital) Series 2009C1		4.10%		01/02/25	50,000,000	50,000,000
Refunding RB (Methodist Hospital) Series 2009C2		4.10%		01/02/25	20,000,000	20,000,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: UBS AG)	(a)(b)(c)	3.95%		01/02/25	8,760,000	8,760,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.18%		04/08/25	6,060,000	6,060,000
Hays Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	285,000	285,557
Hearne ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	250,000	250,005
Holliday ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,274
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Houston Combined Utility System
1st Lien Refunding RB Series 2004B2 (ESCROW) (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.63%		01/07/25	25,875,000	25,875,000
Jr Lien Refunding RB Series 2001B (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	12,500,000	12,500,000
Irving ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	665,000	666,326
Klein ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	100,000	100,132
La Porte ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	425,000	425,817
Lamar Consolidated ISD
ULT Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	5,250,000	5,250,000
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	200,367
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	3,000,000	3,000,000
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	3,105,000	3,105,000
Longview ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	140,000	140,270
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	6,265,000	6,265,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		3.12%		02/03/25	5,000,000	5,000,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	(d)	3.85%		01/02/25	3,000,000	3,000,000
RB (ExxonMobil) Series 2012	(d)	3.85%		01/02/25	5,675,000	5,675,000
Mansfield ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	290,000	290,569
McKinney ISD
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	230,000	230,442
North Texas Municipal Water District
Water System RB Extendable CP	(b)	3.18%	02/18/25	09/15/25	20,000,000	20,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.73%		01/07/25	12,385,000	12,385,000
Pearland ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	110,000	110,211
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,245
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	150,289
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pflugerville ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	500,000	500,940
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	3.80%		01/07/25	31,315,000	31,315,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	3.80%		01/07/25	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	3.80%		01/07/25	4,000,000	4,000,000
Princeton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.64%		01/07/25	6,250,000	6,250,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.67%		01/07/25	7,895,000	7,895,000
Prosper ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	255,000	255,490
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	3,380,000	3,380,000
Richardson ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	405,000	405,779
Rockwall ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,244
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	185,000	185,350
Roma ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	240,000	239,769
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.40%		01/07/25	16,000,000	16,000,000
Water System Jr Lien Refunding RB Series 2023A & 2022B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	4,635,000	4,635,000
Water System Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(d)	4.08%		01/02/25	5,700,000	5,700,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	8,000,000	8,000,000
Electric & Gas Systems Refunding RB Series 2012		5.25%		02/01/25	1,030,000	1,031,527
Electric & Gas Systems Refunding RB Series 2022		5.00%		02/01/25	300,000	300,382
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	3,325,000	3,325,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,980,000	1,980,000
Electric & Gas Systems Refunding RB Series 2024E (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	6,670,000	6,670,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.73%		01/07/25	1,800,000	1,800,000
San Benito Consolidated ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	235,000	235,355
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	885,000	885,911
Spring Branch ISD
Limited Tax Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	570,000	570,732
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	140,000	140,172
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,745,000	2,745,000
Hospital RB (Baylor Scott & White) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.68%		01/07/25	1,185,000	1,185,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	1,500,000	1,500,000
Refunding RB (Christus Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.10%		01/07/25	2,425,000	2,425,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.70%		01/07/25	3,160,000	3,160,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.70%		01/07/25	4,440,000	4,440,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.10%		01/07/25	1,250,000	1,250,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.70%		01/07/25	9,510,000	9,510,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.70%		01/07/25	6,065,000	6,065,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	3.82%		01/07/25	12,730,000	12,730,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.75%		01/07/25	2,800,000	2,800,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.75%		01/07/25	9,420,000	9,420,000
Texas A&M Univ
CP Series B		3.15%		03/13/25	15,000,000	15,000,000
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.67%		01/07/25	4,360,000	4,360,000
Texas Public Finance Auth
CP Series 2019A		3.18%		01/16/25	2,900,000	2,900,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2021 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	2,000,000	2,000,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.65%		01/07/25	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	5,000,000	5,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	3.77%		01/07/25	4,860,000	4,860,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	2,600,000	2,600,000
State Water Implementation Fund RB Series 2024A (LIQ: UBS AG)	(a)(b)(c)	3.95%		01/02/25	6,000,000	6,000,000
TX Health Resources
Health System RB Series 2016A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.68%		01/07/25	1,000,000	1,000,000
Univ of Texas
CP Notes Series A		3.15%		02/20/25	5,000,000	5,000,000
CP Notes Series A		3.15%		02/27/25	5,000,000	5,000,000
CP Notes Series A		3.04%		03/04/25	10,000,000	10,000,000
CP Notes Series A		3.14%		04/02/25	7,500,000	7,500,000
Revenue Financing CP Series A		3.22%		01/08/25	4,000,000	4,000,000
Revenue Financing CP Series A		3.23%		01/13/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.28%		01/14/25	3,000,000	3,000,000
Revenue Financing CP Series A		3.18%		02/13/25	1,400,000	1,400,000
Revenue Financing CP Series A		3.15%		02/14/25	3,704,000	3,704,000
Revenue Financing CP Series A		3.03%		02/19/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.10%		03/03/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.05%		03/20/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.10%		04/02/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.10%		04/23/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.17%		05/12/25	25,000,000	25,000,000
Revenue Financing CP Series A		3.10%		05/13/25	2,500,000	2,500,000
Revenue Financing CP Series A		3.20%		05/13/25	14,200,000	14,200,000
Revenue Financing CP Series A		3.17%		05/14/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.10%		05/21/25	4,000,000	4,000,000
Van Tex ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	125,000	124,999
Van Vleck ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	615,000	616,182
Victoria ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	395,000	395,756
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	3,125,000	3,125,000
Wimberley Texas ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/25	135,000	135,600
Wylie ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	4,030,000	4,030,000
Yoakum Tex ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	965,000	966,458
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.65%		01/07/25	2,670,000	2,670,000
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	6,335,000	6,335,000
						711,368,992
UTAH 0.1%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.15%		01/07/25	4,600,000	4,600,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.75%		01/07/25	820,000	820,000
						5,420,000
VIRGINIA 1.3%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	3.60%		01/07/25	2,970,000	2,970,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(d)	3.80%		01/02/25	4,450,000	4,450,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(d)	3.57%		01/07/25	4,695,000	4,695,000
Health Care RB (Inova Health) Series 2018C	(d)	3.57%		01/07/25	1,615,000	1,615,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.65%		01/07/25	5,500,000	5,500,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		01/02/25	5,000,000	5,000,000
IDA of Fairfax Cnty
Health Care RB (Inova Health) Series 2014A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		01/02/25	8,900,000	8,900,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	3.85%		01/02/25	750,000	750,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.66%		01/07/25	4,000,000	4,000,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: TRUIST BANK)	(d)	3.90%	01/02/25	01/07/25	100,000	100,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(d)	3.80%	01/02/25	01/07/25	6,840,000	6,840,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	5,800,000	5,800,000
						50,620,000
WASHINGTON 1.1%
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	3.67%		01/07/25	1,560,000	1,560,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington
COP Series 2021A		5.00%		01/02/25	145,000	145,000
COP Series 2021C		5.00%		01/02/25	235,000	235,000
GO Bonds Series 2016C		5.00%		02/01/25	200,000	200,248
GO Bonds Series 2020C		5.00%		02/01/25	150,000	150,186
GO Bonds Series 2021B		5.00%		06/01/25	300,000	302,050
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(a)(b)(c)	3.67%		01/07/25	5,300,000	5,300,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.65%		01/07/25	1,665,000	1,665,000
GO Refunding Bonds Series R2015E (ESCROW)		5.00%		07/01/25	300,000	300,000
GO Refunding Bonds Series R2018D		5.00%		08/01/25	100,000	100,998
GO Refunding Bonds Series R2020A		5.00%		01/02/25	750,000	750,000
GO Refunding Bonds Series R2020C		5.00%		07/01/25	280,000	282,379
GO Refunding Bonds Series R2021C (LIQ: CITIBANK NA)	(a)(b)(c)	3.64%		01/07/25	3,200,000	3,200,000
Motor Vehicle Fuel Tax GO Bonds Series 2016B		5.00%		08/01/25	290,000	292,926
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.66%		01/07/25	5,510,000	5,510,000
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.35%		01/07/25	23,300,000	23,300,000
						43,293,787
WISCONSIN 0.7%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(d)	3.70%		01/07/25	5,000,000	5,000,000
Wisconsin Health & Educational Facilities Auth
RB (Bellin Memorial Hospital) Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	1,450,000	1,450,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2024C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.53%		01/07/25	3,000,000	3,000,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.65%		01/07/25	1,500,000	1,500,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(d)	3.80%		01/02/25	4,000,000	4,000,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(d)	3.20%		01/07/25	1,055,000	1,055,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(d)	3.65%		01/07/25	12,000,000	12,000,000
						28,005,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.0%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(d)	3.82%		01/02/25	300,000	300,000
Total Municipal Securities (Cost $3,690,606,120)						3,690,606,120
Total Investments in Securities (Cost $3,690,606,120)						3,690,606,120

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,387,080,000 or 34.7% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$3,690,606,120
Cash		95,229
Receivables:
Fund shares sold		330,909,496
Interest		21,582,132
Prepaid expenses	+	110,860
Total assets		4,043,303,837

Liabilities
Payables:
Investments bought		24,889,305
Fund shares redeemed		16,084,392
Distributions to shareholders		2,711,267
Investment adviser and administrator fees		459,944
Shareholder service fees		29,784
Independent trustees’ fees		182
Accrued expenses	+	202,186
Total liabilities		44,377,060
Net assets		$3,998,926,777

Net Assets by Source
Capital received from investors		$3,998,926,777
Net assets		$3,998,926,777

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,234,412,828		1,234,175,337		$1.00
Ultra Shares	$2,764,513,949		2,764,153,377		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$109,358,274

Expenses
Investment adviser and administrator fees		6,181,099
Shareholder service fees:
Investor Shares		1,705,211
Registration fees		430,478
Portfolio accounting fees		145,182
Independent trustees’ fees		47,787
Custodian fees		38,277
Professional fees		34,995
Shareholder reports		21,288
Transfer agent fees		1,317
Other expenses	+	25,859
Total expenses		8,631,493
Expense reduction	–	740,055
Net expenses	–	7,891,438
Net investment income		101,466,836

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		115,837
Increase in net assets resulting from operations		$101,582,673
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$101,466,836	$71,969,258
Net realized gains	+	115,837	74,351
Increase in net assets from operations		$101,582,673	$72,043,609

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($34,402,968 )	($28,727,531 )
Ultra Shares	+	(67,156,131)	(43,284,907)
Total distributions		($101,559,099 )	($72,012,438 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,398,069,426	1,475,733,130
Ultra Shares	+	5,382,878,727	4,377,378,012
Total shares sold		6,780,948,153	5,853,111,142
Shares Reinvested
Investor Shares		25,402,526	20,329,843
Ultra Shares	+	45,304,477	30,855,164
Total shares reinvested		70,707,003	51,185,007
Shares Redeemed
Investor Shares		(1,264,143,852)	(1,296,350,073)
Ultra Shares	+	(4,729,037,699)	(3,309,897,947)
Total shares redeemed		(5,993,181,551)	(4,606,248,020)
Net transactions in fund shares		858,473,605	1,298,048,129

NET ASSETS
Beginning of period		$3,140,429,598	$1,842,350,298
Total increase	+	858,497,179	1,298,079,300
End of period		$3,998,926,777	$3,140,429,598

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company.  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Municipal Money Fund	Schwab Value Advantage Money Fund®
Schwab AMT Tax-Free Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab AMT Tax-Free Money Fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, each of the fund’s investments were classified as Level 2.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of each funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	68%	66%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	— %	11%

(JPMorgan Chase Bank NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$376,167,947	$165,703,144	$0
Schwab AMT Tax-Free Money Fund	102,331,135	107,085,402	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$17,338,488,383
Schwab AMT Tax-Free Money Fund	3,690,606,120
As of December 31, 2024, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$510,676,608	$635,579	$74,163	$460,040,909	$13,912,255	$—
Schwab AMT Tax-Free Money Fund	101,458,179	80,025	20,895	70,593,532	1,375,726	43,180
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, (the “Funds”) two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Holdings and Financial Statements

MFR26568-22
00308807

Annual Holdings and Financial Statements | December 31, 2024
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab California Municipal Money Fund	2
Schwab New York Municipal Money Fund	21
Financial Notes	39
Report of Independent Registered Public Accounting Firm	46
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Funds | Annual Holdings and Financial Statements
1

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.78%	2.58%	0.87%	0.03%	0.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.30%[3,4]	0.10%[4]	0.28%[4,5]
Total expenses	0.35%	0.35%	0.35%[3]	0.35%	0.46%
Net investment income (loss)	2.74%	2.53%	0.92%	0.01%	0.37%
Net assets, end of period (x 1,000,000)	$2,605	$2,483	$2,604	$2,224	$3,405

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.93%	2.73%	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%[5,6]	0.09%[6]	0.16%[6,7]
Total expenses	0.20%	0.20%	0.20%[5]	0.20%	0.20%[7]
Net investment income (loss)	2.89%	2.68%	1.45%	0.01%	0.01%[7]
Net assets, end of period (x 1,000,000)	$6,426	$5,562	$5,456	$778	$375

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
3

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
CALIFORNIA 98.9%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		01/07/25	54,750,000	54,750,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.49%		01/07/25	15,175,000	15,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.85%		01/07/25	8,550,000	8,550,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF MONTREAL)	(a)	3.40%		01/07/25	4,390,000	4,390,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.70%		01/07/25	330,000	330,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	5,500,000	5,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)	1.80%		01/07/25	72,835,000	72,835,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.26%		01/07/25	62,125,000	62,125,000
Toll Bridge RB Series 2007D2 (LOC: BANK OF AMERICA NA)	(a)	2.79%		01/07/25	5,800,000	5,800,000
Toll Bridge RB Series 2008E1 (LOC: MUFG BANK LTD)	(a)	2.35%		01/07/25	37,850,000	37,850,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	1,500,000	1,500,000
Toll Bridge RB Series 2024A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.80%		01/07/25	79,500,000	79,500,000
Toll Bridge RB Series 2024B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.60%		01/07/25	10,500,000	10,500,000
Toll Bridge RB Series 2024C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.67%		01/07/25	49,000,000	49,000,000
Toll Bridge RB Series 2024D (LOC: TD BANK NA)	(a)	3.50%		01/02/25	86,100,000	86,100,000
Toll Bridge RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/02/25	13,735,000	13,735,000
Toll Bridge RB Series 2024H (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/02/25	17,600,000	17,600,000
Blackrock California Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.76%		01/07/25	74,700,000	74,700,000
Blackrock MuniHoldings California Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.76%		01/07/25	231,500,000	231,500,000
See financial notes
4
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California
GO Bonds (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	11,870,000	11,870,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	20,100,000	20,100,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	6,200,000	6,200,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.62%		01/07/25	2,625,000	2,625,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	2,665,000	2,665,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,375,000	2,375,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	2.35%		01/07/25	45,795,000	45,795,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.60%		01/07/25	15,295,000	15,295,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.55%		01/07/25	82,785,000	82,785,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	2.60%		01/07/25	93,310,000	93,310,000
GO Bonds Series 2024B1 (LOC: PNC BANK NA)	(a)	2.35%		01/07/25	39,000,000	39,000,000
GO Bonds Series 2024B2 (LOC: PNC BANK NA)	(a)	2.35%		01/07/25	33,000,000	33,000,000
GO Bonds Series 2024C1 (LOC: BANK OF AMERICA NA)	(a)	2.74%		01/07/25	10,300,000	10,300,000
GO Bonds Series 2024D (LOC: JPMORGAN CHASE BANK NA)	(a)	2.15%		01/07/25	32,750,000	32,750,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.95%		01/08/25	4,720,000	4,720,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.95%		01/23/25	32,010,000	32,010,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.00%		01/23/25	27,160,000	27,160,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.98%		02/05/25	15,730,000	15,730,000
GO CP Series A4 (LOC: TD BANK NA)		3.05%		02/11/25	23,985,000	23,985,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		01/08/25	6,248,000	6,248,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.95%		02/05/25	9,820,000	9,820,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.07%		02/10/25	50,000,000	50,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.10%		02/12/25	16,450,000	16,450,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.07%		02/20/25	29,660,000	29,660,000
GO Refunding Bonds		5.00%		09/02/25	20,000,000	20,280,221
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	15,000,000	15,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	1,705,000	1,705,000
Lease RB Series 2021B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	7,500,000	7,500,000
California Community Choice Financing Auth
Clean Energy RB Series 2021B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	9,920,000	9,920,000
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%	01/02/25	01/07/25	2,000,000	2,000,000
Clean Energy RB Series 2023E1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,585,000	2,585,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	3,725,000	3,725,000
Clean Energy RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.64%		01/07/25	22,375,000	22,375,000
Clean Energy RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,670,000	2,670,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.08%		01/10/25	19,823,000	19,823,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.00%		01/13/25	10,357,000	10,357,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.02%		01/10/25	32,968,000	32,968,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.00%		01/13/25	37,127,000	37,127,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.08%		01/13/25	79,875,000	79,875,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.06%		01/14/25	40,700,000	40,700,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
5

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.07%		01/14/25	51,737,000	51,737,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.08%		01/14/25	67,478,000	67,478,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.00%		01/06/25	19,855,000	19,855,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.08%		01/10/25	7,056,000	7,056,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.08%		01/14/25	14,403,000	14,403,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.08%		01/17/25	14,377,000	14,377,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.00%		02/03/25	4,000,000	4,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S1		2.70%		07/15/25	40,000,000	40,000,000
CP Notes (Stanford Univ) Series S3		2.83%		08/15/25	38,000,000	38,000,000
CP Notes (Stanford Univ) Series S4		3.48%		01/10/25	32,800,000	32,800,000
CP Notes (Stanford Univ) Series S4		2.70%		07/15/25	1,200,000	1,200,000
RB (California Institute of Technology) Series 2006A	(a)	2.55%		01/07/25	34,115,000	34,115,000
RB (California Institute of Technology) Series 2006B	(a)	2.40%		01/07/25	37,705,000	37,705,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	53,915,000	53,915,000
RB (Stanford Univ) Series V1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	7,175,000	7,175,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	3.80%		01/07/25	10,000,000	10,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	3.80%		01/07/25	4,910,000	4,910,000
RB (EDCO Disposal Corp) Series 2024 (LOC: WELLS FARGO BANK NA)	(a)(b)	2.75%		01/07/25	28,585,000	28,585,000
California Health Facilities Financing Auth
CP (Stanford Health Care)		2.98%		01/07/25	26,300,000	26,299,857
CP (Stanford Health Care) Series 2008B2-1		3.00%		04/10/25	42,050,000	42,050,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	1.45%		01/07/25	72,750,000	72,750,000
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	1,600,000	1,600,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	16,000,000	16,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	7,860,000	7,860,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.82%	01/02/25	01/07/25	34,014,000	34,014,000
RB (Kaiser Permanente) Series 2006E		2.95%		01/07/25	2,775,000	2,775,000
RB (Kaiser Permanente) Series 2006E		2.95%		01/08/25	15,525,000	15,525,000
RB (Kaiser Permanente) Series 2006E		3.12%		02/13/25	43,320,000	43,320,000
RB (Scripps Health) Series 2024C1	(a)	2.50%		01/07/25	39,200,000	39,200,000
RB (Scripps Health) Series 2024C2	(a)	1.45%		01/07/25	90,800,000	90,800,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	2.50%		01/07/25	35,000,000	35,000,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	1,000,000	1,000,000
Refunding RB CP Notes (Stanford Hospital) Series 2008B2-2		2.80%		02/03/25	42,050,000	42,050,000
California Infrastructure & Economic Development Bank
1st Lien Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.51%		01/07/25	720,000	720,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.85%		01/07/25	7,745,000	7,745,000
See financial notes
6
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	3.60%		01/02/25	145,220,000	145,220,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	3.75%		01/02/25	26,445,000	26,445,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	3.70%		01/02/25	36,215,000	36,215,000
Refunding RB (ExxonMobil) Series 2007	(a)	3.52%		01/02/25	17,485,000	17,485,000
Solid Waste Disposal RB (Recology Inc) Series 2024A (LOC: PNC BANK NA)	(a)(b)	3.10%		01/07/25	36,000,000	36,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	3.10%		01/07/25	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	2.95%		01/07/25	5,480,000	5,480,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	3.10%		01/07/25	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.95%		01/07/25	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.75%		01/07/25	5,500,000	5,500,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.10%		01/07/25	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	3.10%		01/07/25	2,500,000	2,500,000
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.60%		01/07/25	2,350,000	2,350,000
Solid Waste Disposal RB (P & D Dairy Poso Creek Family Dairy LLC) Series 2003 (LOC: BMO BANK NA)	(a)	3.10%		01/07/25	3,000,000	3,000,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	3.10%		01/07/25	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	2.75%		01/07/25	30,000,000	30,000,000
Solid Waste Disposal RB (T&W Farms) Series 2002 (LOC: COBANK ACB)	(a)	3.10%		01/07/25	2,940,000	2,940,000
Solid Waste Disposal RB (Vanderham Family Trust-Koetsier & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.10%		01/07/25	2,000,000	2,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/02/25	62,070,000	62,070,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/02/25	40,000,000	40,000,000
RB (Sharp Healthcare) Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)	2.40%		01/07/25	22,000,000	22,000,000
RB (Sharp Healthcare) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	3.55%		01/02/25	33,800,000	33,800,000
RB (Sharp Healthcare) Series 2024D (LOC: TD BANK NA)	(a)	2.45%		01/07/25	37,100,000	37,100,000
RB (Sharp Healthcare) Series 2024E (LOC: TD BANK NA)	(a)	3.50%		01/02/25	71,650,000	71,650,000
California Public Works Board
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	2,300,000	2,300,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		2.75%		02/05/25	7,058,000	7,058,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	8,075,000	8,075,000
RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.58%		01/07/25	1,800,000	1,800,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
7

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	3.78%		01/07/25	3,190,000	3,190,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.69%		01/07/25	15,000,000	15,000,000
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.55%		01/07/25	5,300,000	5,300,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	710,000	710,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	4,100,000	4,100,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		01/07/25	1,625,000	1,625,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.55%		01/07/25	10,620,000	10,620,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.59%		01/07/25	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.44%		01/07/25	4,950,000	4,950,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		01/07/25	2,520,000	2,520,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.69%		01/07/25	3,000,000	3,000,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	2.99%		01/07/25	4,740,000	4,740,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.69%		01/07/25	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		01/07/25	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	2.99%		01/07/25	1,970,000	1,970,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		01/07/25	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.51%		01/07/25	26,245,000	26,245,000
M/F Housing Refunding RB (Lexington Apts) Series 2024A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	8,690,000	8,690,000
M/F Housing Refunding RB (Regency Park Apts) Series 2024B (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	13,770,000	13,770,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.72%		01/07/25	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.76%		01/07/25	13,730,000	13,730,000
RB (Kaiser Permanente) Series 2004E		3.08%		01/09/25	45,015,000	45,015,000
RB (Kaiser Permanente) Series 2004E		3.00%		01/16/25	38,325,000	38,325,000
See financial notes
8
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2004E		3.05%		03/04/25	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004I		2.95%		01/07/25	13,800,000	13,800,000
RB (Kaiser Permanente) Series 2004I		2.95%		01/14/25	19,625,000	19,625,000
RB (Kaiser Permanente) Series 2004I		2.95%		02/04/25	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004I		3.00%		02/06/25	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004K		2.95%		02/05/25	50,080,000	50,080,000
RB (Kaiser Permanente) Series 2004K		3.03%		03/05/25	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2006D		3.00%		01/15/25	29,500,000	29,500,000
RB (Kaiser Permanente) Series 2006D		3.05%		03/05/25	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008B		3.00%		01/16/25	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2008B		3.07%		03/11/25	22,000,000	22,000,000
RB (Kaiser Permanente) Series 2008C		3.00%		01/16/25	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2008C		3.00%		02/04/25	38,425,000	38,425,000
RB (Kaiser Permanente) Series 2009B2		3.05%		03/05/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		2.95%		01/09/25	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B4		2.95%		01/08/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		3.00%		01/14/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.07%		03/11/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.15%		03/13/25	11,700,000	11,700,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	3.65%		01/02/25	110,000	110,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	3,075,000	3,075,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.73%		01/07/25	37,940,000	37,940,000
Contra Costa Water District
Extendible CP	(c)	3.12%	02/12/25	08/15/25	22,000,000	22,000,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.02%		02/13/25	3,730,000	3,730,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.05%		03/04/25	6,960,000	6,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.95%		03/07/25	17,000,000	17,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.95%		03/18/25	19,860,000	19,860,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.73%		01/16/25	2,600,000	2,600,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.07%		03/12/25	45,000,000	45,000,000
Water System RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	4,800,000	4,800,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.03%		03/06/25	30,500,000	30,500,000
Imperial Irrigation District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.95%		03/17/25	22,000,000	22,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
9

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Irvine
Limited Obligation Bonds (Assessment District 93-14) (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.50%		01/02/25	19,102,000	19,102,000
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	3.50%		01/02/25	6,833,000	6,833,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.78%		01/07/25	13,500,000	13,500,000
Consolidated Series 1993 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.50%		01/02/25	7,800,000	7,800,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.50%		01/02/25	4,536,000	4,536,000
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	13,335,000	13,335,000
Los Angeles
TRAN 2024		5.00%		06/26/25	125,000,000	125,999,721
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.05%		01/09/25	61,100,000	61,100,000
Wastewater System CP Series A2 (LOC: TD BANK NA)		3.00%		01/08/25	75,000,000	75,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		3.08%		01/15/25	18,624,000	18,624,000
Los Angeles Cnty
TRAN Series 2024-2025		5.00%		06/30/25	29,525,000	29,779,839
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.95%		01/09/25	30,436,000	30,436,000
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		3.02%		03/04/25	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.05%		01/07/25	50,000,000	50,000,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		3.00%		01/07/25	58,223,000	58,223,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		3.00%		02/06/25	25,218,000	25,218,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.95%		01/09/25	20,505,000	20,505,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.57%		01/07/25	2,500,000	2,500,000
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,225,000	2,225,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	1,400,000	1,400,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.63%		01/07/25	3,970,000	3,970,000
Lease RB Series 2024H (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.63%		01/07/25	13,330,000	13,330,000
Los Angeles Dept of Airports
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	8,000,000	8,000,000
Sr RB Series 2020C & 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.95%		01/02/25	9,440,000	9,440,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	2,250,000	2,250,000
Sr RB Series 2022G (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	1,495,000	1,495,000
Sr RB Series 2022G (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.68%		01/07/25	1,500,000	1,500,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	6,005,000	6,005,000
Sr RB Series 2022H (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	1,495,000	1,495,000
See financial notes
10
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sr Refunding RB Series 2018B		5.00%		05/15/25	6,000,000	6,039,137
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%	01/02/25	01/07/25	2,200,000	2,200,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%	01/02/25	01/07/25	4,000,000	4,000,000
Sub RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,860,000	2,860,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.67%		01/07/25	11,000,000	11,000,000
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	5,790,000	5,790,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	1,670,000	1,670,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.57%		01/07/25	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	4,000,000	4,000,000
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.63%		01/07/25	3,000,000	3,000,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	6,450,000	6,450,000
Sub RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.67%		01/07/25	1,070,000	1,070,000
Sub Refunding RB Series 2016B & 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	8,780,000	8,780,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/07/25	5,600,000	5,600,000
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		2.90%		04/02/25	13,085,000	13,085,000
Sub Revenue CP Series A2 (LOC: BARCLAYS BANK PLC)		3.05%		02/06/25	27,529,000	27,529,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		2.98%		01/02/25	51,547,000	51,547,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		2.92%		03/20/25	1,443,000	1,443,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		2.95%		03/25/25	17,000,000	17,000,000
Sub Revenue CP Series B1 (LOC: PNC BANK NA)		2.95%		01/02/25	74,217,000	74,217,000
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.10%		02/06/25	49,772,000	49,772,000
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.00%		03/25/25	27,376,000	27,376,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		3.00%		01/02/25	20,000,000	20,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	500,000	500,000
Power System RB Series 2001B6 (LIQ: BARCLAYS BANK PLC)	(a)	3.55%		01/02/25	3,000,000	3,000,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	(a)	3.65%		01/02/25	16,400,000	16,400,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)	3.70%		01/02/25	635,000	635,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)	3.50%		01/02/25	10,275,000	10,275,000
Power System RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%	01/02/25	01/07/25	2,670,000	2,670,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%	01/02/25	01/07/25	4,800,000	4,800,000
Power System RB Series 2021A1 (LIQ: ROYAL BANK OF CANADA)	(a)	3.60%		01/02/25	14,210,000	14,210,000
Power System RB Series 2021A2 (LIQ: ROYAL BANK OF CANADA)	(a)	3.60%		01/02/25	50,000,000	50,000,000
Power System RB Series 2021A3 (LIQ: ROYAL BANK OF CANADA)	(a)	3.56%		01/02/25	12,600,000	12,600,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	20,165,000	20,165,000
Power System RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	1,830,000	1,830,000
Power System RB Series 2023C1 (LIQ: TD BANK NA)	(a)	3.60%		01/02/25	81,730,000	81,730,000
Power System RB Series 2023C2 (LIQ: TD BANK NA)	(a)	3.50%		01/02/25	77,025,000	77,025,000
Power System RB Series 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		01/02/25	37,010,000	37,010,000
Water System RB Series 2001B1 (LIQ: PNC BANK NA)	(a)	2.45%		01/07/25	10,000,000	10,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
11

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB Series 2001B3 (LIQ: PNC BANK NA)	(a)	2.40%		01/07/25	8,000,000	8,000,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.60%		01/02/25	700,000	700,000
Water System RB Series 2018A (LIQ: UBS AG)	(b)(c)(d)	3.64%		01/07/25	5,965,000	5,965,000
Water System RB Series 2021A1 (LIQ: TD BANK NA)	(a)	3.50%		01/02/25	93,510,000	93,510,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)	3.50%		01/02/25	31,705,000	31,705,000
Water System RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.64%		01/07/25	6,250,000	6,250,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%	01/02/25	01/07/25	3,000,000	3,000,000
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)	3.45%	01/02/25	01/07/25	1,725,000	1,725,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.00%		01/07/25	8,000,000	8,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.00%		02/04/25	15,000,000	15,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.00%		02/05/25	20,000,000	20,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.00%		02/06/25	4,000,000	4,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.08%		01/09/25	15,797,000	15,797,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.08%		01/10/25	14,300,000	14,300,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.00%		02/04/25	6,428,000	6,428,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.98%		03/04/25	6,667,000	6,667,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		01/07/25	16,200,000	16,200,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.95%		02/04/25	36,800,000	36,800,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.07%		02/04/25	12,000,000	12,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.00%		02/06/25	18,860,000	18,860,000
Los Angeles USD
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	19,570,000	19,570,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.62%		01/07/25	4,925,000	4,925,000
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	3.63%		01/07/25	9,625,000	9,625,000
GO Bonds Series 2024QRR		5.00%		07/01/25	29,000,000	29,322,031
GO Refunding Bonds Series 2024A		5.00%		07/01/25	500,000	504,837
Mt. San Antonio CCD
GO Bonds Series 2024D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.64%		01/07/25	3,100,000	3,100,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.65%		01/07/25	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.65%		01/07/25	60,000,000	60,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.65%		01/07/25	70,000,000	70,000,000
See financial notes
12
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.71%		01/07/25	61,600,000	61,600,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.69%		01/07/25	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.71%		01/07/25	78,300,000	78,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.69%		01/07/25	57,000,000	57,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.00%		03/20/25	4,500,000	4,500,000
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	2.75%		01/07/25	50,510,000	50,510,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.97%		01/07/25	76,190,000	76,190,000
Regents of the University of California
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.85%		01/02/25	15,140,000	15,140,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,875,000	1,875,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	3.55%		01/02/25	23,950,000	23,950,000
Riverside Cnty
Teeter Plan Obligation Notes Series 2024A		3.00%		10/17/25	34,500,000	34,552,811
TRAN Series 2024		5.00%		06/30/25	102,500,000	103,351,848
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		01/07/25	10,050,000	10,050,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.55%		01/07/25	2,665,000	2,665,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	2,700,000	2,700,000
Sub Electric Refunding RB Series 2023C (LIQ: TD BANK NA)	(a)	3.60%		01/02/25	81,665,000	81,665,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	3,800,000	3,800,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.68%		01/07/25	7,235,000	7,235,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		3.05%		03/20/25	16,768,000	16,768,000
San Diego Cnty Water Auth
CP Notes Series 11 (LIQ: BANK OF AMERICA NA)		3.75%		01/16/25	22,000,000	22,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		3.10%		01/09/25	20,000,000	20,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.98%		02/18/25	28,700,000	28,700,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.84%		02/04/25	15,000,000	15,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.00%		03/05/25	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.92%		06/02/25	14,115,000	14,115,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.92%		06/03/25	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.93%		06/05/25	35,000,000	35,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
13

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	3.10%		01/07/25	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	3.10%		01/07/25	64,265,000	64,265,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.00%		01/22/25	30,782,000	30,782,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.03%		01/22/25	75,361,000	75,361,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.12%		01/22/25	12,500,000	12,500,000
San Diego USD
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	8,000,000	8,000,000
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.55%		01/07/25	2,920,000	2,920,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	2,000,000	2,000,000
GO Bonds Series 2023A3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	2,725,000	2,725,000
TRAN 2024-2025A		5.00%		06/30/25	16,715,000	16,895,246
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,135,000	3,135,000
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		3.00%		02/06/25	7,160,000	7,160,000
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		2.90%		02/11/25	31,430,000	31,430,000
San Francisco Airport Commission
RB 2nd Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%	01/02/25	01/07/25	1,975,000	1,975,000
RB 2nd Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.66%		01/07/25	1,675,000	1,675,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	17,000,000	17,000,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.59%		01/07/25	31,180,000	31,180,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	20,440,000	20,440,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.12%		01/02/25	9,500,000	9,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	4,580,000	4,580,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	67,405,000	67,405,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	21,275,000	21,275,000
Refunding RB 2nd Series 2017D		5.00%		05/01/25	1,105,000	1,109,343
Refunding RB 2nd Series 2019H		5.00%		05/01/25	1,325,000	1,330,208
Refunding RB 2nd Series 2023A		5.00%		05/01/25	100,000	100,522
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		01/07/25	13,000,000	13,000,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.08%		01/09/25	41,500,000	41,500,000
Sub CP Notes A5 (LOC: BARCLAYS BANK PLC)		3.15%		01/09/25	38,000,000	38,000,000
Sub CP Notes B5 (LOC: BARCLAYS BANK PLC)		3.06%		01/07/25	10,000,000	10,000,000
Sub CP Series A3 (LOC: BMO BANK NA)		3.06%		01/09/25	85,000,000	85,000,000
See financial notes
14
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	3,750,000	3,750,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	3,045,000	3,045,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	2.85%		01/07/25	2,160,000	2,160,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.00%		01/07/25	34,435,000	34,435,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.00%		03/04/25	40,444,000	40,444,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	2,130,000	2,130,000
Wastewater RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	5,000,000	5,000,000
Water CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.95%		01/06/25	22,667,000	22,667,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.05%		01/07/25	45,943,000	45,943,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.06%		01/09/25	76,058,000	76,058,000
Water CP Series A3T (LOC: BARCLAYS BANK PLC)		3.00%		01/06/25	44,500,000	44,500,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.98%		01/07/25	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.85%		01/07/25	19,700,000	19,700,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.69%		01/07/25	4,595,000	4,595,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.40%		01/07/25	25,900,000	25,900,000
Sub Airport CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.05%		01/08/25	27,918,000	27,918,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.80%		01/07/25	4,875,000	4,875,000
Lease RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	9,045,000	9,045,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	2.80%		01/07/25	40,910,000	40,910,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Series 2001A (LOC: CITIBANK NA)	(a)	2.99%		01/07/25	1,720,000	1,720,000
Santa Clara Cnty Housing Auth
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.60%		01/07/25	3,212,000	3,212,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.39%		01/07/25	19,725,000	19,725,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.50%		07/01/25	100,000	99,591
Sub Water Refunding RB Series 2024B1 (LIQ: BANK OF AMERICA NA)	(a)	3.10%		01/07/25	61,000,000	61,000,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	3.50%		01/02/25	5,750,000	5,750,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
15

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.26%		01/07/25	60,385,000	60,385,000
Univ of California
CP Notes Series 2009A		3.00%		01/08/25	7,470,000	7,470,000
CP Notes Series 2009A		3.00%		01/30/25	10,000,000	10,000,000
CP Notes Series 2009A		3.00%		02/04/25	22,150,000	22,150,000
CP Notes Series 2009A		3.07%		02/04/25	35,000,000	35,000,000
CP Notes Series 2009A		3.10%		02/04/25	30,620,000	30,620,000
CP Notes Series 2009A		3.00%		02/05/25	6,480,000	6,480,000
CP Notes Series 2009A		3.07%		02/10/25	10,000,000	10,000,000
CP Notes Series 2009A		3.07%		02/11/25	30,000,000	30,000,000
CP Notes Series 2009A		3.00%		02/12/25	22,000,000	22,000,000
CP Notes Series 2009A		3.02%		02/12/25	40,000,000	40,000,000
CP Notes Series 2009A		2.90%		02/13/25	40,000,000	40,000,000
CP Notes Series 2009A		2.95%		02/13/25	10,000,000	10,000,000
CP Notes Series 2009A		3.00%		02/18/25	40,000,000	40,000,000
CP Notes Series 2009A		3.10%		02/18/25	17,000,000	17,000,000
CP Notes Series 2009A		3.10%		02/19/25	4,350,000	4,350,000
CP Notes Series 2009A		3.08%		02/20/25	21,750,000	21,750,000
CP Notes Series 2009A		3.05%		02/25/25	15,000,000	15,000,000
CP Notes Series 2009A		3.08%		02/27/25	27,080,000	27,080,000
CP Notes Series 2009A		3.03%		03/05/25	15,000,000	15,000,000
CP Notes Series 2009A		3.05%		03/05/25	16,500,000	16,500,000
General RB Series 2018AZ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	2,000,000	2,000,000
General RB Series 2018AZ (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.63%		01/07/25	2,000,000	2,000,000
General RB Series 2023BN (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.62%		01/07/25	5,690,000	5,690,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.80%		01/02/25	3,645,000	3,645,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	2,500,000	2,500,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	10,500,000	10,500,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	8,765,000	8,765,000
Ventura USD
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,780,000	1,780,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	3,800,000	3,800,000
See financial notes
16
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.70%		01/07/25	3,095,000	3,095,000
						8,928,532,212
Total Municipal Securities (Cost $8,928,532,212)						8,928,532,212
Total Investments in Securities (Cost $8,928,532,212)						8,928,532,212

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,693,924,000 or 18.8% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
17

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$8,928,532,212
Cash		35,582
Receivables:
Fund shares sold		108,075,356
Interest		40,340,246
Investments sold		28,012,611
Prepaid expenses	+	44,259
Total assets		9,105,040,266

Liabilities
Payables:
Fund shares redeemed		37,566,498
Investments bought		30,012,000
Distributions to shareholders		4,747,642
Investment adviser and administrator fees		1,394,061
Shareholder service fees		63,223
Independent trustees’ fees		195
Accrued expenses	+	332,795
Total liabilities		74,116,414
Net assets		$9,030,923,852

Net Assets by Source
Capital received from investors		$9,030,920,273
Total distributable earnings	+	3,579
Net assets		$9,030,923,852

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,605,279,121		2,604,692,978		$1.00
Ultra Shares	$6,425,644,731		6,424,197,922		$1.00

See financial notes
18
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$266,625,627

Expenses
Investment adviser and administrator fees		16,471,130
Shareholder service fees:
Investor Shares		3,750,842
Portfolio accounting fees		146,251
Registration fees		130,476
Custodian fees		83,203
Professional fees		55,608
Independent trustees’ fees		52,374
Shareholder reports		30,567
Transfer agent fees		1,308
Other expenses	+	67,935
Total expenses		20,789,694
Expense reduction	–	554,741
Net expenses	–	20,234,953
Net investment income		246,390,674

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		293,852
Increase in net assets resulting from operations		$246,684,526
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
19

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$246,390,674	$234,403,267
Net realized gains	+	293,852	912,481
Increase in net assets from operations		$246,684,526	$235,315,748

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($68,466,453 )	($69,867,142 )
Ultra Shares	+	(178,171,644)	(165,164,884)
Total distributions		($246,638,097 )	($235,032,026 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		2,660,029,948	3,479,000,275
Ultra Shares	+	8,254,962,482	9,253,572,975
Total shares sold		10,914,992,430	12,732,573,250
Shares Reinvested
Investor Shares		51,210,392	52,337,407
Ultra Shares	+	138,605,602	129,002,978
Total shares reinvested		189,815,994	181,340,385
Shares Redeemed
Investor Shares		(2,589,346,109)	(3,651,541,397)
Ultra Shares	+	(7,529,704,044)	(9,277,212,685)
Total shares redeemed		(10,119,050,153)	(12,928,754,082)
Net transactions in fund shares		985,758,271	(14,840,447)

NET ASSETS
Beginning of period		$8,045,119,152	$8,059,675,877
Total increase (decrease)	+	985,804,700	(14,556,725)
End of period		$9,030,923,852	$8,045,119,152

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
20
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	—	—	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.06%	3.03%	0.92%	0.06%	0.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.31%[3,4]	0.12%[4]	0.30%[4,5]
Total expenses	0.36%	0.36%	0.37%[3]	0.38%	0.49%
Net investment income (loss)	3.01%	3.00%	1.05%	0.01%	0.43%
Net assets, end of period (x 1,000,000)	$1,054	$989	$702	$470	$668

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
21

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.21%	3.19%	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%[5,6]	0.12%[6]	0.19%[7]
Total expenses	0.21%	0.21%	0.22%[5]	0.23%	0.22%[7]
Net investment income (loss)	3.15%	3.13%	1.60%	0.01%	0.03%[7]
Net assets, end of period (x 1,000,000)	$1,848	$1,394	$1,058	$98	$119

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes
22
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 97.9% OF NET ASSETS
NEW YORK 97.9%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		01/07/25	200,000	200,000
Amherst Development Corp Student Housing Facilities
Sr Living Facility Refunding RB (Asbury Pointe Inc) Series 2011A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.75%		01/07/25	6,445,000	6,445,000
Amityville UFSD
TAN 2024-2025		4.00%		06/26/25	3,000,000	3,013,811
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	2,075,000	2,075,000
BlackRock Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.76%		01/07/25	70,000,000	70,000,000
Blackrock MuniHoldings New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.76%		01/07/25	83,000,000	83,000,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	7,600,000	7,600,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	9,345,000	9,345,000
Commack UFSD
TAN 2024-2025		4.00%		06/24/25	6,000,000	6,028,856
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	2,000,000	2,008,034
Deer Park UFSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,044,403
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	10,255,000	10,255,000
Eastchester UFSD
GO BAN 2024		4.25%		01/24/25	29,500,000	29,517,336
Eastport South Manor CSD
TAN 2024-2025		4.00%		02/04/25	18,000,000	18,015,301
Erie Cnty IDA
Civic Facility RB (Canisius High School) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	8,765,000	8,765,000
Frontier CSD
BAN 2024A		4.50%		06/26/25	10,415,000	10,460,291
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
23

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Half Hollow Hills CSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,037,767
Hauppauge UFSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,046,922
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.64%		01/07/25	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.65%		01/07/25	6,250,000	6,250,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.65%		01/07/25	6,250,000	6,250,000
Hyde Park CSD
BAN 2024		4.50%		06/25/25	3,375,000	3,389,754
Kingston
BAN 2024A		4.25%		03/05/25	11,500,000	11,517,757
BAN 2024B		4.50%		04/17/25	15,000,000	15,038,293
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/07/25	8,300,000	8,300,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	3.69%		01/07/25	665,000	665,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	3.67%		01/07/25	2,335,000	2,335,000
Manhasset UFSD
BAN 2024		4.00%		08/29/25	3,000,000	3,016,756
Metropolitan Transportation Auth
Dedicated Tax Fund RB Series 2024B1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	5,800,000	5,800,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,430,000	2,430,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.80%		01/02/25	1,150,000	1,150,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	4.10%		01/02/25	5,540,000	5,540,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	19,000,000	19,000,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	4.05%		01/02/25	4,300,000	4,300,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	2,100,000	2,100,000
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	5,114,823	5,134,929
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	6,695,000	6,695,000
Mount Sinai UFSD
TAN 2024		4.50%		06/25/25	14,750,000	14,807,746
Nassau Cnty IDA
Housing RB (Rockville Centre Housing Associates) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.95%		01/07/25	7,170,000	7,170,000
New Hartford CSD
BAN 2024		4.50%		06/27/25	10,000,000	10,038,101
New Rochelle CSD
BAN 2024A		4.25%		04/03/25	17,700,000	17,737,967
See financial notes
24
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.98%		01/02/25	10,160,000	10,160,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	300,000	300,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,620,000	2,620,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	7,830,000	7,830,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(a)	3.57%		01/07/25	500,000	500,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	10,950,000	10,950,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/02/25	480,000	480,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	6,850,000	6,850,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.00%		01/02/25	6,550,000	6,550,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	1,800,000	1,800,000
GO Bonds Fiscal 2020 Series C1		5.00%		08/01/25	185,000	186,943
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	1,875,000	1,875,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/02/25	3,230,000	3,230,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/25	8,900,000	8,900,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	13,500,000	13,500,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	900,000	900,000
GO Bonds Fiscal 2023 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	5,800,000	5,800,000
GO Bonds Fiscal 2024 Series A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	2,000,000	2,000,000
GO Bonds Fiscal 2025 Series A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	3,705,000	3,705,000
GO Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	8,545,000	8,545,000
GO Bonds Fiscal 2025 Series C3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	68,750,000	68,750,000
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.66%	01/02/25	04/07/25	16,740,000	16,740,000
New York City Housing Development Corp
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	8,000,000	8,000,000
M/F Housing RB (Royal Charter Properties-East) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.57%		01/07/25	1,200,000	1,200,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	5,295,000	5,295,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	4,650,000	4,650,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)	3.50%		01/07/25	2,070,000	2,070,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.55%		01/07/25	4,300,000	4,300,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.55%		01/07/25	88,340,000	88,340,000
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	4,000,000	4,000,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	6,475,000	6,475,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	3.05%		01/07/25	550,000	550,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
25

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.65%		01/07/25	8,000,000	8,000,000
M/F Housing RB Series 2024D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,000,000	4,000,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		01/02/25	3,745,000	3,745,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		01/07/25	500,000	500,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.15%		01/07/25	1,430,000	1,430,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	3.69%		01/07/25	4,960,000	4,960,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.55%		01/07/25	16,535,000	16,535,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	25,000,000	25,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	2,500,000	2,500,000
Water & Sewer System 2nd Genaral Resolution RB Fiscal 2024 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,730,000	4,730,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,250,000	3,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	4,465,000	4,465,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/02/25	5,500,000	5,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	5,900,000	5,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		01/02/25	4,200,000	4,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/25	11,250,000	11,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	13,085,000	13,085,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	9,995,000	9,995,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	7,815,000	7,815,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,500,000	2,500,000
See financial notes
26
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.85%		01/02/25	4,445,000	4,445,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	3,365,000	3,365,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	2,030,000	2,030,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	24,550,000	24,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/02/25	1,330,000	1,330,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	2,200,000	2,200,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.00%		01/02/25	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/25	3,240,000	3,240,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	18,100,000	18,100,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	2,445,000	2,445,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	5,600,000	5,600,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/25	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	6,450,000	6,450,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	8,870,000	8,870,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	6,680,000	6,680,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		01/02/25	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	3.80%		01/02/25	2,415,000	2,415,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	4,070,000	4,070,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/25	9,495,000	9,495,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	900,000	900,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
27

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.98%		01/02/25	6,620,000	6,620,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	9,190,000	9,190,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,700,000	2,700,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.64%		01/07/25	2,445,000	2,445,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	7,605,000	7,605,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,755,000	2,755,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	11,250,000	11,250,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	3,475,000	3,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.70%		01/07/25	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.52%		01/07/25	4,290,000	4,290,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	9,815,000	9,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C4 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.65%		01/07/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	8,550,000	8,550,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	27,195,000	27,195,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.66%	01/02/25	06/23/25	16,495,000	16,495,000
New York Power Auth
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,665,000	6,665,000
New York State Dormitory Auth
CP Notes		3.06%		01/08/25	4,600,000	4,600,000
CP Notes		2.95%		02/05/25	33,450,000	33,446,687
CP Notes		3.04%		02/05/25	7,725,000	7,725,000
CP Notes		3.04%		02/12/25	28,000,000	28,000,000
CP Notes		3.10%		02/12/25	21,950,000	21,950,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	19,000,000	19,000,000
See financial notes
28
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.30%		01/07/25	34,000,000	34,000,000
RB (Columbia Univ) Series 2015A, 2016A2, 2017A, 2018A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		01/02/25	13,770,000	13,770,000
RB (Cornell Univ) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	7,900,000	7,900,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	5,215,000	5,215,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.67%		01/07/25	6,830,000	6,830,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	705,000	705,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.57%		01/07/25	35,345,000	35,345,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	13,280,000	13,280,000
State Personal Income Tax RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	7,000,000	7,000,000
State Personal Income Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,330,000	3,330,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	490,000	490,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	3,455,000	3,455,000
State Personal Income Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.64%		01/07/25	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	8,870,000	8,870,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	4,090,000	4,090,000
State Personal Income Tax RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	1,970,000	1,970,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.64%		01/07/25	22,870,000	22,870,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,125,000	2,125,000
State Sales Tax RB Series 2024A (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	9,940,000	9,940,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(a)	3.50%		01/07/25	1,400,000	1,400,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	5,340,000	5,340,000
State Revolving Funds RB Series 2022B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	7,125,000	7,125,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
29

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.60%		01/07/25	400,000	400,000
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.57%		01/07/25	3,800,000	3,800,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.73%		01/07/25	600,000	600,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	11,715,000	11,715,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/07/25	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	31,200,000	31,200,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	1,100,000	1,100,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/07/25	13,700,000	13,700,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	16,800,000	16,800,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/07/25	40,000,000	40,000,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.15%		01/07/25	2,000,000	2,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	3.60%		01/07/25	435,000	435,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	38,145,000	38,145,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	35,300,000	35,300,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	11,500,000	11,500,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.78%		01/07/25	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.69%		01/07/25	4,305,000	4,305,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.65%		01/07/25	4,990,000	4,990,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.69%		01/07/25	19,700,000	19,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.15%		01/07/25	11,700,000	11,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	4,100,000	4,100,000
Housing RB (W 17th St) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.60%		01/07/25	530,000	530,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/07/25	13,000,000	13,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	3.73%		01/07/25	4,700,000	4,700,000
Housing RB (Worth Street) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.15%		01/07/25	34,900,000	34,900,000
See financial notes
30
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: ROYAL BANK OF CANADA)	(a)	3.60%		01/07/25	16,000,000	16,000,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	3.55%		01/07/25	31,180,000	31,180,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	3.65%		01/07/25	12,315,000	12,315,000
Homeowner Mortgage RB Series 258 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	2,365,000	2,365,000
Homeowner Mortgage RB Series 264 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	1,170,000	1,170,000
New York State Power Auth
CP Series 1		3.25%		01/08/25	9,354,000	9,354,000
CP Series 1		3.08%		02/04/25	2,900,000	2,900,000
CP Series 1		3.10%		02/04/25	11,500,000	11,500,000
CP Series 2		3.13%		01/09/25	34,904,000	34,904,000
CP Series 2		3.15%		02/05/25	17,368,000	17,368,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	11,290,000	11,290,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,445,000	2,445,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	6,500,000	6,500,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	29,225,000	29,225,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	10,000,000	10,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.67%		01/07/25	2,150,000	2,150,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,565,000	1,565,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	3,880,000	3,880,000
State Personal Income Tax RB Series 2023A (LIQ: UBS AG)	(b)(c)(d)	3.95%		01/02/25	2,670,000	2,670,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.77%	01/02/25	01/16/25	24,465,000	24,465,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,665,000	6,665,000
Niagara-Wheatfield CSD
BAN 2024		4.25%		06/26/25	21,500,000	21,581,843
Niskayuna CSD
GO BAN 2024		4.50%		06/27/25	10,000,000	10,045,615
North Babylon NY UFSD
TAN 2024-2025		3.50%		02/13/25	14,000,000	14,004,382
Northport-East Northport UFSD
TAN 2024-2025		4.00%		06/24/25	5,000,000	5,020,639
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
31

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.67%		01/07/25	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.67%		01/07/25	5,200,000	5,200,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.67%		01/07/25	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	4,350,000	4,350,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.95%		01/07/25	4,070,000	4,070,000
Oyster Bay-East Norwich CSD
BAN 2024		4.50%		07/09/25	23,500,000	23,605,064
Penn Yan CSD
GO BAN Series 2024		4.50%		06/26/25	4,520,062	4,538,461
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/07/25	1,700,000	1,700,000
Consolidated Bonds 188th Series		5.00%		05/01/25	370,000	371,627
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	1,875,000	1,875,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.13%		01/02/25	3,930,000	3,930,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.67%		01/07/25	1,745,000	1,745,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	6,960,000	6,960,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.55%		01/07/25	1,310,000	1,310,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	640,000	640,000
Consolidated Bonds 234th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.66%		01/07/25	2,130,000	2,130,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	3,850,000	3,850,000
Consolidated Bonds 236th Series (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.68%		01/07/25	7,600,000	7,600,000
Consolidated Bonds 241st Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	1,400,000	1,400,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.68%		01/07/25	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.65%		01/07/25	7,500,000	7,500,000
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	4,560,000	4,580,152
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	2,050,000	2,050,000
Sayville UFSD
BAN Series 2024		4.50%		05/08/25	15,000,000	15,043,962
Schenectady IDA
Civic Facility RB (Union Graduate College) Series 2008A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	3,585,000	3,585,000
Skaneateles CSD
GO BAN 2024		4.50%		06/26/25	15,625,028	15,689,385
South Huntington UFSD
TAN 2024-2025		4.00%		06/24/25	10,000,000	10,047,378
See financial notes
32
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southold
BAN 2024		4.00%		09/19/25	18,354,160	18,488,694
Spencerport CSD
BAN 2024		4.50%		06/27/25	16,900,000	16,970,848
Suffolk Cnty
TAN 2025		4.00%		07/25/25	10,000,000	10,063,456
Tompkins Cnty IDA
Variable Rate Demand Civic Facility RB Series 2003A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.90%		01/07/25	6,655,000	6,655,000
Tonawanda
BAN 2024		4.00%		08/22/25	8,000,000	8,051,358
Triborough Bridge & Tunnel Auth
2nd Sub BAN Series 2024A		5.00%		12/01/25	18,000,000	18,302,846
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	3.85%		01/02/25	4,760,000	4,760,000
General RB Series 2003B2 (LOC: TD BANK NA)	(a)	3.80%		01/02/25	2,085,000	2,085,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,250,000	1,250,000
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	3,305,000	3,305,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	4,800,000	4,800,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	10,365,000	10,365,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	24,975,000	24,975,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	3,120,000	3,120,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/02/25	6,825,000	6,825,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.65%		01/07/25	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	4,050,000	4,050,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.67%		01/07/25	8,387,000	8,387,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	345,000	345,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	1,040,000	1,040,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/07/25	8,610,000	8,610,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,840,000	4,840,000
Payroll Mobility Tax Sr Lien Bonds Series 2024B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.65%		01/07/25	6,665,000	6,665,000
Payroll Mobility Tax Sr Lien Refunding RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	4,025,000	4,025,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
33

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr. Lien Bonds Series 2021A1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	20,380,000	20,380,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.77%	01/02/25	01/09/25	22,325,000	22,325,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	4,100,000	4,100,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	9,375,000	9,375,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	3,625,000	3,625,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.66%		01/07/25	5,000,000	5,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/07/25	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/07/25	8,335,000	8,335,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	19,715,000	19,715,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	2,000,000	2,000,000
Sales Tax RB Series 2024A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		01/02/25	7,500,000	7,500,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/25	9,000,000	9,000,000
Sales Tax RB Series 2024A1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.65%		01/07/25	3,000,000	3,000,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.65%		01/07/25	2,565,000	2,565,000
Tuckahoe UFSD
BAN 2024		4.50%		04/24/25	12,643,000	12,675,161
Ulster Cnty
BAN 2024		3.75%		11/14/25	16,000,000	16,082,558
Vestal CSD
GO BAN 2024A		4.00%		07/18/25	14,500,000	14,573,494
GO BAN 2024B		4.00%		09/26/25	2,143,800	2,156,095
Wappingers CSD
BAN 2024		4.25%		08/08/25	4,000,000	4,022,194
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/07/25	495,000	495,000
West Babylon UFSD
TAN 2024-2025		4.00%		06/20/25	5,000,000	5,021,903
See financial notes
34
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Genesee CSD
BAN 2024A		4.50%		06/26/25	3,850,000	3,866,022
						2,842,428,791
Total Municipal Securities (Cost $2,842,428,791)						2,842,428,791
Total Investments in Securities (Cost $2,842,428,791)						2,842,428,791

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,260,512,000 or 43.4% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
35

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$2,842,428,791
Cash		2,964
Receivables:
Fund shares sold		51,913,774
Interest		18,785,576
Prepaid expenses	+	25,529
Total assets		2,913,156,634

Liabilities
Payables:
Fund shares redeemed		7,401,979
Distributions to shareholders		1,593,425
Investments bought		1,050,153
Investment adviser and administrator fees		379,061
Shareholder service fees		25,141
Independent trustees’ fees		179
Accrued expenses	+	162,639
Total liabilities		10,612,577
Net assets		$2,902,544,057

Net Assets by Source
Capital received from investors		$2,902,544,057
Net assets		$2,902,544,057

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,054,173,880		1,053,965,520		$1.00
Ultra Shares	$1,848,370,177		1,848,090,969		$1.00

See financial notes
36
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$84,150,822

Expenses
Investment adviser and administrator fees		4,780,523
Shareholder service fees:
Investor Shares		1,471,626
Registration fees		147,117
Portfolio accounting fees		110,876
Independent trustees’ fees		47,161
Professional fees		37,949
Custodian fees		17,419
Shareholder reports		15,050
Transfer agent fees		1,320
Other expenses	+	19,004
Total expenses		6,648,045
Expense reduction	–	395,187
Net expenses	–	6,252,858
Net investment income		77,897,964

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		108,928
Increase in net assets resulting from operations		$78,006,892
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
37

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$77,897,964	$65,521,877
Net realized gains	+	108,928	32,681
Increase in net assets from operations		$78,006,892	$65,554,558

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($29,518,677 )	($25,905,622 )
Ultra Shares	+	(48,449,872)	(39,615,836)
Total distributions		($77,968,549 )	($65,521,458 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,290,573,712	1,490,519,963
Ultra Shares	+	2,487,149,695	2,918,814,507
Total shares sold		3,777,723,407	4,409,334,470
Shares Reinvested
Investor Shares		23,280,795	20,861,277
Ultra Shares	+	36,261,426	31,572,272
Total shares reinvested		59,542,221	52,433,549
Shares Redeemed
Investor Shares		(1,248,669,663)	(1,224,542,428)
Ultra Shares	+	(2,069,533,249)	(2,613,427,831)
Total shares redeemed		(3,318,202,912)	(3,837,970,259)
Net transactions in fund shares		519,062,716	623,797,760

NET ASSETS
Beginning of period		$2,383,442,998	$1,759,612,138
Total increase	+	519,101,059	623,830,860
End of period		$2,902,544,057	$2,383,442,998

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
38
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company.  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab California Municipal Money Fund	Schwab Value Advantage Money Fund
Schwab New York Municipal Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab California Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.
The Schwab New York Municipal Money Fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
39

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, each of the fund’s investments were classified as Level 2.
40
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
41

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of each funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	75%	76%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	13%
	(Bank of America NA)	(Federal National Mortgage Association)
(JPMorgan Chase Bank NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
42
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$34,455,408	$278,081,369	$0
Schwab New York Municipal Money Fund	71,854,725	33,939,300	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
43

Schwab Municipal Money Funds
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$8,928,532,212
Schwab New York Municipal Money Fund	2,842,428,791
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	TOTAL
Schwab California Municipal Money Fund	$3,579	$3,579
Schwab New York Municipal Money Fund	—	—
For the fiscal year ended December 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	6,586
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab California Municipal Money Fund	$246,358,954	$279,143	$218,781,408	$16,250,618
Schwab New York Municipal Money Fund	77,884,885	83,664	63,687,403	1,834,055
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
44
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements
45

Schwab Municipal Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, (the “Funds”) two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting The Charles Schwab Family of Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
46
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

MFR13859-28
00308806

Annual Holdings and Financial Statements | December 31, 2024
Schwab Retirement Government Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
1

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.14%	4.97%	1.47%	0.01%	0.40%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.17%[3,4]	0.07%[4]	0.18%[4]
Total expenses	0.21%	0.21%	0.21%[3]	0.21%	0.31%
Net investment income (loss)	5.01%	4.87%	1.50%	0.01%	0.38%
Net assets, end of period (x 1,000,000)	$2,184	$1,947	$1,661	$1,610	$1,804

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 35.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.63%		01/02/25	1,600,000	1,600,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	01/03/25	1,800,000	1,800,000
		1.13%		01/06/25	11,500,000	11,495,501
(SOFR + 0.12%)	(a)	4.49%	01/02/25	01/21/25	6,600,000	6,600,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	01/23/25	1,600,000	1,600,000
		4.35%		02/04/25	4,000,000	3,984,160
		4.92%		02/06/25	1,500,000	1,493,000
		4.35%		02/11/25	2,900,000	2,886,080
		5.02%		02/21/25	1,500,000	1,489,833
		4.73%		03/03/25	1,500,000	1,488,500
(SOFR + 0.13%)	(a)	4.50%	01/02/25	03/07/25	3,000,000	3,000,000
		4.65%		03/31/25	1,400,000	1,384,497
		5.00%		04/04/25	600,000	599,890
		4.52%		04/07/25	1,500,000	1,482,583
		4.30%		04/11/25	1,400,000	1,383,830
		4.30%		04/15/25	1,400,000	1,383,177
		4.51%		04/17/25	2,100,000	2,073,111
(SOFR + 0.14%)	(a)	4.51%	01/02/25	04/21/25	3,600,000	3,600,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	04/28/25	2,800,000	2,800,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	05/02/25	9,300,000	9,300,000
		4.24%		05/05/25	700,000	690,122
(SOFR + 0.13%)	(a)	4.50%	01/02/25	05/20/25	5,100,000	5,100,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	05/27/25	1,500,000	1,500,000
		4.37%		05/28/25	1,000,000	982,723
		4.37%		06/06/25	700,000	687,161
		4.37%		06/09/25	1,400,000	1,373,825
		4.37%		06/11/25	800,000	784,853
(EFFR + 0.14%)	(a)	4.47%	01/02/25	06/11/25	5,500,000	5,500,000
(SOFR + 0.05%)	(a)	4.42%	01/02/25	06/20/25	1,100,000	1,100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	06/24/25	3,200,000	3,200,000
		4.38%		06/25/25	1,400,000	1,371,106
		5.00%		06/25/25	1,000,000	999,353
		5.04%		06/26/25	2,000,000	1,953,333
(3 mo. US TBILL + 0.16%)	(a)	4.44%	01/07/25	06/30/25	5,600,000	5,600,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	06/30/25	5,200,000	5,200,000
		5.00%		07/15/25	1,000,000	1,000,517
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/07/25	07/17/25	5,700,000	5,700,000
		3.15%		07/21/25	700,000	695,654
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/21/25	1,100,000	1,100,000
		4.75%		07/29/25	1,500,000	1,499,256
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
3

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.68%		08/04/25	900,000	880,621
		4.24%		08/11/25	1,500,000	1,461,970
		4.38%		08/13/25	2,000,000	1,998,504
(EFFR + 0.14%)	(a)	4.47%	01/02/25	08/20/25	2,900,000	2,900,000
		4.25%		09/05/25	1,700,000	1,698,813
(EFFR + 0.13%)	(a)	4.46%	01/02/25	09/15/25	3,400,000	3,400,000
(EFFR + 0.16%)	(a)	4.40%	01/02/25	09/23/25	2,200,000	2,200,000
(EFFR + 0.15%)	(a)	4.48%	01/02/25	09/26/25	2,000,000	2,000,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/06/25	5,600,000	5,601,781
		5.13%		10/10/25	4,100,000	4,124,086
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/17/25	3,500,000	3,500,000
		5.13%		10/20/25	700,000	704,279
(SOFR + 0.13%)	(a)	4.50%	01/02/25	10/21/25	6,800,000	6,800,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	10/29/25	5,000,000	5,001,410
(EFFR + 0.14%)	(a)	4.47%	01/02/25	11/10/25	1,300,000	1,300,837
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/14/25	6,000,000	6,000,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/28/25	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	12/15/25	500,000	500,000
(SOFR + 0.09%)	(a)	4.46%	01/02/25	12/22/25	4,300,000	4,300,000
(SOFR + 0.07%)	(a)	4.44%	01/02/25	12/23/25	1,800,000	1,800,000
(SOFR + 0.06%)	(a)	4.43%	01/02/25	12/30/25	2,900,000	2,900,000
(EFFR + 0.12%)	(a)	4.45%	01/02/25	01/08/26	6,300,000	6,300,000
(SOFR + 0.08%)	(a)	4.45%	01/02/25	01/28/26	3,200,000	3,200,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/11/26	1,100,000	1,100,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	04/01/26	2,900,000	2,900,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	04/17/26	3,200,000	3,200,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	05/05/26	3,000,000	3,000,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/06/26	5,600,000	5,600,000
(EFFR + 0.09%)	(a)	4.42%	01/02/25	05/07/26	3,300,000	3,300,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	05/08/26	4,800,000	4,800,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/24/26	4,500,000	4,500,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	06/24/26	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/10/26	1,000,000	1,000,000
(SOFR + 0.13%)	(a)	4.50%	01/02/25	07/23/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/03/26	500,000	500,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	09/23/26	4,300,000	4,300,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/30/26	3,600,000	3,600,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/18/26	2,100,000	2,100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/23/26	10,000,000	10,000,000
FEDERAL HOME LOAN BANKS
		4.83%		01/02/25	1,700,000	1,700,000
		5.15%		01/02/25	1,600,000	1,600,000
		4.79%		01/03/25	4,100,000	4,099,478
		4.76%		01/10/25	6,600,000	6,593,334
(SOFR + 0.02%)	(a)	4.39%	01/02/25	01/13/25	3,800,000	3,800,000
		4.77%		01/21/25	11,600,000	11,599,882
		4.80%		01/23/25	4,900,000	4,899,958
		4.91%		01/23/25	4,100,000	4,088,783
		5.20%		01/29/25	5,700,000	5,678,582
		5.21%		01/31/25	6,600,000	6,573,310
See financial notes
4
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.90%		02/07/25	4,900,000	4,877,117
		5.04%		02/07/25	10,900,000	10,847,680
		5.00%		02/10/25	4,900,000	4,874,732
		5.04%		02/10/25	3,600,000	3,581,280
		5.00%		02/13/25	4,900,000	4,872,817
		4.52%		02/14/25	4,300,000	4,277,144
		5.05%		02/14/25	6,500,000	6,462,695
(SOFR + 0.02%)	(a)	4.39%	01/02/25	02/18/25	4,300,000	4,300,000
		4.79%		02/27/25	1,100,000	1,091,992
		4.82%		02/28/25	4,300,000	4,268,001
		5.00%		03/05/25	10,300,000	10,213,966
(SOFR + 0.03%)	(a)	4.40%	01/02/25	03/06/25	7,100,000	7,100,000
		4.50%		03/07/25	3,600,000	3,571,680
(SOFR + 0.05%)	(a)	4.38%	01/02/25	03/10/25	3,600,000	3,600,000
(SOFR + 0.04%)	(a)	4.41%	01/02/25	03/14/25	3,200,000	3,200,000
		4.63%		03/14/25	700,000	699,461
(SOFR + 0.02%)	(a)	4.39%	01/02/25	03/17/25	5,800,000	5,800,000
		4.81%		03/17/25	3,000,000	2,971,140
		4.30%		03/21/25	7,200,000	7,133,716
		5.00%		03/21/25	3,700,000	3,661,280
		4.42%		03/28/25	5,700,000	5,641,725
		4.99%		03/28/25	5,900,000	5,832,785
		5.00%		03/28/25	7,400,000	7,315,609
		5.24%		04/01/25	6,700,000	6,617,181
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/03/25	3,700,000	3,700,000
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/08/25	3,600,000	3,600,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/08/25	3,600,000	3,600,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/11/25	3,500,000	3,500,000
		4.59%		04/11/25	5,600,000	5,531,316
		0.50%		04/14/25	6,465,000	6,382,009
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/14/25	4,200,000	4,200,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/16/25	3,600,000	3,600,000
		4.27%		04/17/25	5,700,000	5,630,674
(SOFR + 0.14%)	(a)	4.51%	01/02/25	04/21/25	2,700,000	2,700,000
(SOFR + 0.03%)	(a)	4.40%	01/02/25	04/23/25	4,300,000	4,300,000
		5.24%		04/23/25	4,900,000	4,824,685
(SOFR + 0.12%)	(a)	4.49%	01/02/25	05/01/25	2,900,000	2,900,000
		4.67%		05/01/25	3,200,000	3,152,294
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/02/25	4,000,000	4,000,000
		4.35%		05/05/25	6,400,000	6,307,067
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/05/25	3,700,000	3,700,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/08/25	3,500,000	3,500,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/13/25	4,200,000	4,200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/14/25	5,500,000	5,500,000
		4.37%		05/15/25	3,500,000	3,444,787
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/19/25	9,500,000	9,500,000
		5.18%		05/21/25	3,300,000	3,237,311
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/22/25	3,600,000	3,600,000
		4.32%		05/23/25	5,700,000	5,606,123
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/27/25	5,400,000	5,400,000
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
5

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.32%		06/02/25	1,000,000	982,383
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/02/25	3,600,000	3,600,000
		5.15%		06/04/25	300,000	293,765
		4.24%		06/06/25	3,600,000	3,536,063
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/06/25	3,600,000	3,600,000
		4.24%		06/09/25	3,600,000	3,534,351
		4.27%		06/09/25	3,600,000	3,534,430
		3.13%		06/13/25	1,000,000	991,510
		4.37%		06/13/25	3,000,000	2,942,423
		4.22%		06/16/25	12,900,000	12,657,588
(SOFR + 0.12%)	(a)	4.49%	01/02/25	06/16/25	100,000	100,000
		4.30%		06/20/25	7,200,000	7,058,040
		4.22%		06/30/25	4,400,000	4,309,864
		4.30%		07/07/25	7,200,000	7,044,132
		5.17%		07/07/25	2,900,000	2,900,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/10/25	3,200,000	3,201,674
		4.21%		07/11/25	5,900,000	5,772,175
		4.23%		07/11/25	1,000,000	978,203
(SOFR + 0.03%)	(a)	4.40%	01/02/25	07/11/25	6,400,000	6,400,000
		5.24%		07/11/25	3,000,000	3,000,000
		4.27%		07/18/25	4,900,000	4,788,454
		4.83%		07/23/25	700,000	681,893
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/28/25	3,700,000	3,700,000
		4.13%		08/07/25	3,600,000	3,599,570
(SOFR + 0.06%)	(a)	4.43%	01/02/25	08/19/25	2,900,000	2,900,280
(SOFR + 0.16%)	(a)	4.53%	01/02/25	08/22/25	5,400,000	5,400,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	08/27/25	7,400,000	7,400,000
		4.00%		08/28/25	1,400,000	1,395,997
		4.29%		09/12/25	700,000	679,584
		4.46%		10/09/25	4,300,000	4,300,000
		4.25%		12/05/25	2,800,000	2,796,456
		4.61%		12/05/25	7,100,000	7,100,000
		4.40%		12/12/25	4,200,000	4,197,489
		4.48%		01/06/26	7,200,000	7,200,000
		4.38%		01/30/26	4,300,000	4,300,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	04/10/26	1,000,000	1,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	07/21/26	2,200,000	2,200,000
(SOFR + 0.18%)	(a)	4.55%	01/02/25	09/18/26	4,300,000	4,300,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	09/24/26	4,300,000	4,300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/08/26	2,100,000	2,100,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	12/23/26	2,200,000	2,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		4.33%		01/16/25	5,100,000	5,091,452
		4.58%		01/17/25	7,100,000	7,086,628
		4.56%		01/30/25	7,100,000	7,075,178
		4.57%		01/31/25	2,000,000	1,992,750
		3.40%		05/23/25	700,000	697,652
		0.38%		07/21/25	6,800,000	6,639,707
		4.05%		08/28/25	2,200,000	2,193,624
		4.20%		08/28/25	700,000	697,802
See financial notes
6
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.38%		09/23/25	15,100,000	14,717,320
		0.60%		10/20/25	900,000	876,242
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/05/26	4,600,000	4,600,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	04/02/26	1,800,000	1,800,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/07/26	2,000,000	2,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/04/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/23/26	3,900,000	3,900,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/16/26	2,100,000	2,100,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.63%		01/07/25	1,400,000	1,399,408
		4.55%		01/29/25	4,300,000	4,285,520
		0.50%		06/17/25	6,500,000	6,378,027
		0.38%		08/25/25	700,000	684,034
		0.54%		10/27/25	5,380,000	5,219,642
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/18/26	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/29/26	1,300,000	1,300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	08/21/26	7,100,000	7,100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/23/26	1,500,000	1,500,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/20/26	4,000,000	4,000,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/11/26	2,000,000	2,000,000
Total U.S. Government Agency Debt (Cost $773,927,270)						773,927,270

U.S. TREASURY DEBT 8.8% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.20%)	(a)	4.48%	01/02/25	01/31/25	16,400,000	16,401,204
		1.13%		02/28/25	2,500,000	2,485,345
		2.75%		02/28/25	2,400,000	2,391,591
		1.75%		03/15/25	2,400,000	2,384,800
		3.88%		03/31/25	15,400,000	15,358,449
		0.38%		04/30/25	2,000,000	1,970,189
		3.88%		04/30/25	12,800,000	12,754,974
(3 mo. US TBILL + 0.17%)	(a)	4.44%	01/02/25	04/30/25	11,600,000	11,601,728
		2.13%		05/15/25	8,600,000	8,509,357
		2.75%		05/15/25	6,100,000	6,054,358
		0.25%		05/31/25	1,500,000	1,471,966
		0.25%		06/30/25	6,800,000	6,666,690
(3 mo. US TBILL + 0.13%)	(a)	4.40%	01/02/25	07/31/25	17,200,000	17,198,593
		4.75%		07/31/25	3,500,000	3,504,884
		2.00%		08/15/25	3,500,000	3,452,160
		4.35%		09/04/25	1,200,000	1,165,945
		0.25%		09/30/25	3,600,000	3,495,653
		5.00%		09/30/25	3,600,000	3,619,199
		4.25%		10/15/25	2,400,000	2,399,847
		0.25%		10/31/25	4,400,000	4,256,371
(3 mo. US TBILL + 0.17%)	(a)	4.45%	01/02/25	10/31/25	12,100,000	12,094,465
		2.25%		11/15/25	1,500,000	1,474,435
		0.38%		11/30/25	8,900,000	8,594,650
		0.38%		12/31/25	12,800,000	12,320,391
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
7

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.63%		12/31/25	5,100,000	5,018,487
		4.25%		12/31/25	6,700,000	6,700,573
		3.88%		01/15/26	3,200,000	3,187,715
(3 mo. US TBILL + 0.25%)	(a)	4.52%	01/02/25	01/31/26	12,400,000	12,414,556
(3 mo. US TBILL + 0.15%)	(a)	4.43%	01/02/25	04/30/26	500,000	500,041
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/02/25	07/31/26	3,500,000	3,499,767
Total U.S. Treasury Debt (Cost $192,948,383)						192,948,383

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	3,100,000	3,100,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $7,300,000)						7,300,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 57.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 21.0%
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	11,002,726	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,330,000, 2.00% - 5.00%, due 06/01/36 - 09/01/52)
BANK OF MONTREAL
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,255, 6.00%, due 05/01/54)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	5,001,239	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,151,277, 3.50% - 6.50%, due 10/01/38 - 09/20/54)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	16,014,093	16,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,494,603, 3.50% - 7.00%, due 02/15/37 - 11/15/59)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	12,002,973	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,360,000, 1.12% - 13.28%, due 02/25/25 - 08/25/51)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	14,003,469	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,000, 2.40% - 6.05%, due 11/25/36 - 05/20/73)
See financial notes
8
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	3,000,743	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,076,506, 0.13% - 7.00%, due 02/28/25 - 12/01/54)
Issued 12/19/24, repurchase date 01/30/25		4.32%		01/07/25	15,034,200	15,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $15,329,983, 0.13% - 7.00%, due 04/15/25 - 10/20/74)
CITIGROUP GLOBAL MARKETS INC
Issued 10/23/24, repurchase date 01/21/25		4.70%		01/21/25	5,058,750	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,033, 1.88%, due 02/15/32)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,298, 2.25%, due 08/15/27)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	10,002,478	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,259,269, 0.00% - 7.83%, due 01/07/25 - 12/25/54)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	40,009,911	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,200,001, 2.00% - 6.50%, due 06/01/43 - 06/01/54)
GOLDMAN SACHS & CO LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	15,003,717	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,001, 4.00%, due 02/16/64)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	16,014,093	16,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,320,001, 1.63% - 6.50%, due 08/15/29 - 12/20/54)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	16,013,596	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,320,000, 2.00% - 6.50%, due 02/15/40 - 12/20/54)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	16,013,782	16,000,000
(Collateralized by U.S. Treasury Securities valued at $16,320,106, 0.25%, due 07/15/29)
Issued 12/31/24, repurchase date 01/07/25		4.44%		01/07/25	27,023,310	27,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $27,540,001, 2.40% - 6.50%, due 06/30/29 - 04/20/64)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00% - 4.50%, due 08/20/47 - 11/20/54)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	59,014,619	59,000,000
(Collateralized by U.S. Government Agency Securities valued at $60,770,000, 2.00% - 7.50%, due 01/15/33 - 10/20/64)
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
9

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 10/01/24, repurchase date 04/09/25	(a)	4.52%	01/02/25	04/07/25	15,354,067	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,000, 0.00% - 5.75%, due 09/25/35 - 11/20/54) (SOFR + 0.15%)
Issued 10/22/24, repurchase date 04/30/25	(a)	4.52%	01/02/25	04/07/25	32,670,969	32,000,000
(Collateralized by U.S. Government Agency Securities valued at $32,960,000, 0.00% - 6.00%, due 12/25/26 - 05/25/54) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	4,000,991	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,096, 4.88%, due 10/31/28)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	3,000,743	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,063,069, 1.00% - 4.13%, due 09/30/27 - 02/15/46)
RBC DOMINION SECURITIES INC
Issued 12/20/24, repurchase date 01/30/25		4.32%		01/07/25	59,127,440	59,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $61,006,329, 0.25% - 7.00%, due 09/30/25 - 08/20/63)
Issued 12/24/24, repurchase date 01/07/25		4.37%		01/07/25	5,008,497	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,158,731, 2.50% - 6.50%, due 06/30/29 - 12/20/54)
ROYAL BANK OF CANADA
Issued 12/20/24, repurchase date 01/31/25		4.33%		01/07/25	15,032,475	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,377,329, 2.00% - 2.50%, due 11/15/41 - 05/15/46)
Issued 12/20/24, repurchase date 01/29/25		4.33%		01/07/25	7,015,155	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,244,784, 2.70% - 7.24%, due 02/25/26 - 11/01/54)
TRUIST BANK
Issued 12/31/24, repurchase date 01/02/25		4.26%		01/02/25	14,003,313	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,000, 2.00%, due 08/01/51 - 12/01/51)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	5,001,239	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,000, 1.50%, due 12/01/50)
WELLS FARGO SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	3,000,743	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,120,773, 4.50%, due 01/20/49)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	13,011,047	13,000,000
(Collateralized by U.S. Government Agency Securities valued at $13,531,488, 2.50%, due 08/01/51)
						458,000,000
See financial notes
10
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 36.1%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	8,001,978	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,099, 0.13% - 0.75%, due 01/15/27 - 01/15/31)
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	5,001,236	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,077, 4.63%, due 05/15/44)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	4,000,989	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,081,037, 1.13% - 4.38%, due 02/15/26 - 08/15/45)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,589,988	1,589,595
(Collateralized by U.S. Treasury Securities valued at $1,621,830, 0.00% - 4.63%, due 04/15/25 - 05/15/54)
BNP PARIBAS SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	9,002,225	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,182,362, 0.63% - 4.25%, due 02/28/29 - 02/15/40)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	16,003,955	16,000,000
(Collateralized by U.S. Treasury Securities valued at $16,320,080, 4.38%, due 07/15/27)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/19/24, repurchase date 01/30/25		4.31%		01/07/25	49,111,461	49,000,000
(Collateralized by U.S. Treasury Securities valued at $49,980,017, 0.13% - 4.48%, due 01/15/26 - 08/15/33)
Issued 12/23/24, repurchase date 01/23/25		4.31%		01/07/25	1,001,796	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,030, 0.13% - 2.63%, due 04/15/25 - 07/15/32)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	27,006,675	27,000,000
(Collateralized by U.S. Treasury Securities valued at $27,540,025, 4.50%, due 11/15/33)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	81,071,190	81,000,000
(Collateralized by U.S. Treasury Securities valued at $82,620,086, 1.25% - 2.38%, due 04/30/26 - 09/30/28)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,298, 2.25%, due 08/15/27)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,298, 2.25%, due 08/15/27)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	23,019,499	23,000,000
(Collateralized by U.S. Treasury Securities valued at $23,479,970, 1.50%, due 08/15/26)
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
11

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	2,000,494	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,040, 0.13% - 4.63%, due 09/30/25 - 01/15/33)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.25%		01/02/25	168,039,667	168,000,000
(Collateralized by U.S. Treasury Securities valued at $168,039,682, 3.88%, due 08/15/40)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	61,015,080	61,000,000
(Collateralized by U.S. Treasury Securities valued at $62,220,011, 0.75%, due 07/15/28)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	48,011,893	48,000,000
(Collateralized by U.S. Treasury Securities valued at $48,960,156, 1.38%, due 07/15/33)
GOLDMAN SACHS & CO LLC
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	23,020,214	23,000,000
(Collateralized by U.S. Treasury Securities valued at $23,460,015, 3.88%, due 05/15/43)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	21,018,457	21,000,000
(Collateralized by U.S. Treasury Securities valued at $21,420,007, 4.63%, due 09/15/26)
Issued 12/30/24, repurchase date 01/06/25		4.35%		01/06/25	12,010,150	12,000,000
(Collateralized by U.S. Treasury Securities valued at $12,240,009, 1.25% - 4.63%, due 06/30/25 - 11/15/54)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	36,030,520	36,000,000
(Collateralized by U.S. Treasury Securities valued at $36,720,022, 0.00%, due 08/07/25)
Issued 12/31/24, repurchase date 01/07/25		4.42%		01/07/25	60,051,567	60,000,000
(Collateralized by U.S. Treasury Securities valued at $61,200,085, 3.75%, due 08/31/26)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	48,011,867	48,000,000
(Collateralized by U.S. Treasury Securities valued at $48,960,005, 2.50% - 4.25%, due 01/31/25 - 08/15/54)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	58,014,339	58,000,000
(Collateralized by U.S. Treasury Securities valued at $59,160,014, 0.00% - 4.63%, due 01/07/25 - 10/15/29)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	8,001,978	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,000, 2.00% - 6.63%, due 07/15/25 - 02/15/44)
RBC DOMINION SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	3,000,742	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,774, 0.13% - 4.25%, due 10/15/25 - 02/15/46)
See financial notes
12
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/09/24, repurchase date 01/08/25		4.51%		01/07/25	15,054,496	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,357,577, 0.25% - 4.63%, due 07/31/26 - 07/15/33)
						789,589,595
Total Repurchase Agreements (Cost $1,247,589,595)						1,247,589,595
Total Investments in Securities (Cost $2,221,765,248)						2,221,765,248

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
13

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$974,175,653
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		1,247,589,595
Receivables:
Interest		5,547,176
Fund shares sold		43,828
Prepaid expenses	+	11,496
Total assets		2,227,367,748

Liabilities
Payables:
Fund shares redeemed		29,928,043
Investments bought		8,165,004
Distributions to shareholders		5,224,859
Investment adviser and administrator fees		299,386
Independent trustees’ fees		178
Accrued expenses	+	152,658
Total liabilities		43,770,128
Net assets		$2,183,597,620

Net Assets by Source
Capital received from investors		$2,183,597,620
Net assets		$2,183,597,620

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,183,597,620		2,183,594,880		$1.00

See financial notes
14
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$108,059,416

Expenses
Investment adviser and administrator fees		3,948,137
Portfolio accounting fees		96,628
Registration fees		72,178
Custodian fees		56,315
Independent trustees’ fees		46,818
Professional fees		42,377
Shareholder reports		11,402
Transfer agent fees		1,389
Other expenses	+	14,454
Total expenses		4,289,698
Expense reduction	–	341,542
Net expenses	–	3,948,156
Net investment income		104,111,260

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		13,640
Increase in net assets resulting from operations		$104,124,900
See financial notes
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
15

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$104,111,260	$88,262,956
Net realized gains	+	13,640	15,244
Increase in net assets from operations		$104,124,900	$88,278,200

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($104,124,380 )	($88,277,273 )

TRANSACTIONS IN FUND SHARES*
Shares sold		645,166,474	609,494,467
Shares reinvested		38,296,448	33,322,800
Shares redeemed	+	(447,007,985)	(356,730,840)
Net transactions in fund shares		236,454,937	286,086,427

NET ASSETS
Beginning of period		$1,947,142,163	$1,661,054,809
Total increase	+	236,455,457	286,087,354
End of period		$2,183,597,620	$1,947,142,163

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
16
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Retirement Government Money Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund
The fund offers one share class.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Retirement Government Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/ or U.S. government securities, obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC)Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
17

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, all of the fund’s investments were classified as Level 2.
18
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2024, the fund had investments in repurchase agreements with a gross value of $1,247,589,595 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
19

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.
20
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund`s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments was $2,221,765,248.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$104,124,380	$88,277,273
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements
21

Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund, (the “Fund”) one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Retirement Government Money Fund | Annual Holdings and Financial Statements

MFR95514-08
00308809

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 14, 2025